As filed with the Securities and Exchange Commission on October 2, 2020

File No. [ ]

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

(    ) Pre-Effective Amendment No. ___

(    ) Post-Effective Amendment No. ___

GREAT-WEST FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

8515 E. Orchard Road

Greenwood Village, Colorado 80111

Registrant’s Telephone Number, including Area Code (866) 831-7129

Jonathan D. Kreider

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Address of Principal Executive Offices)

Copy to:

Ryan L. Logsdon

Vice President, Counsel & Secretary

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

TITLE OF SECURITIES BEING REGISTERED: Shares of Common Stock (par value $0.10 per share) of the Registrant.

No filing fee is required because of reliance on Section 24(f) and an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall therefore become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Dear Shareholder,

We wish to provide you with important information concerning your investment in one or more of the “Target Funds” listed in the table below. The Board of Directors of Great-West Funds, Inc. (“Great-West Funds”) has approved the reorganization of each Target Fund, a series of Great-West Funds, into the corresponding “Acquiring Fund”, also a series of Great-West Funds, listed in the table below (collectively referred to as the “Reorganization”).

Target Fund (collectively the “Target Funds”)	Acquiring Fund (collectively the “Acquiring Funds”)
Great-West SecureFoundation® Lifetime 2035 Fund	Great-West Lifetime 2035 Fund
Great-West SecureFoundation® Lifetime 2040 Fund	Great-West Lifetime 2040 Fund
Great-West SecureFoundation® Lifetime 2045 Fund	Great-West Lifetime 2045 Fund
Great-West SecureFoundation® Lifetime 2050 Fund	Great-West Lifetime 2050 Fund
Great-West SecureFoundation® Lifetime 2055 Fund	Great-West Lifetime 2055 Fund
Great-West SecureFoundation® Lifetime 2060 Fund	Great-West Lifetime 2060 Fund

As a result of this Reorganization, effective on or about February 5, 2021, shareholders of each Target Fund will become shareholders of the corresponding Acquiring Fund.

The Target Funds and the Acquiring Funds (each a “Fund” or collectively the “Funds”) share a common investment adviser, Great-West Capital Management, LLC. Each of the Funds is a “fund-of-funds” that pursues its investment objective by investing in other mutual funds and in a fixed interest contract (the “GWL&A Contract”) issued and guaranteed by Great-West Life & Annuity Insurance Company (“GWL&A”). The underlying mutual funds and the GWL&A Contract are referred to as the “Underlying Funds.”

The investment objective, principal investment strategies and principal investment risks of each Target Fund are substantially similar to those of its corresponding Acquiring Fund, and each Target Fund and its corresponding Acquiring Fund have similar performance. Each Target Fund’s and each Acquiring Fund’s investment advisory fee is calculated at the annual rate of 0.12% of net assets. The Investor Class, Service Class and Class L shares of the Target Funds and Acquiring Funds have identical shareholder services fees of 0.35%. The Service Class and Class L shares of the Target Funds and Acquiring Funds have identical Rule 12b-1 fees of 0.10% and 0.25%, respectively. However, each Acquiring Fund has higher acquired fund fees and expenses than the corresponding Target Fund because, unlike the Target Funds which invest exclusively in passively managed Underlying Funds (also referred to as “Index Funds”), the Acquiring Funds also invest in actively managed Underlying Funds which are generally more costly than Index Funds. As a result, each Acquiring Fund has a total expense ratio that is higher than that of the corresponding Target Fund.

The Reorganization is expected to provide you with increased diversification (relative to that of the Target Funds) due to the greater number of underlying asset classes in which the Acquiring Funds invest, such as real estate securities, high yield bonds, and treasury inflation-protected securities (TIPS). Additionally, the Acquiring Funds provide for a greater allocation to actively managed Underlying Funds, as compared to the Target Funds.

The Reorganization is intended to be a tax-free reorganization for federal income tax purposes, and the closing of the Reorganization will be conditioned upon, among other things, receiving an opinion of counsel to that effect. As a result, it is anticipated that you will not recognize any taxable gain or loss as a direct result of this Reorganization.

Detailed information about the Agreement and Plan of Reorganization (the “Agreement”) and the reasons for the Board’s approval of the Agreement are contained in the enclosed materials.

NO ACTION ON YOUR PART IS REQUIRED TO EFFECT THE REORGANIZATION. You will automatically receive shares of the corresponding Acquiring Fund(s) in exchange for your shares of the Target Fund(s) on or about February 5, 2021. If you have any questions, please contact us at (866) 831-7129.

Sincerely,

Jonathan D. Kreider President & Chief Executive Officer Great-West Funds, Inc.

Important Information for Shareholders of Great-West SecureFoundation® Lifetime 2035 Fund, Great-West SecureFoundation® Lifetime 2040 Fund, Great-West SecureFoundation® Lifetime 2045 Fund, Great-West SecureFoundation® Lifetime 2050 Fund, Great-West SecureFoundation® Lifetime 2055 Fund and Great-West SecureFoundation® Lifetime 2060 Fund

The enclosed Information Statement/Prospectus describes the contemplated reorganization of each “Target Fund”, a series of Great-West Funds, Inc. (“Great-West Funds”), into the corresponding “Acquiring Fund”, also a series of Great-West Funds, listed in the table below (the “Reorganization”). The Target Funds and the Acquiring Funds are collectively referred to herein as the “Funds” or individually as a “Fund.”

Target Fund (collectively the “Target Funds”)	Acquiring Fund (collectively the “Acquiring Funds”)
Great-West SecureFoundation® Lifetime 2035 Fund	Great-West Lifetime 2035 Fund
Great-West SecureFoundation® Lifetime 2040 Fund	Great-West Lifetime 2040 Fund
Great-West SecureFoundation® Lifetime 2045 Fund	Great-West Lifetime 2045 Fund
Great-West SecureFoundation® Lifetime 2050 Fund	Great-West Lifetime 2050 Fund
Great-West SecureFoundation® Lifetime 2055 Fund	Great-West Lifetime 2055 Fund
Great-West SecureFoundation® Lifetime 2060 Fund	Great-West Lifetime 2060 Fund

Although we recommend you read the complete Information Statement/Prospectus, for your convenience, we have provided the following brief overview of the Reorganization. For more complete information, please refer to the detailed information about the Reorganization contained in the Information Statement/Prospectus.

SHAREHOLDER APPROVAL IS NOT REQUIRED TO EFFECT THE REORGANIZATION. YOU ARE NOT ASKED TO RETURN A PROXY OR TO TAKE ANY OTHER ACTION AT THIS TIME.

Q.	Why am I receiving this Information Statement/Prospectus?

A.

On September 22-23, 2020, the Board of Directors of Great-West Funds (the “Board”) approved the reorganization of each Target Fund into the corresponding Acquiring Fund, as set forth in the table above. As of the close of business on the effective date of this Reorganization, investments in the Investor Class, Service Class and Class L shares of each Target Fund will automatically become investments in the corresponding Investor Class, Service Class or Class L shares of the corresponding Acquiring Fund with an equal total net asset value. You will not incur any fees or charges or any federal income tax liability as a direct result of this Reorganization. We anticipate the Reorganization will occur on or about February 5, 2021. You are receiving this Information Statement/Prospectus because you are invested in one or more of the Target Funds through an insurance company separate account for certain variable annuity contracts and variable life insurance policies, an individual retirement account, or a qualified retirement plan (collectively, “Permitted Accounts”).

Q.	Why has the Reorganization been proposed for the Target Funds?

A.

Each of the Funds is a “fund-of-funds” that pursues its investment objective by investing in other mutual funds and in a fixed interest contract (the “GWL&A Contract”) issued and guaranteed by Great-West Life & Annuity Insurance Company (“GWL&A”). The Funds are “target date” funds, meaning they have an asset allocation strategy designed to meet certain investment goals based on an investor’s investment horizon (such as projected retirement date) and personal objectives. As a Fund approaches its respective target year (the presumed retirement year for the investor), it becomes more conservative as demonstrated by a declining allocation to equities. Investors in the Target Funds are required to purchase a Guaranteed Lifetime Withdrawal Benefit (the “Guarantee”) ten (10) years prior to target date of a Target Fund.

The Board considered the Reorganization upon the recommendation of Great-West Capital Management, LLC (“GWCM”), each Fund’s investment adviser. GWCM recommended this Reorganization because the Target Funds have not attracted significant assets and GWCM does not believe the Target Funds will attract sufficient assets to sustain them. GWCM believes the Reorganization will benefit the Target Funds and their shareholders by, among other things, allowing the Reorganization of each Target Fund into a corresponding Acquiring Fund with the same target date, a substantially similar investment objective and substantially similar principal investment strategies and principal investment risks. The Board has concluded that the proposed Reorganization of each Target Fund into the corresponding Acquiring Fund is in the best interest of each Target Fund and its shareholders, and that each Target Fund’s existing shareholders will not be diluted as a result of the Reorganization. In reaching this conclusion, the Board considered a number of factors that are summarized below and discussed in greater detail in the enclosed materials.

Q.	How do the fees and expenses compare?

A.

Each Acquiring Fund’s investment advisory fee is calculated at the annual rate of 0.12% of net assets, which is equal to the investment advisory fee payable by each Target Fund. The Investor Class, Service Class and Class L shares of the Target Funds and Acquiring Funds have identical shareholder services fees of 0.35%. The Service Class and Class L shares of the Target Funds and Acquiring Funds have identical Rule 12b-1 fees of 0.10% and 0.25%, respectively. However, each Acquiring Fund has higher acquired fund fees and expenses than the corresponding Target Fund because, unlike the Target Funds which invest exclusively in passively managed Underlying Funds (also referred to as “Index Funds”), the Acquiring Funds also invest in actively managed Underlying Funds which are generally more costly than Index Funds. As a result, the total expense ratio of each Acquiring Fund is higher than that of the corresponding Target Fund. For details on fees and expenses, please see the section entitled “Fees and Expenses” of the Information Statement/Prospectus.

Q.	Will I receive new shares in exchange for my current shares?

A.

Yes. As part of the Reorganization, each shareholder of a Target Fund will receive shares of the corresponding class of the corresponding Acquiring Fund in an amount equal to the total net asset value of the Target Fund shares surrendered by such shareholder, determined in each case as of the close of trading on the date of the Reorganization. Although the number of shares of the Acquiring Fund you receive may differ from the number of shares you held in a Target Fund, the total net asset value of your shares will be the same.

Q.	Will I have to pay federal income taxes as a result of the Reorganization?

A.

No. The Reorganization of each Target Fund is intended to qualify as a tax-free reorganization for federal income tax purposes. It is expected that shareholders of the Target Funds and investors who hold shares of the Target Funds through a variable annuity contract or variable life insurance policy will recognize no gains or losses for federal income tax purposes as a direct result of the Reorganization. The section entitled “The Reorganization—Material Federal Income Tax Consequences” of the Information Statement/Prospectus provides additional information regarding the federal income tax consequences of the Reorganization.

Q.	Who will pay for the Reorganization?

A.

GWCM will bear all expenses of the Reorganization even if the Reorganization is not completed, including legal costs, audit fees, and printing and mailing expenses. GWCM estimates the costs of the Reorganization to be $43,183.

Q.	What is the timetable for the Reorganization?

A.	The Reorganization is expected to take effect at the close of business on February 5, 2021, or such other date as the officers of Great-West Funds reasonably determine.

Q.	Whom do I call if I have questions?

A.	If you need any assistance, or have any questions regarding the Reorganization, please call (866) 831-7129.

Information Statement/Prospectus

Dated [ ], 2020

Relating to the Acquisition of the Assets and Liabilities of

each Target Fund by the Corresponding Acquiring Fund

Target Fund	Acquiring Fund
Great-West SecureFoundation® Lifetime 2035 Fund	Great-West Lifetime 2035 Fund
Great-West SecureFoundation® Lifetime 2040 Fund	Great-West Lifetime 2040 Fund
Great-West SecureFoundation® Lifetime 2045 Fund	Great-West Lifetime 2045 Fund
Great-West SecureFoundation® Lifetime 2050 Fund	Great-West Lifetime 2050 Fund
Great-West SecureFoundation® Lifetime 2055 Fund	Great-West Lifetime 2055 Fund
Great-West SecureFoundation® Lifetime 2060 Fund	Great-West Lifetime 2060 Fund

This Information Statement/Prospectus is being furnished to shareholders of the following series of Great-West Funds, Inc. (“Great-West Funds”), a Maryland corporation and an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”): Great-West SecureFoundation® Lifetime 2035 Fund, Great-West SecureFoundation® Lifetime 2040 Fund, Great-West SecureFoundation® Lifetime 2045 Fund, Great-West SecureFoundation® Lifetime 2050 Fund, Great-West SecureFoundation® Lifetime 2055 Fund and Great-West SecureFoundation® Lifetime 2060 Fund (each a “Target Fund” and, collectively, the “Target Funds”) in connection with the reorganization of each Target Fund into the corresponding Acquiring Fund as set forth in the chart above (each an “Acquiring Fund” and collectively, the “Acquiring Funds”) (the “Reorganization”). Each Acquiring Fund is also a series of Great-West Funds. The Target Funds and the Acquiring Funds are referred to herein collectively as the “Funds” and individually as a “Fund.”

Upon completion of the Reorganization, holders of Investor Class, Service Class and Class L shares of each Target Fund will own Investor Class, Service Class and Class L shares, respectively, of the corresponding Acquiring Fund with the same target date. Shares of an Acquiring Fund received by shareholders of a Target Fund in the Reorganization will have the same total net asset value as the total net asset value of the corresponding Target Fund’s shares surrendered by such shareholders, determined in each case as of the close of trading on the closing date of the Reorganization. The Board of Directors of Great-West Funds (the “Board”) determined the Reorganization is in the best interests of the Target Funds, the Acquiring Funds and their respective shareholders. The address, principal executive office and telephone number of Great-West Funds is 8515 East Orchard Road, Greenwood Village, Colorado 80111 and (866) 831-7129.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this Information Statement/Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This Information Statement/Prospectus concisely sets forth the information shareholders of each Target Fund should know about the Reorganization (in effect, investing in Investor Class, Service Class and Class L shares of each Acquiring Fund) and constitutes an offering of Investor Class, Service Class and Class L shares of common stock, par value $0.10 per share, of the Acquiring Funds. Please read it carefully and retain it for future reference.

SHAREHOLDER APPROVAL IS NOT REQUIRED TO EFFECT THE REORGANIZATION. YOU ARE NOT ASKED TO RETURN A PROXY OR TO TAKE ANY OTHER ACTION AT THIS TIME.

The following documents contain additional information about the Funds, have been filed with the Securities and Exchange Commission (“SEC”), and are incorporated into this Information Statement/Prospectus by reference:

i.	the Great-West Funds’ prospectuses, dated April 29, 2020, as supplemented through the date of this Information Statement/Prospectus, only insofar as they relate to the Funds (File No. 811-03364);

ii.

the Great-West Funds’ statement of additional information, dated April 29, 2020, as supplemented through the date of this Information Statement/Prospectus, only insofar as it relates to the Funds (File No. 811-03364).

iii.	the statement of additional information relating to the Reorganization, dated [ ], 2020 (the “Reorganization SAI”).

iv.	The Target Funds’ unaudited financial statements contained in the Funds’ semi-annual report for the six-month period ended June 30, 2020 (File No. 811-03364);

v.	The Acquiring Funds’ unaudited financial statements contained in the Funds’ semi-annual report for the six-month period ended June 30, 2020 (File No. 811-03364);

vi.

the Target Funds’ audited financial statements as of December 31, 2019, and the report of Deloitte & Touche LLP, an independent registered public accounting firm, as contained in the Funds’ annual reports for the fiscal year ended December 31, 2019 (File No. 811-03364).

vii.

the Acquiring Funds’ audited financial statements as of December 31, 2019, and the report of Deloitte & Touche LLP, an independent registered public accounting firm, as contained in the Funds’ annual reports for the fiscal year ended December 31, 2019 (File No. 811-03364);

No other parts of the documents referenced above are incorporated by reference herein.

Copies of the foregoing may be obtained without charge by calling (866) 831-7129 or writing to Great-West Funds, Inc., Attn: Secretary, 8515 East Orchard Road, Greenwood Village, Colorado 80111. If you wish to request the Reorganization SAI, please ask for the “Reorganization SAI.”

Great-West Funds is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, files reports and other information with the SEC. Reports, proxy statements, registration statements and other information filed by Great-West Funds (including the registration statement relating to the Acquiring Funds on Form N-14, of which this Information Statement/Prospectus is a part) may be inspected without charge and copied (for a duplication fee at prescribed rates) at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You may call the SEC at (202) 551-8090 for information about the operation of the Public Reference Room. As of the date of this Information Statement/Prospectus, the Public Reference Room is closed due to the COVID-19 pandemic. You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549. You may also access reports and other information about the Funds on the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

SUMMARY

The following is a summary of the more complete information contained in this Information Statement/Prospectus and the information attached hereto or incorporated herein by reference, including the Agreement and Plan of Reorganization (the “Agreement”). Once the Reorganization is complete, shareholders of each Target Fund will become shareholders of the corresponding Acquiring Fund and will cease to be shareholders of any Target Fund. You are receiving this Information Statement/Prospectus because you are invested in one or more of the Target Funds through an insurance company separate account for a variable annuity contract or variable life insurance policy, an individual retirement account (“IRA”), or a qualified retirement plan (collectively, “Permitted Accounts”).

Shareholders should read the entire Information Statement/Prospectus carefully together with the Acquiring Funds’ Prospectus, which is incorporated herein by reference. This Information Statement/Prospectus constitutes an offering of Investor Class, Service Class and Class L shares of the Acquiring Funds only.

Background

Three of the Target Funds – Great-West SecureFoundation® Lifetime 2035 Fund, Great-West SecureFoundation® Lifetime 2045 Fund and Great-West SecureFoundation® Lifetime 2055 Fund – were launched on November 13, 2009; two of the Target Funds – Great-West SecureFoundation® Lifetime 2040 Fund and Great-West SecureFoundation® Lifetime 2050 Fund – were launched on January 31, 2011; and one Target Fund – Great-West SecureFoundation® Lifetime 2060 Fund – was launched on May 1, 2019.

Three of the Acquiring Funds – Great-West Lifetime 2035 Fund, Great-West Lifetime 2045 Fund and Great-West Lifetime 2055 Fund – were launched on May 1, 2009; two of the Acquiring Funds – Great-West Lifetime 2040 Fund and Great-West Lifetime 2050 Fund – were launched on April 28, 2016; and one Acquiring Fund – Great-West Lifetime 2060 Fund – was launched on May 1, 2019.

Great-West Capital Management, LLC (“GWCM”) has been the adviser to each Fund since its inception. The Funds are managed by an Asset Allocation Committee of GWCM comprised of Andrew Corwin and Maria Mendelsberg.

Each Fund is a “fund-of-funds” that pursues its investment objective by investing in other mutual funds and in a fixed interest contract (the “GWL&A Contract”) issued and guaranteed by Great-West Life & Annuity Insurance Company (“GWL&A”). The underlying mutual funds and the GWL&A Contract are referred to as the “Underlying Funds.” Investors in the Target Funds are required to purchase a Guaranteed Lifetime Withdrawal Benefit (the “Guarantee”) ten (10) years prior to the target date of a Target Fund. The Guarantee provides guaranteed income for the life of a designated person(s), provided all conditions are met.

The Funds are “target date” funds, meaning they have an asset allocation strategy designed to meet certain investment goals based on an investor’s investment horizon (such as projected retirement date) and personal objectives (a “Target Date Strategy”). As a Fund approaches its respective target year (the presumed retirement year for the investor), it becomes more conservative as demonstrated by its declining allocation to equities. For more details regarding the differences in asset allocations, please see “Investment Strategies” below.

Each Target Fund’s investment objective, principal investment strategies and principal investment risks are substantially similar to those of its corresponding Acquiring Fund. The Target Funds and Acquiring Funds have similar investment performance. Each Acquiring Fund’s and each Target Fund’s investment advisory fees are calculated at the annual rate of 0.12% of net assets. The Investor Class, Service Class and Class L shares of the Target Funds and Acquiring Funds have identical shareholder services fees of 0.35%. The Service Class and Class L shares of the Target Funds and Acquiring Funds have identical Rule 12b-1 fees of 0.10% and 0.25%, respectively. However, each Acquiring Fund has higher acquired fund fees and expenses than the corresponding Target Fund because, unlike the Target Funds which invest exclusively in passively managed Underlying Funds (also referred to as “Index Funds”), the Acquiring Funds also invest in actively managed Underlying Funds which are generally more costly than Index Funds. As a result, each Acquiring Fund has a higher total expense ratio than that of the corresponding Target Fund. For details on fees and expenses, please see the section entitled “Fees and Expenses” below.

The Reorganization

This Information Statement/Prospectus is being furnished to shareholders of each Target Fund in connection with the reorganization of the Target Funds with and into the corresponding Acquiring Fund pursuant to the terms and conditions of the Agreement entered into by Great-West Funds, on behalf of the Funds, and GWCM. The Agreement provides for (i) the transfer of all assets of each Target Fund to the corresponding Acquiring Fund in exchange for Investor Class, Service Class and Class L shares of common stock, par value $0.10 per share, of such Acquiring Fund, and the assumption by the corresponding Acquiring Fund of all the liabilities of such Target Fund; and (ii) the distribution by each Target Fund of Investor Class, Service Class and Class L shares of the corresponding Acquiring Fund to holders of the Target Fund’s Investor Class, Service Class and Class L shares, respectively, resulting in the complete liquidation and termination of each Target Fund. The Board unanimously approved this Reorganization and the Agreement at meetings held on September 22-23, 2020.

It is anticipated that the closing of the Reorganization (the “Closing”) will occur at the close of business on or about February 5, 2021 (the “Closing Date”), but it may be at a different time as described herein. For a more detailed discussion about the Reorganization, please see “The Reorganization” below.

Reasons for the Reorganization

The Board believes that the Reorganization is in the best interests of the shareholders of each Fund. For a more detailed discussion of the Board’s considerations regarding the approval of the Reorganization, see “The Board’s Approval of the Reorganization” below.

Distribution, Purchase, Redemption, Exchange of Shares and Dividends

The Funds have identical procedures for purchasing, exchanging, and redeeming shares for each share class. Each Fund offers four classes of shares: Institutional Class, Investor Class, Service Class and Class L. Institutional Class shares of the Target Funds have not yet commenced operations; as such, only Investor Class, Service Class and Class L shares of the Target Funds will be exchanged for shares of the corresponding classes of the Acquiring Funds as a result of this Reorganization. The corresponding classes of each Fund have the same investment eligibility criteria. Each Fund earns dividends, interest and other income from its investments, and ordinarily distributes this income (less expenses), if any, to shareholders as dividends semi-annually. Each Fund also realizes capital gains from its investments and distributes these gains (less any capital losses), if any, to shareholders as capital gains distributions at least once annually. See “Comparison of the Funds— Purchase and Sale of Fund Shares” below for a more detailed discussion.

Material Federal Income Tax Consequences of the Reorganization

It is expected that neither shareholders of the Target Funds nor investors who hold shares of the Target Funds through Permitted Accounts will recognize gains or losses for federal income tax purposes as a direct result of this Reorganization. For a more detailed discussion of the federal income tax consequences of this Reorganization, please see “The Reorganization—Material Federal Income Tax Consequences” below.

COMPARISON OF THE FUNDS

Investment Objectives

Each Target Fund and its corresponding Acquiring Fund have substantially similar investment objectives. While the investment objective of both the Target Funds and the Acquiring Funds is to seek capital appreciation and income consistent with their current asset allocation, the objective of the Acquiring Funds changes after the applicable target year, to primarily seek income and secondarily seek capital growth.

Great-West SecureFoundation® Lifetime 2035 Fund – Investment Objective	Great-West Lifetime 2035 Fund – Investment Objective

The Fund seeks long-term capital appreciation and income consistent with its current asset allocation.	The Fund seeks capital appreciation and income consistent with its current asset allocation. After 2035, the Fund seeks income and secondarily, capital growth.

Great-West SecureFoundation® Lifetime 2040 Fund – Investment Objective	Great-West Lifetime 2040 Fund – Investment Objective

The Fund seeks long-term capital appreciation and income consistent with its current asset allocation.	The Fund seeks capital appreciation and income consistent with its current asset allocation. After 2040, the Fund seeks income and secondarily, capital growth.

Great-West SecureFoundation® Lifetime 2045 Fund – Investment Objective	Great-West Lifetime 2045 Fund – Investment Objective

The Fund seeks long-term capital appreciation and income consistent with its current asset allocation.	The Fund seeks capital appreciation and income consistent with its current asset allocation. After 2045, the Fund seeks income and secondarily, capital growth.

Great-West SecureFoundation® Lifetime 2050 Fund – Investment Objective	Great-West Lifetime 2050 Fund – Investment Objective

The Fund seeks long-term capital appreciation and income consistent with its current asset allocation.	The Fund seeks capital appreciation and income consistent with its current asset allocation. After 2050, the Fund seeks income and secondarily, capital growth.

Great-West SecureFoundation® Lifetime 2055 Fund – Investment Objective	Great-West Lifetime 2055 Fund – Investment Objective

The Fund seeks long-term capital appreciation and income consistent with its current asset allocation.	The Fund seeks capital appreciation and income consistent with its current asset allocation. After 2055, the Fund seeks income and secondarily, capital growth.

Great-West SecureFoundation® Lifetime 2060 Fund – Investment Objective	Great-West Lifetime 2060 Fund – Investment Objective

The Fund seeks long-term capital appreciation and income consistent with its current asset allocation.	The Fund seeks capital appreciation and income consistent with its current asset allocation. After 2060, the Fund seeks income and secondarily, capital growth.

Fees and Expenses

The tables below provide information about the fees and expenses attributable to Investor Class, Service Class and Class L shares of the Funds, and the pro forma fees and expenses of each combined fund. The pro forma fees and expenses are based on the amounts shown in the table for each Fund. The tables below do not reflect the fees, expenses or withdrawal charges imposed by the Guarantee (“Guarantee Benefit Fee”) for the Target Funds, which is described in a separate prospectus or disclosure statement describing the Guarantee, or the fees and expenses of any Permitted Account. If the Guarantee Benefit Fee for the Target Funds or fees and expenses imposed by a Permitted Account were reflected, the fees and expenses shown below would be higher, in part, because the Permitted Accounts contain fees and expenses that are separate and distinct from the fees and expenses associated with investing in a Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Great-West SecureFoundation® Lifetime 2035 (Target Fund)	Great-West Lifetime 2035 (Acquiring Fund)	Combined Fund Pro Forma
Investor Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%
Shareholder Services Expenses	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.18%	0.44%	0.44%
Total Annual Fund Operating Expenses[1]	0.65%	0.91%	0.91%
Fee Waiver and Expense Reimbursements[2]	0.03%[3,4]	0.01%	0.01%
Total Annual Fund Operating Expenses After Reimbursements	0.62%	0.90%	0.90%

[1]

The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

[2]

GWCM has contractually agreed to reduce its management fee by 0.35% of the amount the Fund allocates to a GWL&A Contract. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

[3]

GWCM has contractually agreed to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from registered open-end management investment companies that are not part of the same “group of investment companies” (within the meaning of Section 12(d)(1)(G)(ii) of the 1940 Act) as the Fund (“Unaffiliated Fund(s)”) by GWCM, or an affiliated person of GWCM, in connection with investment by the Fund in an Unaffiliated Fund. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

[4]

GWCM has contractually agreed to reduce its management fee by an amount equal to the difference between the Shareholder Services Fees and any compensation received from Unaffiliated Fund(s) by GWCM, or an affiliated person of GWCM, in connection with the Fund’s investment in the Unaffiliated Fund. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

	Great-West SecureFoundation® Lifetime 2035 (Target Fund)	Great-West Lifetime 2035 (Acquiring Fund)	Combined Fund Pro Forma
Service Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.10%	0.10%	0.10%
Shareholder Services Expenses	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.18%	0.44%	0.44%
Total Annual Fund Operating Expenses[1]	0.75%	1.01%	1.01%
Fee Waiver and Expense Reimbursements[2]	0.03%[3,4]	0.01%	0.01%
Total Annual Fund Operating Expenses After Reimbursements	0.72%	1.00%	1.00%

[1]

The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

[2]

GWCM has contractually agreed to reduce its management fee by 0.35% of the amount the Fund allocates to a GWL&A Contract. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

[3]

GWCM has contractually agreed to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from Unaffiliated Fund(s) by GWCM, or an affiliated person of GWCM, in connection with investment by the Fund in an Unaffiliated Fund. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

[4]

GWCM has contractually agreed to reduce its management fee by an amount equal to the difference between the Shareholder Services Fees and any compensation received from Unaffiliated Fund(s) by GWCM, or an affiliated person of GWCM, in connection with the Fund’s investment in the Unaffiliated Fund. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

	Great-West SecureFoundation® Lifetime 2035 (Target Fund)	Great-West Lifetime 2035 (Acquiring Fund)	Combined Fund Pro Forma
Class L
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%
Shareholder Services Expenses	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.18%	0.44%	0.44%
Total Annual Fund Operating Expenses[1]	0.90%	1.16%	1.16%
Fee Waiver and Expense Reimbursements[2]	0.03%[3,4]	0.01%	0.01%
Total Annual Fund Operating Expenses After Reimbursements	0.87%	1.15%	1.15%

[1]

The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

[2]

GWCM has contractually agreed to reduce its management fee by 0.35% of the amount the Fund allocates to a GWL&A Contract. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

[3]

GWCM has contractually agreed to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from Unaffiliated Fund(s) by GWCM, or an affiliated person of GWCM, in connection with investment by the Fund in an Unaffiliated Fund. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

[4]

GWCM has contractually agreed to reduce its management fee by an amount equal to the difference between the Shareholder Services Fees and any compensation received from Unaffiliated Fund(s) by GWCM, or an affiliated person of GWCM, in connection with the Fund’s investment in the Unaffiliated Fund. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

	Great-West SecureFoundation® Lifetime 2040 (Target Fund)	Great-West Lifetime 2040 (Acquiring Fund)	Combined Fund Pro Forma
Investor Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%
Shareholder Services Expenses	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.19%	0.45%	0.45%
Total Annual Fund Operating Expenses[1]	0.66%	0.92%	0.92%
Fee Waiver and Expense Reimbursements[3]	0.03%[2,4]	0.01%	0.01%
Total Annual Fund Operating Expenses After Reimbursements	0.63%	0.91%	0.91%

[1]

The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

[2]

GWCM has contractually agreed to reduce its management fee by 0.35% of the amount the Fund allocates to a GWL&A Contract. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

[3]

GWCM has contractually agreed to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from Unaffiliated Fund(s) by GWCM, or an affiliated person of GWCM, in connection with investment by the Fund in an Unaffiliated Fund. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

[4]

GWCM has contractually agreed to reduce its management fee by an amount equal to the difference between the Shareholder Services Fees and any compensation received from Unaffiliated Fund(s) by GWCM, or an affiliated person of GWCM, in connection with the Fund’s investment in the Unaffiliated Fund. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

	Great-West SecureFoundation® Lifetime 2040 (Target Fund)	Great-West Lifetime 2040 (Acquiring Fund)	Combined Fund Pro Forma
Service Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.10%	0.10%	0.10%
Shareholder Services Expenses	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.19%	0.45%	0.45%
Total Annual Fund Operating Expenses[1]	0.76%	1.02%	1.02%
Fee Waiver and Expense Reimbursements[3]	0.03%[2,4]	0.01%	0.01%
Total Annual Fund Operating Expenses After Reimbursements	0.73%	1.01%	1.01%

[1]

The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

[2]

GWCM has contractually agreed to reduce its management fee by 0.35% of the amount the Fund allocates to a GWL&A Contract. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

[3]

GWCM has contractually agreed to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from Unaffiliated Fund(s) by GWCM, or an affiliated person of GWCM, in connection with investment by the Fund in an Unaffiliated Fund. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

[4]

GWCM has contractually agreed to reduce its management fee by an amount equal to the difference between the Shareholder Services Fees and any compensation received from Unaffiliated Fund(s) by GWCM, or an affiliated person of GWCM, in connection with the Fund’s investment in the Unaffiliated Fund. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

	Great-West SecureFoundation® Lifetime 2040 (Target Fund)	Great-West Lifetime 2040 (Acquiring Fund)	Combined Fund Pro Forma
Class L
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%
Shareholder Services Expenses	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.19%	0.45%	0.45%
Total Annual Fund Operating Expenses[1]	0.91%	1.17%	1.17%
Fee Waiver and Expense Reimbursements[3]	0.03%[2,4]	0.01%	0.01%
Total Annual Fund Operating Expenses After Reimbursements	0.88%	1.16%	1.16%

[1]

The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

[2]

GWCM has contractually agreed to reduce its management fee by 0.35% of the amount the Fund allocates to a GWL&A Contract. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

[3]

GWCM has contractually agreed to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from Unaffiliated Fund(s) by GWCM, or an affiliated person of GWCM, in connection with investment by the Fund in an Unaffiliated Fund. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

[4]

GWCM has contractually agreed to reduce its management fee by an amount equal to the difference between the Shareholder Services Fees and any compensation received from Unaffiliated Fund(s) by GWCM, or an affiliated person of GWCM, in connection with the Fund’s investment in the Unaffiliated Fund. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

	Great-West SecureFoundation® Lifetime 2045 (Target Fund)	Great-West Lifetime 2045 (Acquiring Fund)	Combined Fund Pro Forma
Investor Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%
Shareholder Services Expenses	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.20%	0.46%	0.46%
Total Annual Fund Operating Expenses[1]	0.67%	0.93%	0.93%
Fee Waiver and Expense Reimbursements[3]	0.03%[2,4]	0.01%	0.01%
Total Annual Fund Operating Expenses After Reimbursements	0.64%	0.92%	0.92%

[1]

The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

[2]

GWCM has contractually agreed to reduce its management fee by 0.35% of the amount the Fund allocates to a GWL&A Contract. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

[3]

GWCM has contractually agreed to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from Unaffiliated Fund(s) by GWCM, or an affiliated person of GWCM, in connection with investment by the Fund in an Unaffiliated Fund. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

[4]

GWCM has contractually agreed to reduce its management fee by an amount equal to the difference between the Shareholder Services Fees and any compensation received from Unaffiliated Fund(s) by GWCM, or an affiliated person of GWCM, in connection with the Fund’s investment in the Unaffiliated Fund. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

	Great-West SecureFoundation® Lifetime 2045 (Target Fund)	Great-West Lifetime 2045 (Acquiring Fund)	Combined Fund Pro Forma
Service Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.10%	0.10%	0.10%
Shareholder Services Expenses	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.20%	0.46%	0.46%
Total Annual Fund Operating Expenses[1]	0.77%	1.03%	1.03%
Fee Waiver and Expense Reimbursements[3]	0.03%[2,4]	0.01%	0.01%
Total Annual Fund Operating Expenses After Reimbursements	0.74%	1.02%	1.02%

[1]

The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

[2]

GWCM has contractually agreed to reduce its management fee by 0.35% of the amount the Fund allocates to a GWL&A Contract. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

[3]

GWCM has contractually agreed to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received Unaffiliated Fund(s) by GWCM, or an affiliated person of GWCM, in connection with investment by the Fund in an Unaffiliated Fund. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

[4]

GWCM has contractually agreed to reduce its management fee by an amount equal to the difference between the Shareholder Services Fees and any compensation received from Unaffiliated Fund(s) by GWCM, or an affiliated person of GWCM, in connection with the Fund’s investment in the Unaffiliated Fund. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

	Great-West SecureFoundation® Lifetime 2045 (Target Fund)	Great-West Lifetime 2045 (Acquiring Fund)	Combined Fund Pro Forma
Class L
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%
Shareholder Services Expenses	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.20%	0.46%	0.46%
Total Annual Fund Operating Expenses[1]	0.92%	1.18%	1.18%
Fee Waiver and Expense Reimbursements[3]	0.03%[2,4]	0.01%	0.01%
Total Annual Fund Operating Expenses After Reimbursements	0.89%	1.17%	1.17%

[1]

The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

[2]

GWCM has contractually agreed to reduce its management fee by 0.35% of the amount the Fund allocates to a GWL&A Contract. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

[3]

GWCM has contractually agreed to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from Unaffiliated Fund(s) by GWCM, or an affiliated person of GWCM, in connection with investment by the Fund in an Unaffiliated Fund. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

[4]

GWCM has contractually agreed to reduce its management fee by an amount equal to the difference between the Shareholder Services Fees and any compensation received from Unaffiliated Fund(s) by GWCM, or an affiliated person of GWCM, in connection with the Fund’s investment in the Unaffiliated Fund. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

	Great-West SecureFoundation® Lifetime 2050 (Target Fund)	Great-West Lifetime 2050 (Acquiring Fund)	Combined Fund Pro Forma
Investor Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%
Shareholder Services Expenses	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.20%	0.46%	0.46%
Total Annual Fund Operating Expenses[1]	0.67%	0.93%	0.93%
Fee Waiver and Expense Reimbursements[2]	0.03%[3]	0.01%	0.01%
Total Annual Fund Operating Expenses After Reimbursements	0.64%	0.92%	0.92%

[1]

The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

[2]

GWCM has contractually agreed to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from Unaffiliated Fund(s) by GWCM, or an affiliated person of GWCM, in connection with investment by the Fund in an Unaffiliated Fund. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

[3]

GWCM has contractually agreed to reduce its management fee by an amount equal to the difference between the Shareholder Services Fees and any compensation received from Unaffiliated Fund(s) by GWCM, or an affiliated person of GWCM, in connection with the Fund’s investment in the Unaffiliated Fund. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

	Great-West SecureFoundation® Lifetime 2050 (Target Fund)	Great-West Lifetime 2050 (Acquiring Fund)	Combined Fund Pro Forma
Service Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.10%	0.10%	0.10%
Shareholder Services Expenses	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.20%	0.46%	0.46%
Total Annual Fund Operating Expenses[1]	0.77%	1.03%	1.03%
Fee Waiver and Expense Reimbursements[2]	0.03%[3]	0.01%	0.01%
Total Annual Fund Operating Expenses After Reimbursements	0.74%	1.02%	1.02%

[1]

The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

[2]

GWCM has contractually agreed to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from Unaffiliated Fund(s) by GWCM, or an affiliated person of GWCM, in connection with investment by the Fund in an Unaffiliated Fund. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

[3]

GWCM has contractually agreed to reduce its management fee by an amount equal to the difference between the Shareholder Services Fees and any compensation received from Unaffiliated Fund(s) by GWCM, or an affiliated person of GWCM, in connection with the Fund’s investment in the Unaffiliated Fund. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

	Great-West SecureFoundation® Lifetime 2050 (Target Fund)	Great-West Lifetime 2050 (Acquiring Fund)	Combined Fund Pro Forma
Class L
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%
Shareholder Services Expenses	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.20%	0.46%	0.46%
Total Annual Fund Operating Expenses[1]	0.92%	1.18%	1.18%
Fee Waiver and Expense Reimbursements[2]	0.03%[3]	0.01%	0.01%
Total Annual Fund Operating Expenses After Reimbursements	0.89%	1.17%	1.17%

[1]

The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

[2]

GWCM has contractually agreed to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from Unaffiliated Fund(s) by GWCM, or an affiliated person of GWCM, in connection with investment by the Fund in an Unaffiliated Fund. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

[3]

GWCM has contractually agreed to reduce its management fee by an amount equal to the difference between the Shareholder Services Fees and any compensation received from Unaffiliated Fund(s) by GWCM, or an affiliated person of GWCM, in connection with the Fund’s investment in the Unaffiliated Fund. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

	Great-West SecureFoundation® Lifetime 2055 (Target Fund)	Great-West Lifetime 2055 (Acquiring Fund)	Combined Fund Pro Forma
Investor Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%
Shareholder Services Expenses	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.20%	0.46%	0.46%
Total Annual Fund Operating Expenses[1]	0.67%	0.93%	0.93%
Fee Waiver and Expense Reimbursements[3]	0.03%[2,4]	0.01%	0.01%
Total Annual Fund Operating Expenses After Reimbursements	0.64%	0.92%	0.92%

[1]

The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

[2]

GWCM has contractually agreed to reduce its management fee by 0.35% of the amount the Fund allocates to a GWL&A Contract. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

[3]

GWCM has contractually agreed to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from Unaffiliated Fund(s) by GWCM, or an affiliated person of GWCM, in connection with investment by the Fund in an Unaffiliated Fund. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

[4]

GWCM has contractually agreed to reduce its management fee by an amount equal to the difference between the Shareholder Services Fees and any compensation received from Unaffiliated Fund(s) by GWCM, or an affiliated person of GWCM, in connection with the Fund’s investment in the Unaffiliated Fund. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

	Great-West SecureFoundation® Lifetime 2055 (Target Fund)	Great-West Lifetime 2055 (Acquiring Fund)	Combined Fund Pro Forma
Service Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.10%	0.10%	0.10%
Shareholder Services Expenses	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.20%	0.46%	0.46%
Total Annual Fund Operating Expenses[1]	0.77%	1.03%	1.03%
Fee Waiver and Expense Reimbursements[3]	0.03%[2,4]	0.01%	0.01%
Total Annual Fund Operating Expenses After Reimbursements	0.74%	1.02%	1.02%

[1]

The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

[2]

GWCM has contractually agreed to reduce its management fee by 0.35% of the amount the Fund allocates to a GWL&A Contract. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

[3]

GWCM has contractually agreed to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from Unaffiliated Fund(s) by GWCM, or an affiliated person of GWCM, in connection with investment by the Fund in an Unaffiliated Fund. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

[4]

GWCM has contractually agreed to reduce its management fee by an amount equal to the difference between the Shareholder Services Fees and any compensation received from Unaffiliated Fund(s) by GWCM, or an affiliated person of GWCM, in connection with the Fund’s investment in the Unaffiliated Fund. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

	Great-West SecureFoundation® Lifetime 2055 (Target Fund)	Great-West Lifetime 2055 (Acquiring Fund)	Combined Fund Pro Forma
Class L
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%
Shareholder Services Expenses	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.20%	0.46%	0.46%
Total Annual Fund Operating Expenses[1]	0.92%	1.18%	1.18%
Fee Waiver and Expense Reimbursements[2,3]	0.03%[2,4]	0.01%	0.01%
Total Annual Fund Operating Expenses After Reimbursements	0.89%	1.17%	1.17%

[1]

The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

[2]

GWCM has contractually agreed to reduce its management fee by 0.35% of the amount the Fund allocates to a GWL&A Contract. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

[3]

GWCM has contractually agreed to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from Unaffiliated Fund(s) by GWCM, or an affiliated person of GWCM, in connection with investment by the Fund in an Unaffiliated Fund. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

[4]

GWCM has contractually agreed to reduce its management fee by an amount equal to the difference between the Shareholder Services Fees and any compensation received from Unaffiliated Fund(s) by GWCM, or an affiliated person of GWCM, in connection with the Fund’s investment in the Unaffiliated Fund. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

	Great-West SecureFoundation® Lifetime 2060 (Target Fund)	Great-West Lifetime 2060 (Acquiring Fund)	Combined Fund Pro Forma
Investor Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%
Shareholder Services Expenses	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.22%	0.49%	0.49%
Total Annual Fund Operating Expenses[1]	0.69%	0.96%	0.96%
Fee Waiver and Expense Reimbursements[2]	0.02%	0.01%	0.01%
Total Annual Fund Operating Expenses After Reimbursements	0.67%	0.95%	0.95%

[1]

The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

[2]

GWCM has contractually agreed to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from Unaffiliated Fund(s) by GWCM, or an affiliated person of GWCM, in connection with investment by the Fund in an Unaffiliated Fund. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

	Great-West SecureFoundation® Lifetime 2060 (Target Fund)	Great-West Lifetime 2060 (Acquiring Fund)	Combined Fund Pro Forma
Service Class
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.10%	0.10%	0.10%
Shareholder Services Expenses	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.22%	0.49%	0.49%
Total Annual Fund Operating Expenses[1]	0.79%	1.06%	1.06%
Fee Waiver and Expense Reimbursements[2,3]	0.02%	0.01%	0.01%
Total Annual Fund Operating Expenses After Reimbursements	0.77%	1.05%	1.05%

[1]

The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

2

GWCM has contractually agreed to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from Unaffiliated Fund(s) by GWCM, or an affiliated person of GWCM, in connection with investment by the Fund in an Unaffiliated Fund. The agreement’ current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

	Great-West SecureFoundation® Lifetime 2060 (Target Fund)	Great-West Lifetime 2060 (Acquiring Fund)	Combined Fund Pro Forma
Class L
Management Fees	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%
Shareholder Services Expenses	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.22%	0.49%	0.49%
Total Annual Fund Operating Expenses[1]	0.94%	1.21%	1.21%
Fee Waiver and Expense Reimbursements[2,3]	0.02%	0.01%	0.01%
Total Annual Fund Operating Expenses After Reimbursements	0.92%	1.20%	1.20%

[1]

The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.

[2]

GWCM has contractually agreed to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from Unaffiliated Fund(s) by GWCM, or an affiliated person of GWCM, in connection with investment by the Fund in an Unaffiliated Fund. The agreement’s current term ends on April 30, 2022. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

Example

The Example below is intended to help you compare the cost of investing in each Fund and the pro forma cost of investing in the combined fund. The Example does not reflect the fees, expenses or withdrawal charges of the Guarantee Benefit Fee for the Target Funds, or the fees and expenses of any Permitted Account. If the Guarantee Benefit Fee for the Target Funds or fees and expenses of any Permitted Account were reflected, the fees and expenses in the Example would be higher, in part, because the Permitted Accounts contain fees and expenses that are separate and distinct from the fees and expenses associated with investing in a Fund.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and applies whether you hold or redeem all of your shares at the end of each period. The Example also assumes the expense reimbursement is in place for the first year, that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Great-West SecureFoundation® Lifetime 2035 (Target Fund)	Great-West Lifetime 2035 (Acquiring Fund)	Combined Fund Pro Forma
Investor Class
1 Year	$63	$92	$92
3 Years	$205	$289	$289
5 Years	$359	$503	$503
10 Years	$808	$1,119	$1,119
Service Class
1 Year	$74	$102	$102
3 Years	$237	$321	$321
5 Years	$414	$557	$557
10 Years	$928	$1,235	$1,235
Class L
1 Year	$89	$117	$117
3 Years	$284	$367	$367
5 Years	$496	$637	$637
10 Years	$1,105	$1,408	$1,408

	Great-West SecureFoundation® Lifetime 2040 (Target Fund)	Great-West Lifetime 2040 (Acquiring Fund)	Combined Fund Pro Forma
Investor Class
1 Year	$64	$93	$93
3 Years	$208	$292	$292
5 Years	$365	$508	$508
10 Years	$820	$1,130	$1,130
Service Class
1 Year	$75	$103	$103
3 Years	$240	$324	$324
5 Years	$419	$562	$562
10 Years	$939	$1,247	$1,247
Class L
1 Year	$90	$118	$118
3 Years	$287	$371	$371
5 Years	$501	$643	$643
10 Years	$1,117	$1,419	$1,419

	Great-West SecureFoundation® Lifetime 2045 (Target Fund)	Great-West Lifetime 2045 (Acquiring Fund)	Combined Fund Pro Forma
Investor Class
1 Year	$65	$94	$94
3 Years	$211	$295	$295
5 Years	$370	$514	$514
10 Years	$832	$1,142	$1,142
Service Class
1 Year	$76	$104	$104
3 Years	$243	$327	$327
5 Years	$425	$568	$568
10 Years	$951	$1,259	$1,259
Class L
1 Year	$91	$119	$119
3 Years	$290	$374	$374
5 Years	$506	$648	$648
10 Years	$1,129	$1,431	$1,431

	Great-West SecureFoundation® Lifetime 2050 (Target Fund)	Great-West Lifetime 2050 (Acquiring Fund)	Combined Fund Pro Forma
Investor Class
1 Year	$65	$94	$94
3 Years	$211	$295	$295
5 Years	$370	$514	$514
10 Years	$832	$1,142	$1,142
Service Class
1 Year	$76	$104	$104
3 Years	$243	$327	$327
5 Years	$425	$568	$568
10 Years	$951	$1,259	$1,259
Class L
1 Year	$91	$119	$119
3 Years	$290	$374	$374
5 Years	$506	$648	$648
10 Years	$1,129	$1,431	$1,431

	Great-West SecureFoundation® Lifetime 2055 (Target Fund)	Great-West Lifetime 2055 (Acquiring Fund)	Combined Fund Pro Forma
Investor Class
1 Year	$65	$94	$94
3 Years	$211	$295	$295
5 Years	$370	$514	$514
10 Years	$832	$1,142	$1,142
Service Class
1 Year	$76	$104	$104
3 Years	$243	$327	$327
5 Years	$425	$568	$568
10 Years	$951	$1,259	$1,259
Class L
1 Year	$91	$119	$119
3 Years	$290	$374	$374
5 Years	$506	$648	$648
10 Years	$1,129	$1,431	$1,431

	Great-West SecureFoundation® Lifetime 2060 (Target Fund)	Great-West Lifetime 2060 (Acquiring Fund)	Combined Fund Pro Forma
Investor Class
1 Year	$68	$97	$97
3 Years	$219	$305	$305
5 Years	$382	$530	$530
10 Years	$857	$1,177	$1,177
Service Class
1 Year	$79	$107	$107
3 Years	$250	$336	$336
5 Years	$437	$584	$584
10 Years	$976	$1,293	$1,293
Class L
1 Year	$94	$122	$122
3 Years	$298	$383	$383
5 Years	$518	$664	$664
10 Years	$1,153	$1,465	$1,465

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate generally indicates higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, the Target Funds’ and the Acquiring Funds’ turnover rates of the average value of their portfolios are as follows:

Fund	Turnover Rate
Great-West SecureFoundation® Lifetime 2035 Fund (Target Fund)	24%
Great-West Lifetime 2035 Fund (Acquiring Fund)	23%
Great-West SecureFoundation® Lifetime 2040 Fund (Target Fund)	10%
Great-West Lifetime 2040 Fund (Acquiring Fund)	22%
Great-West SecureFoundation® Lifetime 2045 Fund (Target Fund)	26%
Great-West Lifetime 2045 Fund (Acquiring Fund)	24%
Great-West SecureFoundation® Lifetime 2050 Fund (Target Fund)	17%
Great-West Lifetime 2050 Fund (Acquiring Fund)	21%
Great-West SecureFoundation® Lifetime 2055 Fund (Target Fund)	22%
Great-West Lifetime 2055 Fund (Acquiring Fund)	26%
Great-West SecureFoundation® Lifetime 2060 Fund (Target Fund)	169%
Great-West Lifetime 2060 Fund (Acquiring Fund)	243%

Investment Strategies

The Target Funds and the Acquiring Funds have substantially similar principal investment strategies, with the exception of the following differences: (1) the Target Funds invest exclusively in Index Funds whereas the Acquiring Funds invest in both Index Funds and actively managed Underlying Funds; (2) the Target Funds do not allocate a percentage of their assets to real estate investments; and (3) while both the Target Funds’ and Acquiring Funds’ asset allocation strategies will generally become more conservative over time, the Target Funds’ asset allocations between equity and fixed income investments will become relatively static 10 years prior to the target date. For more information about the Funds’ investment strategies, please see the Funds’ prospectuses, which are incorporated by reference and available without charge.

The principal investment strategies for each Fund are as follows:

Great-West SecureFoundation® Lifetime 2035 Fund (Target Fund) Principal Investment Strategies	Great-West Lifetime 2035 Fund (Acquiring Fund) Principal Investment Strategies

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors planning to retire in, or close to, 2035 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Depending on its proximity to 2035, the Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Fund currently expects (as of the date of this Prospectus) to invest 60-80% of its net assets in Underlying Funds that invest primarily in equity securities and 20-40% of its net assets in Underlying Funds that invest primarily in fixed income securities. The Fund may also invest in the GWL&A Contract.

Over time until 2025, the Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Beginning in 2025, it is anticipated that the asset allocation between equity and fixed income investments will become relatively static, and that the Fund will invest 50-70% of its net assets in Underlying Funds that invest primarily in equity securities and 30-50% of its net assets in Underlying Funds that invest primarily in fixed income securities.

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2035 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Depending on its risk profile and proximity to 2035, the Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Fund currently expects (as of the date of this Prospectus) to invest 65-85% of its net assets in Underlying Funds that invest primarily in equity securities, 15-35% of its net assets in Underlying Funds that invest primarily in fixed income securities, and 0-10% of its net assets in Underlying Funds that invest primarily in real estate-related securities. The Fund may also invest in the GWL&A Contract.

Over time, the Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.

Great-West SecureFoundation® Lifetime 2040 Fund (Target Fund) Principal Investment Strategies	Great-West Lifetime 2040 Fund (Acquiring Fund) Principal Investment Strategies

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors planning to retire in, or close to, 2040 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Depending on its proximity to 2040, the Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Fund currently expects (as of the date of this Prospectus) to invest 70-95% of its net assets in Underlying Funds that invest primarily in equity securities and 5-30% of its net assets in Underlying Funds that invest primarily in fixed income securities. The Fund may also invest in the GWL&A Contract.

Over time until 2030, the Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Beginning in 2030, it is anticipated that the asset allocation between equity and fixed income investments will become relatively static, and that the Fund will invest 50-70% of its net assets in Underlying Funds that invest primarily in equity securities and 30-50% of its net assets in Underlying Funds that invest primarily in fixed income securities.

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2040 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Depending on its risk profile and proximity to 2040, the Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Fund currently expects (as of the date of this Prospectus) to invest 70-90% of its net assets in Underlying Funds that invest primarily in equity securities, 5-25% of its net assets in Underlying Funds that invest primarily in fixed income securities, and 0-10% of its net assets in Underlying Funds that invest primarily in real estate-related securities. The Fund may also invest in the GWL&A Contract.

Over time, the Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.

Great-West SecureFoundation® Lifetime 2045 Fund (Target Fund) Principal Investment Strategies	Great-West Lifetime 2045 Fund (Acquiring Fund) Principal Investment Strategies

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors planning to retire in, or close to, 2045 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Depending on its proximity to 2045, the Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Fund currently expects (as of the date of this Prospectus) to invest 75-95% of its net assets in Underlying Funds that invest primarily in equity securities and 5-25% of its net assets in Underlying Funds that invest primarily in fixed income securities. The Fund may also invest in the GWL&A Contract.

Over time until 2035, the Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Beginning in 2035, it is anticipated that the asset allocation between equity and fixed income investments will become relatively static, and that the Fund will invest 50-70% of its net assets in Underlying Funds that invest primarily in equity securities and 30-50% of its net assets in Underlying Funds that invest primarily in fixed income securities.

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2045 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Depending on its risk profile and proximity to 2045, the Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Fund currently expects (as of the date of this Prospectus) to invest 75-95% of its net assets in Underlying Funds that invest primarily in equity securities, 2-20% of its net assets in Underlying Funds that invest primarily in fixed income securities, and 0-10% of its net assets in Underlying Funds that invest primarily in real estate-related securities. The Fund may also invest in the GWL&A Contract.

Over time, the Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.

Great-West SecureFoundation® Lifetime 2050 Fund (Target Fund) Principal Investment Strategies	Great-West Lifetime 2050 Fund (Acquiring Fund) Principal Investment Strategies

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors planning to retire in, or close to, 2050 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Depending on its proximity to 2050, the Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Fund currently expects (as of the date of this Prospectus) to invest 75-98% of its net assets in Underlying Funds that invest primarily in equity securities and 2-25% of its net assets in Underlying Funds that invest primarily in fixed income securities. The Fund may also invest in the GWL&A Contract.

Over time until 2040, the Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Beginning in 2040, it is anticipated that the asset allocation between equity and fixed income investments will become relatively static, and that the Fund will invest 50-70% of its net assets in Underlying Funds that invest primarily in equity securities and 30-50% of its net assets in Underlying Funds that invest primarily in fixed income securities.

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2050 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Depending on its risk profile and proximity to 2050, the Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Fund currently expects (as of the date of this Prospectus) to invest 75-95% of its net assets in Underlying Funds that invest primarily in equity securities, 2-20% of its net assets in Underlying Funds that invest primarily in fixed income securities, and 0-10% of its net assets in Underlying Funds that invest primarily in real estate-related securities. The Fund may also invest in the GWL&A Contract.

Over time, the Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.

Great-West SecureFoundation® Lifetime 2055 Fund (Target Fund) Principal Investment Strategies	Great-West Lifetime 2055 Fund (Acquiring Fund) Principal Investment Strategies

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors planning to retire in, or close to, 2055 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Depending on its proximity to 2055, the Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Fund currently expects (as of the date of this Prospectus) to invest 75-98% of its net assets in Underlying Funds that invest primarily in equity securities and 2-25% of its net assets in Underlying Funds that invest primarily in fixed income securities. The Fund may also invest in the GWL&A Contract.

Over time until 2045, the Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Beginning in 2045, it is anticipated that the asset allocation between equity and fixed income investments will become relatively static, and that the Fund will invest 50-70% of its net assets in Underlying Funds that invest primarily in equity securities and 30-50% of its net assets in Underlying Funds that invest primarily in fixed income securities.

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2055 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Depending on its risk profile and proximity to 2055, the Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Fund currently expects (as of the date of this Prospectus) to invest 75-95% of its net assets in Underlying Funds that invest primarily in equity securities, 2-20% of its net assets in Underlying Funds that invest primarily in fixed income securities, and 0-10% of its net assets in Underlying Funds that invest primarily in real estate-related securities. The Fund may also invest in the GWL&A Contract.

Over time, the Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.

Great-West SecureFoundation® Lifetime 2060 Fund (Target Fund) Principal Investment Strategies	Great-West Lifetime 2060 Fund (Acquiring Fund) Principal Investment Strategies

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors planning to retire in, or close to, 2060 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Depending on its proximity to 2060, the Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Fund currently expects (as of the date of this Prospectus) to invest 75-98% of its net assets in Underlying Funds that invest primarily in equity securities and 2-25% of its net assets in Underlying Funds that invest primarily in fixed income securities. The Fund may also invest in the GWL&A Contract.

Over time until 2050, the Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Beginning in 2050, it is anticipated that the asset allocation between equity and fixed income investments will become relatively static, and that the Fund will invest 50-70% of its net assets in Underlying Funds that invest primarily in equity securities and 30-50% of its net assets in Underlying Funds that invest primarily in fixed income securities.

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors planning to retire in (or otherwise begin using the invested funds on), or close to, 2060 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Depending on its risk profile and proximity to 2060, the Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Fund currently expects (as of the date of this Prospectus) to invest 75-95% of its net assets in Underlying Funds that invest primarily in equity securities, 2-20% of its net assets in Underlying Funds that invest primarily in fixed income securities, and 0-10% of its net assets in Underlying Funds that invest primarily in real estate-related securities. The Fund may also invest in the GWL&A Contract.

Over time, the Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth.

GWCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Funds. Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equity securities (including those from emerging markets), U.S. and foreign fixed income securities (including those rated below investment grade), real estate instruments, short-term investments, and derivatives.

The following tables demonstrate how, under normal circumstances, each Fund currently expects (as of the date of this Information Statement/Prospectus) to allocate among equity, fixed income and real estate Underlying Funds. Please note that each Fund’s allocations between equity, fixed income and real estate Underlying Funds will change over time as further described in this Information Statement/Prospectus. For more information about the Underlying Funds in which each Fund expects to invest, please see the Funds’ prospectuses, which are incorporated by reference and available without charge.

	Equity Fund Allocation	Fixed Income Fund Allocation	Real Estate Fund Allocation
Great-West SecureFoundation® Lifetime 2035 Fund (Target Fund)	60-80%	20-40%	0%
Great-West Lifetime 2035 Fund (Acquiring Fund)	65-85%	15-35%	0-10%

	Equity Fund Allocation	Fixed Income Fund Allocation	Real Estate Fund Allocation
Great-West SecureFoundation® Lifetime 2040 Fund (Target Fund)	70-95%	5-30%	0%
Great-West Lifetime 2040 Fund (Acquiring Fund)	70-90%	5-25%	0-10%

	Equity Fund Allocation	Fixed Income Fund Allocation	Real Estate Fund Allocation
Great-West SecureFoundation® Lifetime 2045 Fund (Target Fund)	75-95%	5-25%	0%
Great-West Lifetime 2045 Fund (Acquiring Fund)	75-95%	2-20%	0-10%

	Equity Fund Allocation	Fixed Income Fund Allocation	Real Estate Fund Allocation
Great-West SecureFoundation® Lifetime 2050 Fund (Target Fund)	75-98%	2-25%	0%
Great-West Lifetime 2050 Fund (Acquiring Fund)	75-95%	2-20%	0-10%

	Equity Fund Allocation	Fixed Income Fund Allocation	Real Estate Fund Allocation
Great-West SecureFoundation® Lifetime 2055 Fund (Target Fund)	75-98%	2-25%	0%
Great-West Lifetime 2055 Fund (Acquiring Fund)	75-95%	2-20%	0-10%

	Equity Fund Allocation	Fixed Income Fund Allocation	Real Estate Fund Allocation
Great-West SecureFoundation® Lifetime 2060 Fund (Target Fund)	75-98%	2-25%	0%
Great-West Lifetime 2060 Fund (Acquiring Fund)	75-95%	2-20%	0-10%

GWCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Funds. The asset allocation strategies are similar for the Target Funds and the Acquiring Funds, the only difference being that the Target Funds invest exclusively in Index Funds whereas the Acquiring Funds have allocations to both Index Funds and actively managed Underlying Funds. Additionally, as of the date of this Information Statement/Prospectus, target allocations to each asset class differ among the Funds. The following tables summarize the asset allocation ranges for each Target Fund and its corresponding Acquiring Fund:

Great-West SecureFoundation® Lifetime 2035 Fund and Great-West Lifetime 2035 Fund:

Asset Class	Target Fund	Acquiring Fund
Large Cap	25.87%	26.65%
Mid Cap	11.09%	11.42%
Small Cap	7.54%	7.78%
International	18.94%	19.52%
Emerging Markets	6.54%	6.74%
Bond	25.63%	19.97%
Real Estate	0.00%	4.52%
Short Term Bond/Cash*	4.39%	3.40%
*	Includes the GWL&A Contract.

Great-West SecureFoundation® Lifetime 2040 Fund and Great-West Lifetime 2040 Fund:

Asset Class	Target Fund	Acquiring Fund
Large Cap	28.99%	28.98%
Mid Cap	12.42%	12.42%
Small Cap	9.13%	9.14%
International	22.37%	22.36%
Emerging Markets	8.11%	8.10%
Bond	16.80%	12.76%
Real Estate	0.00%	4.60%
Short Term Bond/Cash*	2.18%	1.64%
*	Includes the GWL&A Contract.

Great-West SecureFoundation® Lifetime 2045 Fund and Great-West Lifetime 2045 Fund:

Asset Class	Target Fund	Acquiring Fund
Large Cap	30.50%	29.77%
Mid Cap	13.07%	12.75%
Small Cap	10.35%	10.10%
International	24.78%	24.18%
Emerging Markets	9.41%	9.18%
Bond	10.89%	8.56%
Real Estate	0.00%	4.68%
Short Term Bond/Cash*	1.00%	0.78%
*	Includes the GWL&A Contract.

Great-West SecureFoundation® Lifetime 2050 Fund and Great-West Lifetime 2050 Fund:

Asset Class	Target Fund	Acquiring Fund
Large Cap	30.42%	29.33%
Mid Cap	13.04%	12.57%
Small Cap	11.08%	10.67%
International	26.02%	25.08%
Emerging Markets	10.34%	9.96%
Bond	8.56%	7.17%
Real Estate	0.00%	4.76%
Short Term Bond/Cash*	0.54%	0.46%
*	Includes the GWL&A Contract.

Great-West SecureFoundation® Lifetime 2055 Fund and Great-West Lifetime 2055 Fund:

Asset Class	Target Fund	Acquiring Fund
Large Cap	29.63%	28.46%
Mid Cap	12.70%	12.20%
Small Cap	11.55%	11.08%
International	26.66%	25.60%
Emerging Markets	11.08%	10.64%
Bond	7.90%	6.75%
Real Estate	0.00%	4.84%
Short Term Bond/Cash*	0.50%	0.43%
*	Includes the GWL&A Contract.

Great-West SecureFoundation® Lifetime 2060 Fund and Great-West Lifetime 2060 Fund:

Asset Class	Target Fund	Acquiring Fund
Large Cap	28.73%	27.49%
Mid Cap	12.31%	11.79%
Small Cap	11.95%	11.45%
International	27.20%	26.04%
Emerging Markets	11.80%	11.30%
Bond	7.54%	6.60%
Real Estate	0.00%	4.92%
Short Term Bond/Cash*	0.47%	0.41%
*	Includes the GWL&A Contract.

The Funds will rebalance their holdings of the Underlying Funds on a periodic basis to maintain the appropriate asset allocations. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, add or delete Underlying Funds, or change the asset allocations at any time and without shareholder notice or approval.

The following charts illustrate the target asset allocations among U.S. equity, foreign equity and fixed income asset classes for each Target Fund and the target asset allocations among U.S. equity, foreign equity, real estate, and fixed income asset classes for its corresponding Acquiring Fund. The charts represent the asset allocation path (the “glide path”) that each Fund follows to become more conservative over time. The glide path reflects the declining percentage of equities in each Fund as it approaches and passes the target date. The glide path provides for more exposure to equities for investors further from retirement and more exposure to fixed income securities for investors near and through retirement. The glide path continues to adjust each Fund’s equity exposure downward after the target date is reached.

Great-West SecureFoundation® Lifetime 2035 Fund (Target Fund)

Great-West Lifetime 2035 Fund (Acquiring Fund)

Great-West SecureFoundation® Lifetime 2040 Fund (Target Fund)

Great-West Lifetime 2040 Fund (Acquiring Fund)

Great-West SecureFoundation® Lifetime 2045 Fund (Target Fund)

Great-West Lifetime 2045 Fund (Acquiring Fund)

Great-West SecureFoundation® Lifetime 2050 Fund (Target Fund)

Great-West Lifetime 2050 Fund (Acquiring Fund)

Great-West SecureFoundation® Lifetime 2055 Fund (Target Fund)

Great-West Lifetime 2055 Fund (Acquiring Fund)

Great-West SecureFoundation® Lifetime 2060 Fund (Target Fund)

Great-West Lifetime 2060 Fund (Acquiring Fund)

The principal investment risks of investing in the Funds are described below.

Principal Investment Risks

The Target Funds and Acquiring Funds have substantially similar principal investment risks, but some principal risks differ between the Funds as described below.

The following principal investment risks are identical for all Funds:

Fund-of-Funds Structure Risk

•

Since each Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to each Fund. To the extent a Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.

•	Since each Fund invests in Underlying Funds, you bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.

•

Each Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the net asset value of a Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.

Target Date Fund Risk - The year in the Fund name refers to the approximate year (the target date) when an investor in the Fund is planning to retire (or otherwise begin using the invested funds). The Fund’s asset allocation is adjusted to become more conservative based on its target date. If an investor chooses to retire significantly earlier or later than the target date, a different asset allocation may be more appropriate. An investment in a target date fund is not guaranteed at any time, including on or after the target date. Investors should periodically monitor the portfolio to ensure it is in line with their current situation.

Single Issuer Risk - The GWL&A Contract in which a Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

The following risks associated with Underlying Fund investments may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Credit Risk -An issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies.

Derivatives Risk - Underlying Funds may invest in derivative instruments, including but not limited to, futures contracts, forward contracts, options and swaps. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a Fund less liquid and harder to value, especially in declining markets. There can be no assurance that an Underlying Fund’s use of derivative contracts will work as intended.

Developing and Emerging Markets Risk – The risk that markets of developing and emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

Equity Securities Risk - The value of the stocks and other securities owned by an Underlying Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Fixed Income Securities Risk – Investments in fixed income securities are subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates).

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Index Risk – The value of an Index Fund will generally decline when the performance of its benchmark index declines. A benchmark index may perform unfavorably and/or underperform the market as a whole. An Index Fund is not actively managed, and the portfolio managers do not attempt to take defensive positions in declining markets. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause an Index Fund’s return to be lower than if an Index Fund employed an active strategy. In addition, an Index Fund may not be able to precisely track the performance of its benchmark index.

Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the market value of fixed income securities generally declines and when interest rates decline, market values of such securities generally rise. In general, the longer the maturity or duration of a security, the greater its sensitivity to changes in interest rates. Currently, interest rates are at or near historic lows, which may increase an Underlying Fund’s exposure to risks associated with rising interest rates. Recent and potential future changes in monetary policy may affect the level of interest rates.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. When there is little or no active trading market for a specific type of security, it can become more difficult to sell the security at or near its perceived value. In such a market, the value of such securities and the Underlying Fund’s share price may fall dramatically. Extraordinary and sudden changes in interest rates could disrupt the market for fixed-income securities and result in fluctuations in the Underlying Fund’s net asset value. Increased redemptions due to a rise in interest rates may require the Underlying Fund to liquidate its holdings at an unfavorable time and/or under adverse or disadvantageous conditions which may negatively affect the Underlying Fund. Investments in many, but not all, foreign securities tend to have greater exposure to liquidity risk than domestic securities.

Management Risk -A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - The value of a Fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting specific issuers held by an Underlying Fund, particular industries represented in the Fund’s portfolio, or the overall securities markets. A variety of factors can increase the volatility of a Fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, outbreaks of infectious illnesses or other widespread public health issues, or adverse investor sentiment generally. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These adverse developments may cause broad declines in an issuer’s value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Portfolio Turnover Risk - High portfolio turnover rates generally result in higher transaction costs (which are borne indirectly by both the Fund and shareholders).

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Securities of small and medium size companies have lower trading volume and are less liquid than securities of larger, more established companies. Companies with large market capitalizations go in and out of favor based on market and economic conditions and could underperform returns of smaller companies.

The following principal risk is unique to the Target Funds:

Conflict of Interest Risk - GWCM may be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee that you are required to purchase if you invest in a Fund.

The following principal risks are unique to the Acquiring Funds:

Investment Style Risk - Because the Funds invest in Underlying Funds with both growth and value characteristics, their share price may be negatively affected if either investing approach falls out of favor and may underperform other funds that use different investment styles.

Mortgage-Backed and Asset-Backed Securities Risk - Mortgage-backed and asset-backed securities represent interests in “pools” of mortgages and other assets, including consumer loans or receivables held in trust. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities are subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities.

Real Estate Investment Trust/Real Estate Risk - Investments in real estate-related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate. Real estate companies, including Real Estate Investment Trust (“REIT”) or similar structures, tend to be small and mid-cap companies, which means their shares may be more volatile and less liquid. REITs and real estate-related companies may not be diversified. REITs are also subject to risks associated with changes in interest rates. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the fund’s REIT investments to decline. During periods when interest rates are declining, mortgages are often refinanced. Refinancing may reduce the yield on investments in mortgage REITs.

Sovereign Debt Securities Risk - Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political situations to which the government may be subject.

Inflation-Protected Securities Risk - The value of inflation-protected securities (“IPS”) generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation was to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of IPS. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of IPS. The market for IPS may be less developed or liquid, and more volatile, than certain other securities markets.

The differences in principal risks between the Funds are also shown in the tables below. For more information about the Target Funds’ and Acquiring Funds’ risk, please see the Funds’ prospectuses which are incorporated by reference and available without charge.

Principal Investment Risks of the Fund	SecureFoundation® Lifetime 2035 Fund (Target Fund)	Lifetime 2035 Fund (Acquiring Fund)	SecureFoundation® Lifetime 2040 Fund (Target Fund)	Lifetime 2040 Fund (Acquiring Fund)	SecureFoundation® Lifetime 2045 Fund (Target Fund)	Lifetime 2045 Fund (Acquiring Fund)
Conflict of Interest Risk	X		X		X

Principal Investment Risks of the Fund	SecureFoundation® Lifetime 2035 Fund (Target Fund)	Lifetime 2035 Fund (Acquiring Fund)	SecureFoundation® Lifetime 2040 Fund (Target Fund)	Lifetime 2040 Fund (Acquiring Fund)	SecureFoundation® Lifetime 2045 Fund (Target Fund)	Lifetime 2045 Fund (Acquiring Fund)
Fund-of-Funds Structure Risk	X	X	X	X	X	X
Single Issuer Risk	X	X	X	X	X	X
Target Date Fund Risk	X	X	X	X	X	X

Principal Investment Risks of the Fund	SecureFoundation® Lifetime 2050 Fund (Target Fund)	Lifetime 2050 Fund (Acquiring Fund)	SecureFoundation® Lifetime 2055 Fund (Target Fund)	Lifetime 2055 Fund (Acquiring Fund)	SecureFoundation® Lifetime 2060 Fund (Target Fund)	Lifetime 2060 Fund (Acquiring Fund)
Conflict of Interest Risk	X		X		X
Fund-of-Funds Structure Risk	X	X	X	X	X	X
Single Issuer Risk	X	X	X	X	X	X
Target Date Fund Risk	X	X	X	X	X	X

Principal Investment Risks of the Fund	SecureFoundation® Lifetime 2035 Fund (Target Fund)	Lifetime 2035 Fund (Acquiring Fund)	SecureFoundation® Lifetime 2040 Fund (Target Fund)	Lifetime 2040 Fund (Acquiring Fund)	SecureFoundation® Lifetime 2045 Fund (Target Fund)	Lifetime 2045 Fund (Acquiring Fund)
Credit Risk	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X
Derivatives Risk	X	X	X	X	X	X
Developing and Emerging Markets Risk	X	X	X	X	X	X
Equity Securities Risk	X	X	X	X	X	X
Fixed Income Securities Risk	X	X	X	X	X	X
Foreign Securities Risk	X	X	X	X	X	X
Geographic Concentration Risk	X	X	X	X	X	X
Index Risk	X	X	X	X	X	X
Interest Rate Risk	X	X	X	X	X	X
Investment Style Risk		X		X		X
Liquidity Risk	X	X	X	X	X	X
Management Risk	X	X	X	X	X	X
Market Risk	X	X	X	X	X	X

Principal Investment Risks of the Fund	SecureFoundation® Lifetime 2035 Fund (Target Fund)	Lifetime 2035 Fund (Acquiring Fund)	SecureFoundation® Lifetime 2040 Fund (Target Fund)	Lifetime 2040 Fund (Acquiring Fund)	SecureFoundation® Lifetime 2045 Fund (Target Fund)	Lifetime 2045 Fund (Acquiring Fund)
Mortgage-Backed and Asset-Backed Securities Risk		X
Portfolio Turnover Risk
Real Estate Investment Trust (REIT) / Real Estate Risk		X		X		X
Small, Medium and Large Size Company Securities Risk	X	X	X	X	X	X
Sovereign Debt Securities Risk		X		X		X
Inflation Protected Securities Risk		X		X		X

Principal Investment Risks of the Fund	SecureFoundation® Lifetime 2050 Fund (Target Fund)	Lifetime 2050 Fund (Acquiring Fund)	SecureFoundation® Lifetime 2055 Fund (Target Fund)	Lifetime 2055 Fund (Acquiring Fund)	SecureFoundation® Lifetime 2060 Fund (Target Fund)	Lifetime 2060 Fund (Acquiring Fund)
Credit Risk	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X
Derivatives Risk	X	X	X	X	X	X
Developing and Emerging Markets Risk	X	X	X	X	X	X
Equity Securities Risk	X	X	X	X	X	X
Fixed Income Securities Risk	X	X	X	X	X	X
Foreign Securities Risk	X	X	X	X	X	X
Geographic Concentration Risk	X	X	X	X	X	X
Index Risk	X	X	X	X	X	X
Interest Rate Risk	X	X	X	X	X	X
Investment Style Risk		X		X		X
Liquidity Risk	X	X	X	X	X	X
Management Risk	X	X	X	X	X	X

Principal Investment Risks of the Fund	SecureFoundation® Lifetime 2050 Fund (Target Fund)	Lifetime 2050 Fund (Acquiring Fund)	SecureFoundation® Lifetime 2055 Fund (Target Fund)	Lifetime 2055 Fund (Acquiring Fund)	SecureFoundation® Lifetime 2060 Fund (Target Fund)	Lifetime 2060 Fund (Acquiring Fund)
Market Risk	X	X	X	X	X	X
Mortgage-Backed and Asset-Backed Securities Risk
Portfolio Turnover Risk					X	X
Real Estate Investment Trust (REIT) / Real Estate Risk		X		X		X
Small, Medium and Large Size Company Securities Risk	X	X	X	X	X	X
Sovereign Debt Securities Risk		X		X		X
Inflation Protected Securities Risk		X		X		X

Fundamental Investment Restrictions

The Funds have identical fundamental investment restrictions that cannot be changed without shareholder approval. In addition, each Fund is a non-diversified fund, meaning it is a fund other than a “diversified fund”. Under the 1940 Act, a diversified fund, with respect to 75% of its assets, may not invest more than 5% of its total assets in the securities of any one issuer (other than securities issued by other investment companies or by the U.S. government, its agencies, instrumentalities or authorities) and may not purchase more than 10% of the outstanding voting securities of any one issuer.

Performance Information

The bar charts and tables below provide an indication of the risk of investment in each Fund by showing the performance of the Fund’s Investor Class shares in each full calendar year since inception and by comparing the Fund’s Investor Class, Service Class and Class L average annual total returns to the performance of a broad-based securities market index, a secondary index, and a Composite Index which has investment characteristics similar to those of each Fund. The returns shown below for each Fund are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Funds’ recurring expenses, but do not include fees, expenses or withdrawal charges of the Guarantee Benefit Fee for the Target Funds, or the fees and expenses of any Permitted Account. If the Guarantee Benefit Fee for the Target Funds or fees and expenses of any Permitted Account were reflected, each Fund’s performance would have been lower that what is shown below. Upon the completion of the Reorganization, the performance information for each Target Fund will be that of the corresponding Acquiring Fund due to an accounting and performance survivor analysis conducted in connection with the Reorganization.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).

Great-West SecureFoundation® Lifetime 2035 Fund (Target Fund)

Calendar Year Total Returns

Great-West SecureFoundation® Lifetime 2035 Fund	Quarter Ended	Total Return
Best Quarter	September 2010	11.28%
Worst Quarter	September 2011	-15.27%

Average Annual Total Returns for the Period Ended December 31, 2019

Great-West SecureFoundation® Lifetime 2035 Fund	One Year	Five Years	Ten Years/ Since Inception
Great-West SecureFoundation® Lifetime 2035 Fund Investor Class	19.67%	7.01%	8.38%
Great-West SecureFoundation® Lifetime 2035 Fund Service Class	19.53%	6.90%	8.29%
Great-West SecureFoundation® Lifetime 2035 Fund Class L	19.59%	6.90%	7.78%*
Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes)**	31.02%	11.38%	13.44%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)**	8.72%	3.05%	3.75%
Composite Index (reflects no deduction for fees, expenses or taxes)**	20.87%	7.68%	9.22%
Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes)***	31.02%	11.38%	12.99%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)***	8.72%	3.05%	3.44%
Composite Index (reflects no deduction for fees, expenses or taxes)***	20.87%	7.68%	8.68%
*	Since inception on January 31, 2011
**	Index returns are for the Investor and Service Class shares
***	Index returns are for the Class L shares

The Composite Index is derived by applying the Fund’s target (neutral) asset allocation among the asset classes over time to the results of the following indexes: the S&P 500® Index (large blend); the S&P MidCap 400® Index (mid blend); the S&P SmallCap 600® Index (small blend); the MSCI EAFE Index (international large blend); the MSCI Emerging Markets Index (diversified emerging markets); the Bloomberg Barclays U.S. Aggregate Bond Index (intermediate term bond); and the Bloomberg Barclays 1-3 Year Credit Bond Index (short term income/cash). See Appendix A for more information regarding the Composite Index.

Great-West Lifetime 2035 Fund (Acquiring Fund)

Calendar Year Total Returns

Great-West Lifetime 2035 Fund	Quarter Ended	Total Return
Best Quarter	September 2010	12.01%
Worst Quarter	September 2011	-16.65%

Average Annual Total Returns for the Periods Ended December 31, 2019

Great-West Lifetime 2035 Fund	One Year	Five Years	Ten Years/ Since Inception
Great-West Lifetime 2035 Fund Investor Class	22.17%	7.40%	9.25%
Great-West Lifetime 2035 Fund Service Class	22.09%	7.29%	9.13%
Great-West Lifetime 2035 Fund Class L	21.84%	N/A	9.48%*
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)**	26.60%	8.41%	8.79%
Morningstar Lifetime Moderate 2035 Index (reflects no deduction for fees, expenses or taxes)**	23.04%	7.82%	9.47%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)***	26.60%	N/A	11.41%
Morningstar Lifetime Moderate 2035 Index (reflects no deduction for fees, expenses or taxes)***	23.04%	N/A	10.39%
*	Since inception on April 22, 2016
**	Index returns are for the Investor and Service Class shares
***	Index returns are for the Class L shares

Great-West SecureFoundation® Lifetime 2040 Fund (Target Fund)

Calendar Year Total Returns

Great-West SecureFoundation® Lifetime 2040 Fund	Quarter Ended	Total Return
Best Quarter	March 2012	10.91%
Worst Quarter	December 2018	-7.86%

Average Annual Total Returns for the Period Ended December 31, 2019

Great-West SecureFoundation® Lifetime 2040 Fund	One Year	Five Years	Since Inception (1/31/2011)
Great-West SecureFoundation® Lifetime 2040 Fund Investor Class	21.62%	7.52%	8.29%
Great-West SecureFoundation® Lifetime 2040 Fund Service Class	21.40%	7.40%	8.18%
Great-West SecureFoundation® Lifetime 2040 Fund Class L	21.45%	7.47%	8.27%
Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes)	31.02%	11.38%	12.99%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	8.72%	3.05%	3.44%
Composite Index (reflects no deduction for fees, expenses or taxes)	22.67%	8.16%	9.05%

The Composite Index is derived by applying the Fund’s target (neutral) asset allocation among the asset classes over time to the results of the following indexes: the S&P 500® Index (large blend); the S&P MidCap 400® Index (mid blend); the S&P SmallCap 600® Index (small blend); the MSCI EAFE Index (international large blend); the MSCI Emerging Markets Index (diversified emerging markets); the Bloomberg Barclays U.S. Aggregate Bond Index (intermediate term bond); and the Bloomberg Barclays 1-3 Year Credit Bond Index (short term income/cash). See Appendix A for more information regarding the Composite Index.

Great-West Lifetime 2040 Fund (Acquiring Fund)

Calendar Year Total Returns

Great-West Lifetime 2040 Fund	Quarter Ended	Total Return
Best Quarter	March 2019	11.50%
Worst Quarter	December 2018	-8.76%

Average Annual Total Returns for the Periods Ended December 31, 2019

Great-West Lifetime 2040 Fund	One Year	Since Inception (4/28/2016)
Great-West Lifetime 2040 Fund Investor Class	23.83%	10.59%
Great-West Lifetime 2040 Fund Service Class	23.63%	10.46%
Great-West Lifetime 2040 Fund Class L	23.47%	10.34%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	26.60%	11.57%
Morningstar Lifetime Moderate 2040 Index (reflects no deduction for fees, expenses or taxes)	24.35%	10.92%

Great-West SecureFoundation® Lifetime 2045 Fund (Target Fund)

Calendar Year Total Returns

Great-West SecureFoundation® Lifetime 2045 Fund	Quarter Ended	Total Return
Best Quarter	September 2010	11.79%
Worst Quarter	September 2011	-16.46%

Average Annual Total Returns for the Period Ended December 31, 2019

Great-West SecureFoundation® Lifetime 2045 Fund	One Year	Five Years	Ten Years/ Since Inception
Great-West SecureFoundation® Lifetime 2045 Fund Investor Class	22.76%	7.73%	8.81%
Great-West SecureFoundation® Lifetime 2045 Fund Service Class	22.66%	7.64%	8.71%
Great-West SecureFoundation® Lifetime 2045 Fund Class L	22.77%	7.66%	8.32%*
Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes)**	31.02%	11.38%	13.44%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)**	8.72%	3.05%	3.75%
Composite Index (reflects no deduction for fees, expenses or taxes)**	23.71%	8.39%	9.67%
Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes)***	31.02%	11.38%	12.99%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)***	8.72%	3.05%	3.44%
Composite Index (reflects no deduction for fees, expenses or taxes)***	23.71%	8.39%	9.14%
*	Since inception on January 31, 2011
**	Index returns are for the Investor and Service Class shares
***	Index returns are for the Class L shares

The Composite Index is derived by applying the Fund’s target (neutral) asset allocation among the asset classes over time to the results of the following indexes: the S&P 500® Index (large blend); the S&P MidCap 400® Index (mid blend); the S&P SmallCap 600® Index (small blend); the MSCI EAFE Index (international large blend); the MSCI Emerging Markets Index (diversified emerging markets); the Bloomberg Barclays U.S. Aggregate Bond Index (intermediate term bond); and the Bloomberg Barclays 1-3 Year Credit Bond Index (short term income/cash). See Appendix A for more information regarding the Composite Index.

Great-West Lifetime 2045 Fund (Acquiring Fund)

Calendar Year Total Returns

Great-West Lifetime 2045 Fund	Quarter Ended	Total Return
Best Quarter	September 2010	12.24%
Worst Quarter	September 2011	-17.08%

Acquiring Fund Average Annual Total Returns for the Period Ended December 31, 2019

Great-West Lifetime 2045 Fund	One Year	Five Years	Ten Years/ Since Inception
Great-West Lifetime 2045 Fund Investor Class	24.59%	7.88%	9.39%
Great-West Lifetime 2045 Fund Service Class	24.51%	7.79%	9.31%
Great-West Lifetime 2045 Fund Class L	24.31%	N/A	10.20%*
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)**	26.60%	8.41%	8.79%
Morningstar Lifetime Moderate 2045 Index (reflects no deduction for fees, expenses or taxes)**	24.97%	8.26%	9.69%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)***	26.60%	N/A	11.41%
Morningstar Lifetime Moderate 2045 Index (reflects no deduction for fees, expenses or taxes)***	24.97%	N/A	11.15%
*	Since inception on April 22, 2016
**	Index returns are for the Investor and Service Class shares
***	Index returns are for the Class L shares

Great-West SecureFoundation® Lifetime 2050 Fund (Target Fund)

Calendar Year Total Returns

Great-West SecureFoundation® Lifetime 2050 Fund	Quarter Ended	Total Return
Best Quarter	March 2012	11.16%
Worst Quarter	December 2018	-9.05%

Average Annual Total Returns for the Period Ended December 31, 2019

Great-West SecureFoundation® Lifetime 2050 Fund	One Year	Five Years	Since Inception (1/31/2011)
Great-West SecureFoundation® Lifetime 2050 Fund Investor Class	23.08%	7.78%	8.33%
Great-West SecureFoundation® Lifetime 2050 Fund Service Class	22.84%	7.67%	8.21%
Great-West SecureFoundation® Lifetime 2050 Fund Class L	22.92%	7.66%	8.26%
Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes)	31.02%	11.38%	12.99%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	8.72%	3.05%	3.44%
Composite Index (reflects no deduction for fees, expenses or taxes)	24.01%	8.42%	9.07%

The Composite Index is derived by applying the Fund’s target (neutral) asset allocation among the asset classes over time to the results of the following indexes: the S&P 500® Index (large blend); the S&P MidCap 400® Index (mid blend); the S&P SmallCap 600® Index (small blend); the MSCI EAFE Index (international large blend); the MSCI Emerging Markets Index (diversified emerging markets); the Bloomberg Barclays U.S. Aggregate Bond Index (intermediate term bond); and the Bloomberg Barclays 1-3 Year Credit Bond Index (short term income/cash). See Appendix A for more information regarding the Composite Index.

Great-West Lifetime 2050 Fund (Acquiring Fund)

Calendar Year Total Returns

Great-West Lifetime 2050 Fund	Quarter Ended	Total Return
Best Quarter	March 2019	12.06%
Worst Quarter	December 2018	-9.54%

Average Annual Total Returns for the Period Ended December 31, 2019

Great-West Lifetime 2050 Fund	One Year	Since Inception (4/28/2016)
Great-West Lifetime 2050 Fund Investor Class	24.82%	10.85%
Great-West Lifetime 2050 Fund Service Class	24.80%	10.82%
Great-West Lifetime 2050 Fund Class L	24.54%	10.64%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	26.60%	11.57%
Morningstar Lifetime Moderate 2050 Index (reflects no deduction for fees, expenses or taxes)	25.09%	11.15%

Great-West SecureFoundation® Lifetime 2055 Fund (Target Fund)

Calendar Year Total Returns

Great-West SecureFoundation® Lifetime 2055 Fund	Quarter Ended	Total Return
Best Quarter	September 2010	11.96%
Worst Quarter	September 2011	-16.88%

Average Annual Total Returns for the Period Ended December 31, 2019

Great-West SecureFoundation® Lifetime 2055 Fund	One Year	Five Years	Ten Years/ Since Inception
Great-West SecureFoundation® Lifetime 2055 Fund Investor Class	23.05%	7.74%	8.65%
Great-West SecureFoundation® Lifetime 2055 Fund Service Class	22.98%	7.65%	8.55%
Great-West SecureFoundation® Lifetime 2055 Fund Class L	22.91%	7.68%	8.19%*
Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes)**	31.02%	11.38%	13.44%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)**	8.72%	3.05%	3.75%
Composite Index (reflects no deduction for fees, expenses or taxes)**	24.00%	8.39%	9.50%
Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes)***	31.02%	11.38%	12.99%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)***	8.72%	3.05%	3.44%
Composite Index (reflects no deduction for fees, expenses or taxes)***	24.00%	8.39%	8.96%

* Since inception on January 31, 2011
** Index returns are for the Investor and Service Class shares
*** Index returns are for the Class L shares

The Composite Index is derived by applying the Fund’s target (neutral) asset allocation among the asset classes over time to the results of the following indexes: the S&P 500® Index (large blend); the S&P MidCap 400® Index (mid blend); the S&P SmallCap 600® Index (small blend); the MSCI EAFE Index (international large blend); the MSCI Emerging Markets Index (diversified emerging markets); the Bloomberg Barclays U.S. Aggregate Bond Index (intermediate term bond); and the Bloomberg Barclays 1-3 Year Credit Bond Index (short term income/cash). See Appendix A for more information regarding the Composite Index.

Great-West Lifetime 2055 Fund (Acquiring Fund)

Calendar Year Total Returns

Great-West Lifetime 2055 Fund	Quarter Ended	Total Return
Best Quarter	September 2010	12.35%
Worst Quarter	September 2011	-17.22%

Acquiring Fund Average Annual Total Returns for the Period Ended December 31, 2019

Great-West Lifetime 2055 Fund	One Year	Five Years	Ten Years/ Since Inception
Great-West Lifetime 2055 Fund Investor Class	24.70%	7.80%	9.22%
Great-West Lifetime 2055 Fund Service Class	24.70%	7.73%	9.14%
Great-West Lifetime 2055 Fund Class L	24.47%	N/A	10.16%*
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)**	26.60%	N/A	11.41%
Morningstar Lifetime Moderate 2055 Index (reflects no deduction for fees, expenses or taxes)**	25.05%	N/A	11.14%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)***	26.60%	8.41%	8.79%
Morningstar Lifetime Moderate 2055 Index (reflects no deduction for fees, expenses or taxes)***	25.05%	8.19%	9.50%

* Since inception on April 22, 2016
** Index returns are for the Investor and Service Class shares
*** Index returns are for the Class L shares

Great-West SecureFoundation® Lifetime 2060 Fund (Target Fund)

No performance data is provided because the Fund does not have a full calendar year of operations.

Great-West Lifetime 2060 Fund (Acquiring Fund)

No performance data is provided at this time because the Fund does not have a full calendar year of operations.

Investment Adviser

GWCM, a wholly-owned subsidiary of GWL&A, serves as investment adviser to each Fund. GWCM provides investment advisory, fund operations, and accounting services to Great-West Funds. GWCM, a Colorado limited liability company with its principal business address at 8515 East Orchard Road, Greenwood Village, Colorado 80111, is registered as an investment adviser pursuant to the Investment Advisers Act of 1940, as amended (the “Advisers Act”). As of December 31, 2019, GWCM provided investment management services for mutual funds and other investment portfolios representing assets of $32.6 billion. GWCM and its affiliates have been providing investment management services since 1969.

The Funds are managed by GWCM’s Asset Allocation Committee, comprised of Andrew Corwin and Maria Mendelsberg.

Andrew Corwin, CFA, Director, Portfolio Construction & Research, is the Chairperson of the Asset Allocation Committee. He has managed the Funds since 2014. In addition to the Funds, Mr. Corwin manages the Great-West Profile Funds, Great-West Lifetime Funds, other Great-West SecureFoundation Funds, and collective investment trusts managed by GWCM. Mr. Corwin was previously an Investment Analyst and Investment Consultant at Strategies, LLC from 2009-2011. Mr. Corwin received a B.S. in business administration with an emphasis in finance as well as a minor in mathematics from the University of Colorado.

Maria Mendelsberg, CFA, Portfolio Manager, has managed the Funds since 2018. In addition to the Funds, Ms. Mendelsberg manages the Great-West Bond Index Fund, Great-West Short Duration Bond Fund, Great-West Core Strategies: Short Duration Bond Fund, Great-West Profile Funds, Great-West Lifetime Funds, other Great-West SecureFoundation Funds and collective investment trusts managed by GWCM. Ms. Mendelsberg was previously a Partner and Investment Principal/Equity Analyst at Cambiar Investors from 1997-2016. Ms. Mendelsberg received a B.A. in Economics and Classics from Brown University.

Advisory Fees

Each Fund pays a fee to GWCM for investment advisory services. For the fiscal year ended December 31, 2019, GWCM received an investment advisory fee from each Target Fund and Acquiring Fund at an annual rate of 0.12% of the Funds’ average daily net assets which was calculated daily and paid monthly to GWCM.

For both the Acquiring Funds and the Target Funds, GWCM is responsible for all fees and expenses incurred in performing the services set forth in the investment advisory agreement and all other fees and expenses, except that each Fund shall pay all distribution and other fees and expenses incurred under a plan adopted pursuant to Rule 12b-1 under the 1940 Act with respect to Service Class and Class L shares, all shareholder services fees (“Shareholder Services Fees”) with respect to Investor Class, Service Class and Class L shares, and any extraordinary expenses, including litigation costs.

With respect to each Fund invested in the GWL&A Contract, GWCM has contractually agreed to reduce its management fee by 0.35% of the amount the Fund allocates to the GWL&A Contract. Additionally, GWCM has contractually agreed to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from Unaffiliated Fund(s) by GWCM, or an affiliated person of GWCM, in connection with investment by a Fund in an Unaffiliated Fund. Further, GWCM has contractually agreed to reduce its management fee by an amount equal to the difference between the Shareholder Services Fee and any compensation received from Unaffiliated Fund(s) by GWCM, or an affiliated person of GWCM, in connection with the Fund’s investment in an Unaffiliated Fund. Each such agreement’s current term ends on April 30, 2022. Each agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.

Great-West Funds entered into a Shareholder Services Agreement with Empower Retirement, LLC (“Empower”), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the Shareholder Services Agreement, Empower provides various recordkeeping, administrative and shareholder services (“Shareholder Services”) to investors that invest in the Funds through Permitted Accounts. The Shareholder Services provided by Empower include but are not limited to (1) executing purchase and redemption instructions received from investors (2) recording the ownership interest of each investor and maintaining a record of the number of shares issued to each investor; (3) maintaining a call center and investigating all inquiries from investors; (4) distributing annual prospectus updates, supplements to the prospectus and SAI, and annual and semi-annual shareholder reports to investors; (5) preparing and delivering quarterly statements to investors; and (6) preparing and delivering confirmations for each purchase, redemption or exchange transaction of an investor. The Shareholder Services provided by Empower are not in the capacity of a sub-transfer agent for a Fund. Pursuant to the Shareholder Services Agreement, Empower receives a fee equal to 0.35% of the average daily net asset value of the shares of each of the Investor Class and Service Class shares of the Funds. To the extent the Funds are offered on other platforms and other entities provide the Shareholder Services, Empower or its affiliates enter into a separate agreement with such entity and pay the Shareholder Services Fee to that entity.

Directors and Officers

As of the date of this Information Statement/Prospectus, there are six members of the Board, one of whom is an “interested person” (as that term is defined in Section 2(a)(19) of the 1940 Act) and five of whom are not “interested persons” of Great-West Funds or GWCM (the “Independent Directors”). The names and business addresses of the directors and officers of the Funds and their principal occupations and other affiliations during the past five years are set forth under “Management of Great-West Funds” in the Funds’ SAI, as supplemented, which is incorporated herein by reference.

Purchase and Sale of Fund Shares

None of the Funds are sold directly to the general public, but instead may be offered as an underlying investment for Permitted Accounts. Permitted Accounts may place orders on any business day to purchase and redeem shares of the Funds based on instructions received from owners of variable contracts or IRAs, or from participants of qualified retirement plans. Please contact your registered representative, IRA custodian or trustee, retirement plan sponsor or administrator for information concerning the procedures for purchasing and redeeming shares of the Funds.

The Funds do not have any initial or subsequent investment minimums. However, Permitted Accounts may impose investment minimums.

For a complete description of purchase, redemption and exchange options, see the section of each Fund’s Prospectus entitled “Shareholder Information.”

Each Fund earns dividends, interest and other income from its investments, and ordinarily distributes this income (less expenses) to shareholders as dividends semi-annually. Each Fund also realizes capital gains from its investments and distributes these gains (less any capital losses) to shareholders as capital gains distributions at least once annually. Both dividends and capital gains distributions of each Fund are reinvested in additional shares of such Fund at net asset value.

Each Target Fund intends to distribute all its net investment income and net capital gains, if any, for the period ending on the Closing Date to its shareholders, prior to Closing. See “The Reorganization – Material Federal Income Tax Consequences” below.

Federal Income Tax Information

Each Fund qualifies and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If a Fund qualifies as a regulated investment company and distributes its income as required by the Code, such Fund will not be subject to federal income tax to the extent its net investment income and realized net capital gains are distributed to shareholders. Currently, Permitted Accounts generally are not subject to federal income tax on any Fund distributions. Owners of variable contracts, retirement plan participants, owners of qualified college savings programs, and IRA owners are also generally not subject to federal income tax on Fund distributions until such amounts are withdrawn from the variable contract, retirement plan or IRA or are withdrawn from a qualified college savings program for other than qualified expenses. More information regarding federal income taxation of Permitted Account owners and participants may be found in the applicable prospectus and/or disclosure documents for that Permitted Account.

Payments to Insurers, Broker-Dealers and Other Financial Intermediaries

GWL&A and/or its affiliates may make payments to insurance companies, broker-dealers, and other financial intermediaries for the sale of Fund shares and/or other services. These payments may be a factor that an insurance company, broker-dealer, or other financial intermediary considers in including a Fund as an investment option in a Permitted Account. These payments also may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson, visit your financial intermediary’s website, or consult the variable contract prospectus for more information.

Partner Payments to Empower Retirement, LLC

Empower may receive payments from registered investment advisers and/or their affiliates (“Partner(s)”), including current and potential sub-advisers to Great-West Funds, as applicable, for providing services to Partners and Partner products offered through Empower’s retirement platforms. Program services include but are not limited to: consideration for inclusion of Partner products in products and retirement platforms affiliated with Empower; enhanced marketing opportunities; additional reporting capabilities; collaboration in thought leadership opportunities; waivers of certain retirement platform connectivity fees; and access to Empower personnel, third party advisory and brokerage firms, and Empower sponsored conferences. The level of such payments made by Partners may be based on differing levels or types of services provided by Empower, among other considerations.

Further Information

Additional information concerning the Funds is contained in this Information Statement/Prospectus and additional information regarding the Acquiring Funds is contained in the Acquiring Funds’ prospectus which is incorporated by reference. The cover page of this Information Statement/Prospectus describes how you may obtain further information.

THE REORGANIZATION

The Reorganization will be governed by the Agreement, which is attached as Appendix B. Each Target Fund will transfer all of its assets to the corresponding Acquiring Fund. In exchange, the Acquiring Fund will assume all the liabilities of such Target Fund and deliver to the Target Fund a number of full and fractional Investor Class, Service Class and Class L shares of the Acquiring Fund having a net asset value equal to the value of the assets of the Target Fund less the liabilities of the Target Fund assumed by the Acquiring Fund as of the close of regular trading on the New York Stock Exchange on the Closing Date. At the designated time on the Closing Date as set forth in the Agreement, each Target Fund will distribute in complete liquidation and termination of such Target Fund, all Acquiring Fund shares received by the Target Fund pro rata, by class, to the Target Fund’s shareholders of record. This distribution will be accomplished by the transfer of the Acquiring Fund shares credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Target Fund shareholders, and representing the respective pro rata number of Acquiring Fund shares of the appropriate class due to such shareholders. All issued and outstanding shares of each Target Fund will be canceled on the books of such Target Fund. As a result of the Reorganization, each Target Fund Investor Class, Service Class and Class L shareholder will receive a number of the corresponding Acquiring Fund Investor Class, Service Class and Class L shares respectively, equal in net asset value, as of the close of regular trading on the New York Stock Exchange on the Closing Date, to the net asset value as of such time of such Target Fund’s Investor Class, Service Class and Class L shares, respectively, surrendered by such shareholder.

The consummation of the Reorganization is subject to the terms and conditions set forth in the Agreement and the representations and warranties set forth in the Agreement being true. The Agreement may be terminated by the mutual agreement of the Funds. In addition, any Fund may at its option terminate the Agreement at or before the Closing if (i) the Closing has not occurred on or before ten months from the date of the Agreement, unless such date is extended by mutual agreement of the parties, or (ii) the other party materially breaches its obligations under the Agreement or makes a material and intentional misrepresentation in the Agreement or in connection with the Agreement.

Each Target Fund will, within a reasonable period of time before the Closing, furnish the corresponding Acquiring Fund with a list of the Target Fund’s portfolio securities and other investments. Each Acquiring Fund will, within a reasonable period of time before the Closing, furnish the corresponding Target Fund with a list of the securities, if any, on the Target Fund’s list referred to above that do not conform to the Acquiring Fund’s investment objective, policies, restrictions or strategies. Each Target Fund, if requested by the corresponding Acquiring Fund, will dispose of securities on the Acquiring Fund’s list before the Closing. Notwithstanding the foregoing, nothing in the Agreement will require a Target Fund to dispose of any investments or securities if, in the reasonable judgment of such Target Fund, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Target Fund. None of the Target Funds’ investments are expected to be sold prior to the Reorganization as a result of any portfolio repositioning. If a Target Fund sells any investments prior to the Reorganization, the sale of such investments could result in distributions to shareholders of the Target Fund prior to the Reorganization.

It is expected that neither shareholders of the Target Funds nor investors who hold shares of the Target Funds through Permitted Accounts will recognize gain or loss for federal income tax purposes as a direct result of the Reorganization. In addition, none of the Funds will generally recognize gain or loss for federal income tax purposes as a direct result of the Reorganization. To the extent that portfolio investments received by an Acquiring Fund in the Reorganization are sold after the Reorganization, such Acquiring Fund may recognize income and capital gain (after the application of any available capital loss carryforwards), which will be distributed to shareholders who hold shares of the combined fund (including former shareholders of the corresponding Target Fund who hold shares of such Acquiring Fund following the Reorganization). Such distribution is not expected to be taxable for federal income tax purposes to investors who hold shares of the Acquiring Funds through Permitted Accounts. The table below provides the estimated percentages of each Target Fund’s portfolio that will be sold after the Reorganization in connection with this portfolio repositioning as well as the estimated realized gains or losses such portfolio repositioning would have resulted in, if such sales occurred on June 30, 2020. There will be no brokerage commissions or other transaction costs associated with the portfolio repositioning.

Target Fund	% of Portfolio Being Sold After Reorganization	Total Realized Gains/(Losses)	Realized Gains/(Losses) per Share
Great-West SecureFoundation® Lifetime 2035 Fund	7%	$172,910	$0.04
Great-West SecureFoundation® Lifetime 2040 Fund	5%	$128,622	$0.02
Great-West SecureFoundation® Lifetime 2045 Fund	5%	$(30,533)	$(0.01)
Great-West SecureFoundation® Lifetime 2050 Fund	5%	$(58,923)	$(0.03)
Great-West SecureFoundation® Lifetime 2055 Fund	5%	$(41,902)	$(0.04)
Great-West SecureFoundation® Lifetime 2060 Fund	5%	$(74)	$(0.01)

Reorganization costs do not include any commissions or other transaction costs that would be incurred due to portfolio repositioning. For a more detailed discussion of the federal income tax consequences of the Reorganization, please see “The Reorganization - Material Federal Income Tax Consequences” below.

Description of Securities to be Issued

Shares of Common Stock. The Funds offer four classes of shares – Institutional Class, Investor Class, Service Class and Class L. However, Institutional Class shares of the Target Funds have not yet commenced operations. As such, only Investor Class, Service Class and Class L shares of a Target Fund will be exchanged for shares of the corresponding classes of the corresponding Acquiring Fund as a result of this Reorganization. Each share of an Acquiring Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each share class represents interests in the same portfolio of investments, but differing class-level expenses will result in differing net asset values and dividends and distributions for each class. Upon any liquidation of an Acquiring Fund, Investor Class, Service Class and Class L shareholders are entitled to share pro rata in the net assets belonging to such Acquiring Fund allocable to the Investor Class, Service Class and Class L, respectively, available for distribution after satisfaction of outstanding liabilities of such Acquiring Fund allocable to the Investor Class, Service Class and Class L, respectively. All issued and outstanding shares of the Acquiring Funds are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and not subject to preemptive or dissenter’s rights. Additional classes of shares may be authorized by the Board in the future.

Voting Rights of Shareholders. Shares attributable to the Funds held in variable contracts will be voted by insurance company separate accounts based on instructions received from owners of variable contracts. The number of votes that an owner of a variable contract has the right to cast will be determined by applying his/her percentage interest in a Fund (held through a variable contract) to the total number of votes attributable to a Fund. In determining the number of votes, fractional shares will be recognized. Shares held in the variable contracts for which a Fund does not receive instructions and shares owned by GWCM, which provided initial capital to the Funds, will be voted in the same proportion as shares for which the Funds have received instructions. As a result of such proportionate voting, a small number of variable contracts owners may determine the outcome of the shareholder vote(s).

Upon the completion of the Reorganization, the Acquiring Funds will be the surviving funds for accounting, tax and performance reporting purposes due to an accounting and performance survivor analysis conducted in connection with the Reorganization.

Continuation of Shareholder Accounts and Plans; Share Certificates

Each Acquiring Fund will establish an account for the corresponding Target Fund’s shareholders containing the appropriate number of shares of the appropriate class of the Acquiring Fund. The shareholder services and shareholder programs of the Funds are identical.

Service Providers

The Bank of New York Mellon serves as the custodian for the assets of each Fund. DST Asset Manager Solutions, Inc. serves as the Funds’ transfer agent and dividend paying agent. Deloitte & Touche LLP serves as the Independent Registered Public Accounting Firm for the Funds.

Material Federal Income Tax Consequences

As a condition to each Fund’s obligation to consummate its reorganization, each Fund will receive an opinion from Vedder Price P.C. (which opinion will be based on certain factual representations and certain customary assumptions and exclusions) substantially to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

1.

The transfer by each Target Fund of all its assets to the corresponding Acquiring Fund solely in exchange for the shares of such Acquiring Fund and the assumption by such Acquiring Fund of all the liabilities of the Target Fund, immediately followed by the pro rata, by class, distribution of all the Acquiring Fund’s shares received by the Target Fund to the Target Fund’s shareholders of record in complete liquidation of the Target Fund and the termination of the Target Fund as soon as possible thereafter, will constitute “a reorganization” within the meaning of Section 368(a)(1) of the Code, and the Acquiring Funds and the Target Funds will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code with respect to the Reorganization.

2.

No gains or losses will be recognized by an Acquiring Fund upon the receipt of all the assets of the corresponding Target Fund solely in exchange for shares of such Acquiring Fund and the assumption by such Acquiring Fund of all the liabilities of the Target Fund.

3.

No gain or loss will be recognized by a Target Fund upon the transfer of all such Target Fund’s assets to the corresponding Acquiring Fund solely in exchange for shares of such Acquiring Fund and the assumption by such Acquiring Fund of all the liabilities of the Target Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund’s shares so received to the Target Fund shareholders solely in exchange for such shareholders’ shares of the Target Fund in complete liquidation of the Target Fund.

4.

No gain or loss will be recognized by shareholders of a Target Fund upon the exchange, pursuant to the Agreement, of all their shares of such Target Fund solely for shares of the corresponding Acquiring Fund.

5.

The aggregate basis of the Acquiring Funds’ shares received by each Target Fund shareholder pursuant to the Reorganization will be the same as the aggregate basis of the shares of such Target Fund exchanged therefor by such shareholder.

6.

The holding period of the Acquiring Funds’ shares received by each Target Fund shareholder in this Reorganization will include the period during which the shares of such Target Fund exchanged therefor were held by such shareholder, provided such Target Fund shares are held as capital assets at the effective time of the Reorganization.

7.

The basis of the assets of a Target Fund received by the corresponding Acquiring Fund will be the same as the basis of such assets in the hands of such Target Fund immediately before the effective time of the Reorganization.

8.	The holding period of the assets of a Target Fund received by the corresponding Acquiring Fund will include the period during which such assets were held by such Target Fund.

No opinion will be expressed as to (1) the effect of the Reorganization on the Target Funds, the Acquiring Funds or any Target Fund shareholder with respect to any asset (including without limitation any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code) as to which any gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year (or on the termination thereof) or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code or (2) any other federal tax issues (except those set forth above) and any state, local or foreign tax issues of any kind.

Opinions of counsel are not binding upon the Internal Revenue Service (“IRS”) or the courts. If the Reorganization occurs but the IRS or the courts determine the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Funds would recognize gain or loss on the transfer of their assets to the corresponding Acquiring Funds and each shareholder of the Target Funds would recognize a gain or loss for federal income tax purposes equal to the difference between the basis in their Target Fund shares and the fair market value of the shares of the corresponding Acquiring Fund the shareholder receives. Regardless of the federal income tax status of the Reorganization, the Reorganization is not expected to be a taxable event for federal income tax purposes for investors who hold shares of a Target Fund through Permitted Accounts.

Prior to Closing, each Target Fund will declare a distribution to its shareholders, which together with all previous distributions, will have the effect of distributing to shareholders at least all its net investment income and realized net capital gains (after reduction for any available capital loss carryforwards and excluding any net capital gain on which the Target Fund paid federal income tax), if any, through the Closing Date. This distribution may include net capital gains resulting from the sale of portfolio assets prior to the Reorganization. Additional distributions may be made if necessary. All dividends and distributions paid by a Target Fund will be reinvested in additional shares of such Target Fund. Investors who hold shares of the Target Funds through Permitted Accounts are not expected to be subject to current federal income tax on such distributions.

To the extent that a portion of a Target Fund’s portfolio assets are sold prior to the Reorganization, the federal income tax effect of such sales would depend on the holding periods of such assets and the difference between the price at which such portfolio assets were sold and the Target Fund’s basis in such assets. Any net capital gains (net long-term capital gain in excess of any net short-term capital loss) recognized in these sales, after the application of any available capital loss carryforwards (capital losses from prior taxable years are available to offset future capital gains), would be distributed to the Target Fund’s shareholders as capital gain dividends. Any net short-term capital gains (in excess of any net long-term capital loss and after application of any available capital loss carryforwards) would be distributed as ordinary dividends. All such distributions would be made during or with respect to the Target Fund’s taxable year in which such gains are recognized. None of the Target Funds’ portfolio assets are expected to be sold prior to the Reorganization in connection with any portfolio repositioning.

The table below provides the estimated percentages of each Target Fund’s portfolio that will be sold after the Reorganization in connection with this portfolio repositioning as well as the estimated realized gains or losses such portfolio repositioning would have resulted in, if such sales occurred on June 30, 2020. There will be no brokerage commissions or other transaction costs associated with the portfolio repositioning.

Target Fund	% of Portfolio Being Sold After Reorganization	Total Realized Gains/(Losses)	Realized Gains/ (Losses) per Share
Great-West SecureFoundation® Lifetime 2035 Fund	7%	$172,910	$0.04
Great-West SecureFoundation® Lifetime 2040 Fund	5%	$128,622	$0.02
Great-West SecureFoundation® Lifetime 2045 Fund	5%	$(30,533)	$(0.01)
Great-West SecureFoundation® Lifetime 2050 Fund	5%	$(58,923)	$(0.03)
Great-West SecureFoundation® Lifetime 2055 Fund	5%	$(41,902)	$(0.04)
Great-West SecureFoundation® Lifetime 2060 Fund	5%	$(74)	$(0.01)

Reorganization costs do not include any commissions or other transaction costs that would be incurred due to portfolio repositioning.

Although it is not expected to affect investors who hold shares of the Funds through a Permitted Account, an Acquiring Fund’s ability to use, after the Reorganization, the corresponding Target Fund’s or the Acquiring Fund’s realized and unrealized pre-Reorganization capital losses, if any, may be limited under certain federal income tax rules applicable to reorganizations of this type. The effect of these potential limitations will depend on a number of factors, including the amount of the losses, the amount of gains to be offset, the exact timing of the Reorganization and the amount of unrealized capital gains in the Funds at time of the Reorganization.

Any gain an Acquiring Fund realizes after the Reorganization, including any built-in gain realized on the sale of the corresponding Target Fund’s assets in connection with the repositioning of such Acquiring Fund’s portfolio after the Reorganization, will be distributed to shareholders of such Acquiring Fund (including former shareholders of the Target Fund who hold shares of the Acquiring Fund after the Reorganization). In addition, shareholders of each Target Fund will receive a proportionate share of any income and gains realized by the corresponding Acquiring Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by such Acquiring Fund. As a result, shareholders of the Target Funds may receive a greater amount of distributions than they would have had the Reorganization not occurred. Investors who hold shares of an Acquiring Fund through Permitted Accounts generally are not subject to current federal income taxation on Fund distributions.

This description of material federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders of the Target Funds and investors who hold shares of the Target Funds through a Permitted Account are urged to consult their own tax advisors as to the specific tax consequences to them of the Reorganization, including the applicability and effect of state, local, non-U.S. and other tax laws.

Reorganization Expenses

The expenses associated with the Reorganization include, but are not limited to, legal and auditing fees, as well as the costs of printing and distributing this Information Statement/Prospectus. GWCM will pay all Reorganization expenses, which are estimated to be $43,183, whether or not the Reorganization is completed.

Capitalization

The following table sets forth the capitalization of each Target Fund and Acquiring Fund as of June 30, 2020, and the pro forma capitalization of each combined fund as if the Reorganization had occurred on that date. These numbers may differ at the Closing Date.

Capitalization Table as of June 30, 2020

	Great-West SecureFoundation® Lifetime 2035 Fund (Target Fund)	Great-West Lifetime 2035 Fund (Acquiring Fund)	Pro Forma Adjustments	Pro Forma Combined Fund
Investor Class
Net Assets	$38,432,711	$83,570,962		$122,003,673
Shares Outstanding	3,486,470	6,225,745	(623,367)	9,088,848
Net Asset Value Per Share	$11.02	$13.42		$13.42
Shares Authorized	30,000,000	70,000,000		70,000,000
Service Class
Net Assets	$12,812,306	$820,498,580		$833,310,886
Shares Outstanding	1,141,267	62,211,171	(169,823)	63,182,615
Net Asset Value Per Share	$11.23	$13.19		$13.19
Shares Authorized	10,000,000	215,000,000		215,000,000
Class L
Net Assets	$30,239	$261,687,228		$261,717,467
Shares Outstanding	3,238	30,140,339	245	30,143,822
Net Asset Value Per Share	$9.34	$8.68		$8.68
Shares Authorized	5,000,000	60,000,000		60,000,000

	Great-West SecureFoundation® Lifetime 2040 Fund (Target Fund)	Great-West Lifetime 2040 Fund (Acquiring Fund)	Pro Forma Adjustments	Pro Forma Combined Fund
Investor Class
Net Assets	$61,829,438	$3,522,938		$65,352,376
Shares Outstanding	5,314,470	338,104	619,435	6,272,009
Net Asset Value Per Share	$11.63	$10.42		$10.42
Shares Authorized	15,000,000	20,000,000		20,000,000
Service Class
Net Assets	$4,127,039	$31,368,016		$35,495,055
Shares Outstanding	353,054	2,996,553	41,198	3,390,805
Net Asset Value Per Share	$11.69	$10.47		$10.47
Shares Authorized	5,000,000	35,000,000		35,000,000
Class L
Net Assets	$24,036	$113,927,996		$113,952,032
Shares Outstanding	2,046	10,896,823	253	10,899,122
Net Asset Value Per Share	$11.75	$10.46		$10.46
Shares Authorized	5,000,000	25,000,000		25,000,000

	Great-West SecureFoundation® Lifetime 2045 Fund (Target Fund)	Great-West Lifetime 2045 Fund (Acquiring Fund)	Pro Forma Adjustments	Pro Forma Combined Fund
Investor Class
Net Assets	$18,817,162	$37,804,569		$56,621,731
Shares Outstanding	1,758,226	2,885,447	(322,000)	4,321,673
Net Asset Value Per Share	$10.70	$13.10		$13.10
Shares Authorized	10,000,000	35,000,000		35,000,000
Service Class
Net Assets	$8,237,085	$500,483,006		$508,720,091
Shares Outstanding	778,158	39,876,775	(121,855)	40,533,078
Net Asset Value Per Share	$10.59	$12.55		$12.55
Shares Authorized	10,000,000	120,000,000		120,000,000
Class L
Net Assets	$23,700	$136,908,797		$136,932,497
Shares Outstanding	2,674	15,817,574	64	15,820,312
Net Asset Value Per Share	$8.86	$8.66		$8.66
Shares Authorized	5,000,000	35,000,000		35,000,000

	Great-West SecureFoundation® Lifetime 2050 Fund (Target Fund)	Great-West Lifetime 2050 Fund (Acquiring Fund)	Pro Forma Adjustments	Pro Forma Combined Fund
Investor Class
Net Assets	$20,616,474	$2,438,088		$23,054,562
Shares Outstanding	1,801,834	227,944	125,661	2,155,439
Net Asset Value Per Share	$11.44	$10.70		$10.70
Shares Authorized	5,000,000	5,000,000		5,000,000
Service Class
Net Assets	$1,937,334	$25,735,179		$27,672,513
Shares Outstanding	168,824	2,399,933	11,842	2,580,599
Net Asset Value Per Share	$11.48	$10.72		$10.72

	Great-West SecureFoundation® Lifetime 2050 Fund (Target Fund)	Great-West Lifetime 2050 Fund (Acquiring Fund)	Pro Forma Adjustments	Pro Forma Combined Fund
Shares Authorized	5,000,000	35,000,000		35,000,000
Class L
Net Assets	$30,849	$41,118,868		$41,149,717
Shares Outstanding	2,683	3,845,426	202	3,848,311
Net Asset Value Per Share	$11.50	$10.69		$10.69
Shares Authorized	5,000,000	15,000,000		15,000,000

	Great-West SecureFoundation® Lifetime 2055 Fund (Target Fund)	Great-West Lifetime 2055 Fund (Acquiring Fund)	Pro Forma Adjustments	Pro Forma Combined Fund
Investor Class
Net Assets	$10,358,129	$15,305,145		$25,663,274
Shares Outstanding	936,179	965,685	(282,628)	1,619,236
Net Asset Value Per Share	$11.06	$15.85		$15.85
Shares Authorized	10,000,000	35,000,000		35,000,000
Service Class
Net Assets	$2,646,925	$246,362,690		$249,009,615
Shares Outstanding	237,298	16,094,796	(64,375)	16,267,719
Net Asset Value Per Share	$11.15	$15.31		$15.31
Shares Authorized	10,000,000	70,000,000		70,000,000
Class L
Net Assets	$23,213	$24,678,206		$24,701,419
Shares Outstanding	2,536	3,009,924	295	3,012,755
Net Asset Value Per Share	$9.15	$8.20		$8.20
Shares Authorized	5,000,000	28,000,000		28,000,000

	Great-West SecureFoundation® Lifetime 2060 Fund (Target Fund)	Great-West Lifetime 2060 Fund (Acquiring Fund)	Pro Forma Adjustments	Pro Forma Combined Fund
Investor Class
Net Assets	$12,739	$49,846		$62,585
Shares Outstanding	1,315	5,128	(4)	6,439
Net Asset Value Per Share	$9.69	$9.72		$9.72
Shares Authorized	10,000,000	50,000,000		50,000,000
Service Class

	Great-West SecureFoundation® Lifetime 2060 Fund (Target Fund)	Great-West Lifetime 2060 Fund (Acquiring Fund)	Pro Forma Adjustments	Pro Forma Combined Fund
Net Assets	$9,986	$76,761		$86,747
Shares Outstanding	1,030	7,896	(3)	8,923
Net Asset Value Per Share	$9.70	$9.72		$9.72
Shares Authorized	10,000,000	70,000,000		70,000,000
Class L
Net Assets	$54,882	$1,623,466		$1,678,348
Shares Outstanding	5,656	167,116	(7)	172,765
Net Asset Value Per Share	$9.70	$9.71		$9.71
Shares Authorized	5,000,000	28,000,000		28,000,000

Legal Matters

Certain legal matters concerning the federal income tax consequences of the Reorganization will be passed on by Vedder Price P.C., 222 North LaSalle Street, Chicago, Illinois 60601.

Information Filed with the SEC

This Information Statement/Prospectus and the Reorganization SAI do not contain all the information set forth in the registration statements and the exhibits relating thereto and the annual and semi-annual reports, which the Funds have filed with the SEC pursuant to the requirements of the Securities Act of 1933 as amended, and the 1940 Act, to which reference is hereby made. The SEC file number for the registration statement containing the current Prospectuses and SAI for the Target Fund and Acquiring Fund is Registration No.  2-75503. Such Prospectuses and SAI relating to the Funds are incorporated herein by reference, insofar as they relate to the Funds.

Financial Highlights

The financial highlights tables presented below are intended to help you understand the financial performance of each Fund’s Investor Class, Service Class and Class L shares for the past five years, or, if shorter, the period of such class’s operations. Certain information reflects financial results for a single Fund (Investor Class, Service Class or Class L) share. Total returns in the tables represent the rate an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). Total returns do not include expenses associated with Permitted Accounts. If such expenses were included, total returns would be lower. The financial highlights of the Target Funds and Acquiring Funds for each of the last five years ended December 31 have been derived from financial statements audited by Deloitte & Touche LLP, the Funds’ independent registered public accounting firm. The financial highlights of the Target Funds and Acquiring Funds for the six-month period ended June 30, 2020 are unaudited.

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND

Selected data for a share of capital stock of the Target Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/30/2020(Unaudited)	$11.47	0.07	(0.45)	(0.38)	(0.07)	—	(0.07)	$11.02	(3.30	%) (e)
12/31/2019	$10.54	0.28	1.75	2.03	(0.27)	(0.83)	(1.10)	$11.47	19.67%
12/31/2018	$12.94	0.29	(1.14)	(0.85)	(0.29)	(1.26)	(1.55)	$10.54	(6.82%)
12/31/2017	$11.70	0.27	1.67	1.94	(0.27)	(0.43)	(0.70)	$12.94	16.80%
12/31/2016	$11.59	0.25	0.82	1.07	(0.26)	(0.70)	(0.96)	$11.70	9.29%
12/31/2015	$12.64	0.22	(0.40)	(0.18)	(0.21)	(0.66)	(0.87)	$11.59	(1.43%)
Service Class
06/30/2020(Unaudited)	$11.68	0.06	(0.45)	(0.39)	(0.06)	—	(0.06)	$11.23	(3.30	%) (e)
12/31/2019	$10.70	0.24	1.81	2.05	(0.24)	(0.83)	(1.07)	$11.68	19.53%
12/31/2018	$13.08	0.24	(1.11)	(0.87)	(0.25)	(1.26)	(1.51)	$10.70	(6.88%)
12/31/2017	$11.81	0.23	1.71	1.94	(0.24)	(0.43)	(0.67)	$13.08	16.60%
12/31/2016	$11.68	0.22	0.84	1.06	(0.23)	(0.70)	(0.93)	$11.81	9.19%
12/31/2015	$12.72	0.20	(0.39)	(0.19)	(0.19)	(0.66)	(0.85)	$11.68	(1.49%)
Class L
06/30/2020(Unaudited)	$9.74	0.05	(0.38)	(0.33)	(0.07)	—	(0.07)	$9.34	(3.37	%)(e)
12/31/2019	$9.11	0.23	1.50	1.73	(0.27)	(0.83)	(1.10)	$9.74	19.59%
12/31/2018	$11.37	0.18	(0.93)	(0.75)	(0.25)	(1.26)	(1.51)	$9.11	(6.97%)
12/31/2017	$10.37	0.23	1.47	1.70	(0.27)	(0.43)	(0.70)	$11.37	16.63%
12/31/2016	$10.38	0.21	0.73	0.94	(0.25)	(0.70)	(0.95)	$10.37	9.19%
12/31/2015	$11.41	0.18	(0.34)	(0.16)	(0.21)	(0.66)	(0.87)	$10.38	(1.45%)

	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)		Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$38,433	0.47	%(h)	0.44	%(h)	1.28	%(h)	13	%(e)
12/31/2019	$41,090	0.47%		0.44%		2.43%		24%
12/31/2018	$33,083	0.47%		0.44%		2.31%		32%
12/31/2017	$46,119	0.47%		0.45%		2.15%		22%
12/31/2016	$38,286	0.47%		0.45%		2.08%		26%
12/31/2015	$33,646	0.36%		0.34%		1.70%		17	%(i)
Service Class
06/30/2020 (Unaudited)	$12,812	0.57	%(h)	0.54	%(h)	1.15	%(h)	13	%(e)
12/31/2019	$13,860	0.57%		0.54%		2.04%		24%
12/31/2018	$16,083	0.57%		0.54%		1.88%		32%
12/31/2017	$23,751	0.57%		0.55%		1.78%		22%

	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)		Portfolio turnover rate(g)
12/31/2016	$27,995	0.57%		0.55%		1.84%		26%
12/31/2015	$30,846	0.45%		0.44%		1.56%		17	%(i)
Class L
06/30/2020 (Unaudited)	$30	0.72	%(h)	0.56	%(h)	1.20	%(h)	13	%(e)
12/31/2019	$31	0.72%		0.50%		2.34%		24%
12/31/2018	$26	0.68%		0.54%		1.62%		32%
12/31/2017	$28	0.72%		0.54%		2.04%		22%
12/31/2016	$24	0.72%		0.52%		1.99%		26%
12/31/2015	$22	0.59%		0.40%		1.61%		17	%(i)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND

Selected data for a share of capital stock of the Target Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/30/2020(Unaudited)	$12.36	0.07	(0.73)	(0.66)	(0.07)	—	(0.07)	$11.63	(5.34	%)(e)
12/31/2019	$11.20	0.30	2.07	2.37	(0.29)	(0.92)	(1.21)	$12.36	21.62%
12/31/2018	$13.99	0.31	(1.36)	(1.05)	(0.30)	(1.44)	(1.74)	$11.20	(7.86%)
12/31/2017	$12.35	0.29	1.99	2.28	(0.29)	(0.35)	(0.64)	$13.99	18.60%
12/31/2016	$11.79	0.26	0.91	1.17	(0.26)	(0.35)	(0.61)	$12.35	10.06%
12/31/2015	$12.48	0.27	(0.48)	(0.21)	(0.21)	(0.27)	(0.48)	$11.79	(1.74%)
Service Class
06/30/2020(Unaudited)	$12.41	0.06	(0.72)	(0.66)	(0.06)	—	(0.06)	$11.69	(5.30	%)(e)
12/31/2019	$11.24	0.27	2.08	2.35	(0.26)	(0.92)	(1.18)	$12.41	21.40%
12/31/2018	$14.02	0.28	(1.35)	(1.07)	(0.27)	(1.44)	(1.71)	$11.24	(7.96%)
12/31/2017	$12.35	0.24	2.03	2.27	(0.25)	(0.35)	(0.60)	$14.02	18.54%
12/31/2016	$11.79	0.24	0.91	1.15	(0.24)	(0.35)	(0.59)	$12.35	9.90%
12/31/2015	$12.47	0.20	(0.43)	(0.23)	(0.18)	(0.27)	(0.45)	$11.79	(1.83%)
Class L
06/30/2020(Unaudited)	$12.48	0.06	(0.72)	(0.66)	(0.07)	—	(0.07)	$11.75	(5.30	%)(e)
12/31/2019	$11.31	0.30	2.07	2.37	(0.28)	(0.92)	(1.20)	$12.48	21.45%
12/31/2018	$14.12	0.31	(1.38)	(1.07)	(0.30)	(1.44)	(1.74)	$11.31	(7.94%)
12/31/2017	$12.46	0.29	2.01	2.30	(0.29)	(0.35)	(0.64)	$14.12	18.57%
12/31/2016	$11.89	0.25	0.93	1.18	(0.26)	(0.35)	(0.61)	$12.46	10.04%
12/31/2015	$12.57	0.21	(0.42)	(0.21)	(0.20)	(0.27)	(0.47)	$11.89	(1.71%)

	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)		Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$61,829	0.47	%(h)	0.44	%(h)	1.22	%(h)	10	%(e)
12/31/2019	$63,998	0.47%		0.44%		2.48%		10%
12/31/2018	$50,767	0.47%		0.45%		2.21%		28%
12/31/2017	$81,424	0.47%		0.45%		2.19%		11%
12/31/2016	$66,284	0.47%		0.45%		2.12%		15%
12/31/2015	$57,399	0.42%		0.40%		2.15%		13	%(i)
Service Class
06/30/2020 (Unaudited)	$4,127	0.57	%(h)	0.54	%(h)	1.04	%(h)	10	%(e)
12/31/2019	$4,715	0.57%		0.54%		2.23%		10%
12/31/2018	$4,648	0.57%		0.55%		1.99%		28%
12/31/2017	$5,818	0.57%		0.55%		1.83%		11%
12/31/2016	$6,654	0.57%		0.55%		1.99%		15%
12/31/2015	$6,122	0.46%		0.44%		1.62%		13	%(i)

	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)		Portfolio turnover rate(g)
Class L
06/30/2020 (Unaudited)	$24	0.72	%(h)	0.51	%(h)	1.13	%(h)	10	%(e)
12/31/2019	$25	0.72%		0.46%		2.43%		10%
12/31/2018	$21	0.67%		0.46%		2.22%		28%
12/31/2017	$23	0.72%		0.49%		2.12%		11%
12/31/2016	$19	0.72%		0.46%		2.08%		15%
12/31/2015	$17	0.60%		0.34%		1.64%		13	%(i)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND

Selected data for a share of capital stock of the Target Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/30/2020(Unaudited)	$11.57	0.06	(0.87)	(0.81)	(0.06)	—	(0.06)	$10.70	(6.99	%) (e)
12/31/2019	$10.58	0.29	2.03	2.32	(0.25)	(1.08)	(1.33)	$11.57	22.76%
12/31/2018	$13.29	0.31	(1.38)	(1.07)	(0.33)	(1.31)	(1.64)	$10.58	(8.74%)
12/31/2017	$11.75	0.29	1.98	2.27	(0.22)	(0.51)	(0.73)	$13.29	19.65%
12/31/2016	$11.47	0.25	0.92	1.17	(0.07)	(0.82)	(0.89)	$11.75	10.41%
12/31/2015	$12.60	0.22	(0.46)	(0.24)	(0.21)	(0.68)	(0.89)	$11.47	(1.93%)
Service Class
06/30/2020(Unaudited)	$11.45	0.05	(0.86)	(0.81)	(0.05)	—	(0.05)	$10.59	(7.03	%) (e)
12/31/2019	$10.55	0.25	2.05	2.30	(0.32)	(1.08)	(1.40)	$11.45	22.66%
12/31/2018	$13.24	0.24	(1.33)	(1.09)	(0.29)	(1.31)	(1.60)	$10.55	(8.84%)
12/31/2017	$11.74	0.24	2.02	2.26	(0.25)	(0.51)	(0.76)	$13.24	19.63%
12/31/2016	$11.47	0.22	0.94	1.16	(0.07)	(0.82)	(0.89)	$11.74	10.26%
12/31/2015	$12.59	0.20	(0.45)	(0.25)	(0.19)	(0.68)	(0.87)	$11.47	(2.01%)
Class L
06/30/2020(Unaudited)	$9.60	0.05	(0.73)	(0.68)	(0.06)	—	(0.06)	$8.86	(7.04	%) (e)
12/31/2019	$8.96	0.24	1.71	1.95	(0.23)	(1.08)	(1.31)	$9.60	22.77%
12/31/2018	$11.44	0.25	(1.17)	(0.92)	(0.25)	(1.31)	(1.56)	$8.96	(8.77%)
12/31/2017	$10.20	0.06	1.89	1.95	(0.20)	(0.51)	(0.71)	$11.44	19.51%
12/31/2016	$10.07	0.20	0.81	1.01	(0.06)	(0.82)	(0.88)	$10.20	10.20%
12/31/2015	$11.18	0.18	(0.40)	(0.22)	(0.21)	(0.68)	(0.89)	$10.07	(1.97%)

	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)		Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$18,817	0.47	%(h)	0.45	%(h)	1.15	%(h)	11	%(e)
12/31/2019	$19,953	0.47%		0.45%		2.55%		26%
12/31/2018	$14,948	0.47%		0.45%		2.38%		36%
12/31/2017	$18,708	0.47%		0.45%		2.25%		23%
12/31/2016	$14,328	0.47%		0.45%		2.17%		27%
12/31/2015	$11,695	0.36%		0.34%		1.74%		15	%(i)
Service Class
06/30/2020 (Unaudited)	$8,237	0.57	%(h)	0.55	%(h)	1.01	%(h)	11	%(e)
12/31/2019	$9,202	0.57%		0.54%		2.22%		26%
12/31/2018	$10,022	0.57%		0.55%		1.84%		36%
12/31/2017	$14,264	0.57%		0.55%		1.91%		23%
12/31/2016	$14,465	0.57%		0.55%		1.89%		27%
12/31/2015	$14,883	0.45%		0.44%		1.57%		15	%(i)

	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)		Portfolio turnover rate(g)
Class L
06/30/2020 (Unaudited)	$24	0.72	%(h)	0.44	%(h)	1.14	%(h)	11	%(e)
12/31/2019	$25	0.72%		0.44%		2.48%		26%
12/31/2018	$21	0.67%		0.46%		2.20%		36%
12/31/2017	$23	0.72%		0.65%		0.57%		23%
12/31/2016	$95	0.72%		0.65%		1.93%		27%
12/31/2015	$17	0.60%		0.33%		1.64%		15	%(i)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND

Selected data for a share of capital stock of the Target Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/30/2020(Unaudited)	$12.45	0.06	(1.01)	(0.95)	(0.06)	—	(0.06)	$11.44	(7.61	%) (e)
12/31/2019	$11.21	0.32	2.20	2.52	(0.29)	(0.99)	(1.28)	$12.45	23.08%
12/31/2018	$14.17	0.32	(1.55)	(1.23)	(0.30)	(1.43)	(1.73)	$11.21	(9.05%)
12/31/2017	$12.38	0.31	2.16	2.47	(0.29)	(0.39)	(0.68)	$14.17	20.14%
12/31/2016	$11.78	0.27	0.95	1.22	(0.26)	(0.36)	(0.62)	$12.38	10.50%
12/31/2015	$12.55	0.24	(0.50)	(0.26)	(0.21)	(0.30)	(0.51)	$11.78	(2.11%)
Service Class
06/30/2020(Unaudited)	$12.48	0.06	(1.00)	(0.94)	(0.06)	—	(0.06)	$11.48	(7.55	%) (e)
12/31/2019	$11.23	0.27	2.23	2.50	(0.26)	(0.99)	(1.25)	$12.48	22.84%
12/31/2018	$14.16	0.27	(1.50)	(1.23)	(0.27)	(1.43)	(1.70)	$11.23	(9.06%)
12/31/2017	$12.36	0.26	2.19	2.45	(0.26)	(0.39)	(0.65)	$14.16	20.00%
12/31/2016	$11.76	0.25	0.96	1.21	(0.25)	(0.36)	(0.61)	$12.36	10.37%
12/31/2015	$12.52	0.20	(0.47)	(0.27)	(0.19)	(0.30)	(0.49)	$11.76	(2.20%)
Class L
06/30/2020(Unaudited)	$12.51	0.06	(1.01)	(0.95)	(0.06)	—	(0.06)	$11.50	(7.61	%) (e)
12/31/2019	$11.27	0.30	2.21	2.51	(0.28)	(0.99)	(1.27)	$12.51	22.92%
12/31/2018	$14.23	0.30	(1.54)	(1.24)	(0.29)	(1.43)	(1.72)	$11.27	(9.20%)
12/31/2017	$12.43	0.28	2.19	2.47	(0.28)	(0.39)	(0.67)	$14.23	20.01%
12/31/2016	$11.83	0.27	0.95	1.22	(0.26)	(0.36)	(0.62)	$12.43	10.39%
12/31/2015	$12.60	0.21	(0.48)	(0.27)	(0.20)	(0.30)	(0.50)	$11.83	(2.16%)

	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)		Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$20,616	0.47	%(h)	0.45	%(h)	1.13	%(h)	6	%(e)
12/31/2019	$21,004	0.47%		0.44%		2.59%		17%
12/31/2018	$15,506	0.47%		0.45%		2.30%		37%
12/31/2017	$21,481	0.47%		0.45%		2.26%		15%
12/31/2016	$16,322	0.47%		0.45%		2.28%		13%
12/31/2015	$12,130	0.39%		0.36%		1.93%		13	%(i)
Service Class
06/30/2020 (Unaudited)	$1,937	0.57	%(h)	0.54	%(h)	1.04	%(h)	6	%(e)
12/31/2019	$1,910	0.57%		0.54%		2.20%		17%
12/31/2018	$1,962	0.57%		0.55%		1.91%		37%
12/31/2017	$2,446	0.57%		0.54%		1.93%		15%
12/31/2016	$2,453	0.57%		0.55%		2.11%		13%
12/31/2015	$1,895	0.46%		0.44%		1.61%		13	%(i)

	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)		Portfolio turnover rate(g)
Class L
06/30/2020 (Unaudited)	$31	0.72	%(h)	0.55	%(h)	0.99	%(h)	6	%(e)
12/31/2019	$33	0.72%		0.51%		2.43%		17%
12/31/2018	$27	0.68%		0.51%		2.15%		37%
12/31/2017	$30	0.72%		0.53%		2.10%		15%
12/31/2016	$25	0.72%		0.50%		2.22%		13%
12/31/2015	$17	0.60%		0.34%		1.62%		13	%(i)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND

Selected data for a share of capital stock of the Target Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/30/2020(Unaudited)	$12.08	0.06	(1.02)	(0.96)	(0.06)	—	(0.06)	$11.06	(7.95	%) (e)
12/31/2019	$10.86	0.33	2.10	2.43	(0.29)	(0.92)	(1.21)	$12.08	23.05%
12/31/2018	$13.55	0.34	(1.53)	(1.19)	(0.30)	(1.20)	(1.50)	$10.86	(9.22%)
12/31/2017	$11.80	0.32	2.06	2.38	(0.29)	(0.34)	(0.63)	$13.55	20.34%
12/31/2016	$11.44	0.28	0.90	1.18	(0.26)	(0.56)	(0.82)	$11.80	10.52%
12/31/2015	$12.48	0.24	(0.52)	(0.28)	(0.21)	(0.55)	(0.76)	$11.44	(2.28%)
Service Class
06/30/2020(Unaudited)	$12.18	0.06	(1.04)	(0.98)	(0.05)	—	(0.05)	$11.15	(8.01	%) (e)
12/31/2019	$10.92	0.27	2.17	2.44	(0.26)	(0.92)	(1.18)	$12.18	22.98%
12/31/2018	$13.59	0.27	(1.48)	(1.21)	(0.26)	(1.20)	(1.46)	$10.92	(9.32%)
12/31/2017	$11.82	0.27	2.10	2.37	(0.26)	(0.34)	(0.60)	$13.59	20.23%
12/31/2016	$11.44	0.21	0.96	1.17	(0.23)	(0.56)	(0.79)	$11.82	10.41%
12/31/2015	$12.47	0.20	(0.49)	(0.29)	(0.19)	(0.55)	(0.74)	$11.44	(2.37%)
Class L
06/30/2020(Unaudited)	$10.01	0.04	(0.84)	(0.80)	(0.06)	—	(0.06)	$9.15	(7.98	%) (e)
12/31/2019	$9.18	0.25	1.79	2.04	(0.29)	(0.92)	(1.21)	$10.01	22.91%
12/31/2018	$11.71	0.25	(1.28)	(1.03)	(0.30)	(1.20)	(1.50)	$9.18	(9.23%)
12/31/2017	$10.28	0.24	1.82	2.06	(0.29)	(0.34)	(0.63)	$11.71	20.25%
12/31/2016	$10.07	0.22	0.81	1.03	(0.26)	(0.56)	(0.82)	$10.28	10.46%
12/31/2015	$11.08	0.18	(0.43)	(0.25)	(0.21)	(0.55)	(0.76)	$10.07	(2.31%)

	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)		Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$10,358	0.47	%(h)	0.44	%(h)	1.17	%(h)	9	%(e)
12/31/2019	$9,576	0.47%		0.44%		2.78%		22%
12/31/2018	$5,745	0.47%		0.44%		2.55%		39%
12/31/2017	$5,817	0.47%		0.44%		2.46%		20%
12/31/2016	$3,441	0.47%		0.45%		2.42%		32%
12/31/2015	$2,118	0.37%		0.35%		1.92%		15	%(i)
Service Class
06/30/2020 (Unaudited)	$2,647	0.57	%(h)	0.54	%(h)	1.03	%(h)	9	%(e)
12/31/2019	$2,674	0.57%		0.54%		2.25%		22%
12/31/2018	$2,624	0.57%		0.54%		1.97%		39%
12/31/2017	$3,015	0.57%		0.54%		2.07%		20%
12/31/2016	$2,480	0.57%		0.55%		1.83%		32%
12/31/2015	$2,566	0.46%		0.44%		1.63%		15	%(i)

	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)		Portfolio turnover rate(g)
Class L
06/30/2020 (Unaudited)	$23	0.72	%(h)	0.52	%(h)	0.99	%(h)	9	%(e)
12/31/2019	$25	0.72%		0.45%		2.49%		22%
12/31/2018	$21	0.65%		0.44%		2.21%		39%
12/31/2017	$23	0.72%		0.50%		2.13%		20%
12/31/2016	$19	0.72%		0.45%		2.10%		32%
12/31/2015	$17	0.58%		0.33%		1.62%		15	%(i)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2060 FUND

Selected data for a share of capital stock of the Target Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)(d)
Investor Class
06/30/2020(Unaudited)	$10.57	0.05	(0.88)	(0.83)	(0.05)	—	(0.05)	$9.69	(7.84	%) (e)
12/31/2019(f)	$10.00	0.26	0.57	0.83	(0.26)	—	(0.26)	$10.57	8.32	% (e)
Service Class
06/30/2020(Unaudited)	$10.57	0.05	(0.87)	(0.82)	(0.05)	—	(0.05)	$9.70	(7.76	%) (e)
12/31/2019(f)	$10.00	0.26	0.56	0.82	(0.25)	—	(0.25)	$10.57	8.30	% (e)
Class L
06/30/2020(Unaudited)	$10.63	0.04	(0.93)	(0.89)	(0.04)	—	(0.04)	$9.70	(8.37	%) (e)
12/31/2019(f)	$10.00	0.07	0.74	0.81	(0.18)	—	(0.18)	$10.63	8.12	% (e)

	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)		Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$13	0.47	%(i)	0.45	%(i)	1.06	%(i)	1,231	%(e)
12/31/2019 (f)	$11	0.47	%(i)	0.46	%(i)	3.89	%(i)	169	%(e)
Service Class
06/30/2020 (Unaudited)	$10	0.57	%(i)	0.45	%(i)	1.00	%(i)	1,231	%(e)
12/31/2019 (f)	$11	0.57	%(i)	0.47	%(i)	3.81	%(i)	169	%(e)
Class L
06/30/2020 (Unaudited)	$55	0.72	%(i)	0.65	%(i)	0.79	%(i)	1,231	%(e)
12/31/2019 (f)	$11	0.72	%(i)	0.62	%(i)	1.01	%(i)	169	%(e)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Fund commenced operations on May 1, 2019.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2035 FUND

Selected data for a share of capital stock of the Acquiring Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2020(Unaudited)	$14.18	0.06	(0.77)	(0.71)	(0.05)	—	(0.05)	$13.42	(5.02	%) (d)
12/31/2019	$12.71	0.25	2.51	2.76	(0.20)	(1.09)	(1.29)	$14.18	22.17%
12/31/2018	$15.26	0.29	(1.44)	(1.15)	(0.26)	(1.14)	(1.40)	$12.71	(7.87%)
12/31/2017	$13.75	0.27	2.22	2.49	(0.26)	(0.72)	(0.98)	$15.26	18.36%
12/31/2016	$13.05	0.35	0.82	1.17	(0.24)	(0.23)	(0.47)	$13.75	9.04%
12/31/2015	$16.51	0.27	(0.59)	(0.32)	(0.25)	(2.89)	(3.14)	$13.05	(1.62%)
Service Class
06/30/2020(Unaudited)	$13.93	0.05	(0.75)	(0.70)	(0.04)	—	(0.04)	$13.19	(5.01	%) (d)
12/31/2019	$12.50	0.24	2.47	2.71	(0.19)	(1.09)	(1.28)	$13.93	22.09%
12/31/2018	$15.03	0.28	(1.42)	(1.14)	(0.25)	(1.14)	(1.39)	$12.50	(7.95%)
12/31/2017	$13.57	0.27	2.16	2.43	(0.25)	(0.72)	(0.97)	$15.03	18.13%
12/31/2016	$12.88	0.33	0.82	1.15	(0.23)	(0.23)	(0.46)	$13.57	8.98%
12/31/2015	$16.34	0.28	(0.61)	(0.33)	(0.24)	(2.89)	(3.13)	$12.88	(1.74%)
Class L
06/30/2020(Unaudited)	$9.20	0.03	(0.50)	(0.47)	(0.05)	—	(0.05)	$8.68	(5.10	%) (d)
12/31/2019	$8.67	0.18	1.66	1.84	(0.22)	(1.09)	(1.31)	$9.20	21.84%
12/31/2018	$10.91	0.21	(1.04)	(0.83)	(0.27)	(1.14)	(1.41)	$8.67	(8.08%)
12/31/2017	$10.11	0.22	1.58	1.80	(0.28)	(0.72)	(1.00)	$10.91	18.06%
12/31/2016(e)	$10.00	0.19	0.37	0.56	(0.25)	(0.20)	(0.45)	$10.11	5.63	% (d)

	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)		Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$83,571	0.47	%(h)	0.46	%(h)	0.93	%(h)	11	%(d)
12/31/2019	$98,420	0.47%		0.46%		1.80%		23%
12/31/2018	$105,406	0.47%		0.46%		1.89%		37%
12/31/2017	$162,090	0.47%		0.46%		1.82%		22%
12/31/2016	$175,123	0.47%		0.47%		2.58%		25%
12/31/2015	$7,131	0.36%		0.35%		1.72%		27	%(i)
Service Class
06/30/2020 (Unaudited)	$820,499	0.57	%(h)	0.56	%(h)	0.83	%(h)	11	%(d)
12/31/2019	$984,866	0.57%		0.56%		1.76%		23%
12/31/2018	$978,371	0.57%		0.56%		1.90%		37%
12/31/2017	$1,248,639	0.57%		0.56%		1.85%		22%
12/31/2016	$1,190,559	0.57%		0.57%		2.43%		25%
12/31/2015	$69,647	0.47%		0.47%		1.83%		27	%(i)

	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)		Portfolio turnover rate(g)
Class L
06/30/2020 (Unaudited)	$261,687	0.72	%(h)	0.72	%(h)	0.78	%(h)	11	%(d)
12/31/2019	$262,129	0.72%		0.71%		1.91%		23%
12/31/2018	$179,262	0.72%		0.71%		1.94%		37%
12/31/2017	$183,489	0.72%		0.71%		2.01%		22%
12/31/2016 (e)	$115,848	0.72	%(h)	0.71	%(h)	2.71	%(h)	25%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was April 22, 2016.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.

GREAT-WEST LIFETIME 2040 FUND

Selected data for a share of capital stock of the Acquiring Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$11.19	0.04	(0.77)	(0.73)	(0.04)	—	(0.04)	$10.42	(6.50	%) (d)
12/31/2019	$9.91	0.23	2.08	2.31	(0.21)	(0.82)	(1.03)	$11.19	23.83%
12/31/2018	$11.68	0.24	(1.23)	(0.99)	(0.32)	(0.46)	(0.78)	$9.91	(8.76%)
12/31/2017	$10.45	0.16	1.86	2.02	(0.51)	(0.28)	(0.79)	$11.68	19.53%
12/31/2016(e)	$10.00	0.24	0.46	0.70	(0.22)	(0.03)	(0.25)	$10.45	7.09	% (d)
Service Class
06/30/2020(Unaudited)	$11.24	0.04	(0.77)	(0.73)	(0.04)	—	(0.04)	$10.47	(6.49	%) (d)
12/31/2019	$9.94	0.21	2.10	2.31	(0.19)	(0.82)	(1.01)	$11.24	23.63%
12/31/2018	$11.72	0.25	(1.27)	(1.02)	(0.30)	(0.46)	(0.76)	$9.94	(8.85%)
12/31/2017	$10.44	0.30	1.71	2.01	(0.45)	(0.28)	(0.73)	$11.72	19.34%
12/31/2016(e)	$10.00	0.55	0.15	0.70	(0.23)	(0.03)	(0.26)	$10.44	7.08	% (d)
Class L
06/30/2020(Unaudited)	$11.23	0.04	(0.77)	(0.73)	(0.04)	—	(0.04)	$10.46	(6.53	%) (d)
12/31/2019	$9.95	0.24	2.04	2.28	(0.18)	(0.82)	(1.00)	$11.23	23.47%
12/31/2018	$11.71	0.27	(1.29)	(1.02)	(0.28)	(0.46)	(0.74)	$9.95	(8.97%)
12/31/2017	$10.46	0.53	1.47	2.00	(0.47)	(0.28)	(0.75)	$11.71	19.22%
12/31/2016(e)	$10.00	0.19	0.50	0.69	(0.20)	(0.03)	(0.23)	$10.46	7.04	% (d)

	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)		Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$3,523	0.47	%(h)	0.46	%(h)	0.72	%(h)	15	%(d)
12/31/2019	$5,112	0.47%		0.46%		2.13%		22%
12/31/2018	$3,638	0.47%		0.46%		2.05%		36%
12/31/2017	$3,616	0.47%		0.46%		1.40%		60%
12/31/2016 (e)	$10,771	0.47	%(h)	0.46	%(h)	3.38	%(h)	40	%(d)
Service Class
06/30/2020 (Unaudited)	$31,368	0.57	%(h)	0.56	%(h)	0.76	%(h)	15	%(d)
12/31/2019	$36,469	0.57%		0.56%		1.90%		22%
12/31/2018	$27,649	0.57%		0.56%		2.18%		36%
12/31/2017	$20,851	0.57%		0.57%		2.61%		60%
12/31/2016 (e)	$4,646	0.57	%(h)	0.56	%(h)	7.76	%(h)	40	%(d)
Class L
06/30/2020 (Unaudited)	$113,928	0.72	%(h)	0.71	%(h)	0.72	%(h)	15	%(d)
12/31/2019	$102,348	0.72%		0.71%		2.15%		22%
12/31/2018	$48,495	0.72%		0.71%		2.33%		36%

12/31/2017	$26,149	0.72%		0.72%		4.49%		60%
12/31/2016 (e)	$11	0.72	%(h)	0.47	%(h)	2.75	%(h)	40	%(d)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on April 28, 2016.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.

GREAT-WEST LIFETIME 2045 FUND

Selected data for a share of capital stock of the Acquiring Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$14.16	0.05	(1.07)	(1.02)	(0.04)	—	(0.04)	$13.10	(7.22	%) (d)
12/31/2019	$12.58	0.22	2.80	3.02	(0.19)	(1.25)	(1.44)	$14.16	24.59%
12/31/2018	$15.38	0.27	(1.64)	(1.37)	(0.24)	(1.19)	(1.43)	$12.58	(9.36%)
12/31/2017	$13.60	0.25	2.50	2.75	(0.25)	(0.72)	(0.97)	$15.38	20.43%
12/31/2016	$12.82	0.34	0.88	1.22	(0.23)	(0.21)	(0.44)	$13.60	9.53%
12/31/2015	$17.18	0.27	(0.66)	(0.39)	(0.24)	(3.73)	(3.97)	$12.82	(1.90%)
Service Class
06/30/2020(Unaudited)	$13.57	0.04	(1.03)	(0.99)	(0.03)	—	(0.03)	$12.55	(7.28	%) (d)
12/31/2019	$12.11	0.23	2.66	2.89	(0.18)	(1.25)	(1.43)	$13.57	24.51%
12/31/2018	$14.86	0.26	(1.59)	(1.33)	(0.23)	(1.19)	(1.42)	$12.11	(9.43%)
12/31/2017	$13.18	0.26	2.38	2.64	(0.24)	(0.72)	(0.96)	$14.86	20.27%
12/31/2016	$12.44	0.31	0.86	1.17	(0.22)	(0.21)	(0.43)	$13.18	9.40%
12/31/2015	$16.78	0.27	(0.66)	(0.39)	(0.22)	(3.73)	(3.95)	$12.44	(1.92%)
Class L
06/30/2020(Unaudited)	$9.38	0.03	(0.71)	(0.68)	(0.04)	—	(0.04)	$8.66	(7.26	%) (d)
12/31/2019	$8.79	0.18	1.87	2.05	(0.21)	(1.25)	(1.46)	$9.38	24.31%
12/31/2018	$11.22	0.20	(1.19)	(0.99)	(0.25)	(1.19)	(1.44)	$8.79	(9.55%)
12/31/2017	$10.18	0.22	1.80	2.02	(0.26)	(0.72)	(0.98)	$11.22	20.14%
12/31/2016(e)	$10.00	0.19	0.40	0.59	(0.23)	(0.18)	(0.41)	$10.18	5.94	% (d)

	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)		Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$37,805	0.47	%(h)	0.46	%(h)	0.77	%(h)	9	%(d)
12/31/2019	$44,077	0.47%		0.46%		1.59%		24%
12/31/2018	$52,347	0.47%		0.46%		1.74%		33%
12/31/2017	$82,795	0.47%		0.46%		1.68%		22%
12/31/2016	$95,070	0.47%		0.47%		2.55%		23%
12/31/2015	$1,918	0.36%		0.35%		1.67%		28	%(i)
Service Class
06/30/2020 (Unaudited)	$500,483	0.57	%(h)	0.56	%(h)	0.66	%(h)	9	%(d)
12/31/2019	$606,808	0.57%		0.56%		1.70%		24%
12/31/2018	$581,048	0.57%		0.56%		1.74%		33%
12/31/2017	$733,375	0.57%		0.56%		1.82%		22%
12/31/2016	$671,090	0.57%		0.57%		2.36%		23%
12/31/2015	$36,770	0.47%		0.47%		1.77%		28	%(i)
Class L
06/30/2020 (Unaudited)	$136,909	0.72	%(h)	0.71	%(h)	0.60	%(h)	9	%(d)

	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)		Portfolio turnover rate(g)
12/31/2019	$138,790	0.72%		0.71%		1.85%		24%
12/31/2018	$95,073	0.72%		0.71%		1.82%		33%
12/31/2017	$93,630	0.72%		0.71%		1.95%		22%
12/31/2016 (e)	$58,663	0.72	%(h)	0.72	%(h)	2.68	%(h)	23%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was April 22, 2016.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.

GREAT-WEST LIFETIME 2050 FUND

Selected data for a share of capital stock of the Acquiring Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$11.62	0.04	(0.92)	(0.88)	(0.04)	—	(0.04)	$10.70	(7.57	%) (d)
12/31/2019	$10.20	0.24	2.23	2.47	(0.21)	(0.84)	(1.05)	$11.62	24.82%
12/31/2018	$12.14	0.30	(1.42)	(1.12)	(0.32)	(0.50)	(0.82)	$10.20	(9.54%)
12/31/2017	$10.50	0.25	1.90	2.15	(0.39)	(0.12)	(0.51)	$12.14	20.59%
12/31/2016(e)	$10.00	0.26	0.44	0.70	(0.19)	(0.01)	(0.20)	$10.50	7.15	% (d)
Service Class
06/30/2020(Unaudited)	$11.66	0.03	(0.93)	(0.90)	(0.04)	—	(0.04)	$10.72	(7.75	%) (d)
12/31/2019	$10.22	0.22	2.25	2.47	(0.19)	(0.84)	(1.03)	$11.66	24.80%
12/31/2018	$12.17	0.26	(1.41)	(1.15)	(0.30)	(0.50)	(0.80)	$10.22	(9.70%)
12/31/2017	$10.50	0.35	1.81	2.16	(0.37)	(0.12)	(0.49)	$12.17	20.67%
12/31/2016(e)	$10.00	0.45	0.26	0.71	(0.20)	(0.01)	(0.21)	$10.50	7.16	% (d)
Class L
06/30/2020(Unaudited)	$11.63	0.03	(0.94)	(0.91)	(0.03)	—	(0.03)	$10.69	(7.81	%) (d)
12/31/2019	$10.21	0.24	2.21	2.45	(0.19)	(0.84)	(1.03)	$11.63	24.54%
12/31/2018	$12.15	0.28	(1.43)	(1.15)	(0.29)	(0.50)	(0.79)	$10.21	(9.78%)
12/31/2017	$10.51	0.47	1.67	2.14	(0.38)	(0.12)	(0.50)	$12.15	20.46%
12/31/2016(e)	$10.00	0.18	0.52	0.70	(0.18)	(0.01)	(0.19)	$10.51	7.05	% (d)

	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)		Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$2,438	0.47	%(h)	0.46	%(h)	0.69	%(h)	14	%(d)
12/31/2019	$3,124	0.47%		0.46%		2.07%		21%
12/31/2018	$2,166	0.47%		0.47%		2.49%		33%
12/31/2017	$1,304	0.47%		0.46%		2.15%		35%
12/31/2016 (e)	$1,198	0.47	%(h)	0.46	%(h)	3.66	%(h)	17	%(d)
Service Class
06/30/2020 (Unaudited)	$25,735	0.57	%(h)	0.56	%(h)	0.65	%(h)	14	%(d)
12/31/2019	$29,274	0.57%		0.56%		1.91%		21%
12/31/2018	$20,800	0.57%		0.57%		2.14%		33%
12/31/2017	$14,786	0.57%		0.57%		2.99%		35%
12/31/2016 (e)	$2,637	0.57	%(h)	0.56	%(h)	6.37	%(h)	17	%(d)
Class L
06/30/2020 (Unaudited)	$41,119	0.72	%(h)	0.71	%(h)	0.59	%(h)	14	%(d)
12/31/2019	$39,877	0.72%		0.71%		2.09%		21%
12/31/2018	$18,965	0.72%		0.72%		2.31%		33%

12/31/2017	$10,409	0.73%		0.72%		3.89%		35%
12/31/2016 (e)	$11	0.72	%(h)	0.47	%(h)	2.69	%(h)	17	%(d)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on April 28, 2016.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.

GREAT-WEST LIFETIME 2055 FUND

Selected data for a share of capital stock of the Acquiring Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$17.21	0.05	(1.38)	(1.33)	(0.03)	—	(0.03)	$15.85	(7.70	%) (d)
12/31/2019	$15.10	0.28	3.41	3.69	(0.20)	(1.38)	(1.58)	$17.21	24.70%
12/31/2018	$18.35	0.32	(2.08)	(1.76)	(0.26)	(1.23)	(1.49)	$15.10	(9.75%)
12/31/2017	$16.04	0.30	3.01	3.31	(0.29)	(0.71)	(1.00)	$18.35	20.80%
12/31/2016	$15.10	0.42	1.00	1.42	(0.27)	(0.21)	(0.48)	$16.04	9.44%
12/31/2015	$17.45	0.30	(0.71)	(0.41)	(0.25)	(1.69)	(1.94)	$15.10	(2.17%)
Service Class
06/30/2020(Unaudited)	$16.63	0.05	(1.34)	(1.29)	(0.03)	—	(0.03)	$15.31	(7.76	%) (d)
12/31/2019	$14.68	0.29	3.24	3.53	(0.20)	(1.38)	(1.58)	$16.63	24.70%
12/31/2018	$17.83	0.31	(1.98)	(1.67)	(0.25)	(1.23)	(1.48)	$14.68	(9.82%)
12/31/2017	$15.62	0.32	2.88	3.20	(0.28)	(0.71)	(0.99)	$17.83	20.67%
12/31/2016	$14.71	0.37	1.01	1.38	(0.26)	(0.21)	(0.47)	$15.62	9.39%
12/31/2015	$17.05	0.30	(0.71)	(0.41)	(0.24)	(1.69)	(1.93)	$14.71	(2.26%)
Class L
06/30/2020(Unaudited)	$8.94	0.02	(0.72)	(0.70)	(0.04)	—	(0.04)	$8.20	(7.79	%) (d)
12/31/2019	$8.57	0.18	1.82	2.00	(0.25)	(1.38)	(1.63)	$8.94	24.47%
12/31/2018	$11.13	0.21	(1.24)	(1.03)	(0.30)	(1.23)	(1.53)	$8.57	(10.03%)
12/31/2017	$10.12	0.25	1.80	2.05	(0.33)	(0.71)	(1.04)	$11.13	20.53%
12/31/2016(e)	$10.00	0.19	0.40	0.59	(0.28)	(0.19)	(0.47)	$10.12	5.88	% (d)

	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)		Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$15,305	0.47	%(h)	0.46	%(h)	0.71	%(h)	12	%(d)
12/31/2019	$18,634	0.47%		0.46%		1.65%		26%
12/31/2018	$20,048	0.47%		0.46%		1.74%		36%
12/31/2017	$38,953	0.47%		0.46%		1.71%		25%
12/31/2016	$41,159	0.47%		0.47%		2.66%		20%
12/31/2015	$320	0.36%		0.36%		1.74%		26	%(i)
Service Class
06/30/2020 (Unaudited)	$246,363	0.57	%(h)	0.56	%(h)	0.62	%(h)	12	%(d)
12/31/2019	$289,415	0.57%		0.56%		1.78%		26%
12/31/2018	$248,803	0.57%		0.56%		1.77%		36%
12/31/2017	$287,723	0.57%		0.56%		1.86%		25%
12/31/2016	$244,187	0.57%		0.57%		2.42%		20%
12/31/2015	$10,004	0.48%		0.47%		1.84%		26	%(i)
Class L
06/30/2020 (Unaudited)	$24,678	0.72	%(h)	0.71	%(h)	0.50	%(h)	12	%(d)

	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)		Portfolio turnover rate(g)
12/31/2019	$26,352	0.72%		0.71%		1.96%		26%
12/31/2018	$16,384	0.72%		0.71%		1.92%		36%
12/31/2017	$14,498	0.72%		0.71%		2.23%		25%
12/31/2016 (e)	$7,380	0.72	%(h)	0.71	%(h)	2.62	%(h)	20%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was April 22, 2016.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.

GREAT-WEST LIFETIME 2060 FUND

Selected data for a share of capital stock of the Acquiring Fund throughout the periods indicated.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$10.58	0.04	(0.86)	(0.82)	(0.04)	—	(0.04)	$9.72	(7.78	%) (d)
12/31/2019(e)	$10.00	0.43	0.42	0.85	(0.23)	(0.04)	(0.27)	$10.58	8.56	% (d)
Service Class
06/30/2020(Unaudited)	$10.59	0.04	(0.87)	(0.83)	(0.04)	—	(0.04)	$9.72	(7.84	%) (d)
12/31/2019(e)	$10.00	0.30	0.56	0.86	(0.23)	(0.04)	(0.27)	$10.59	8.58	% (d)
Class L
06/30/2020(Unaudited)	$10.58	0.03	(0.87)	(0.84)	(0.03)	—	(0.03)	$9.71	(7.97	%) (d)
12/31/2019(e)	$10.00	0.32	0.52	0.84	(0.22)	(0.04)	(0.26)	$10.58	8.45	% (d)

	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)		Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)		Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)		Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$50	0.47	%(h)	0.46	%(h)	0.83	%(h)	112	%(d)
12/31/2019 (e)	$45	0.47	%(h)	0.46	%(h)	6.20	%(h)	243	%(d)
Service Class
06/30/2020 (Unaudited)	$77	0.57	%(h)	0.54	%(h)	1.14	%(h)	112	%(d)
12/31/2019 (e)	$23	0.57	%(h)	0.48	%(h)	4.34	%(h)	243	%(d)
Class L
06/30/2020 (Unaudited)	$1,623	0.72	%(h)	0.71	%(h)	0.60	%(h)	112	%(d)
12/31/2019 (e)	$1,082	0.72	%(h)	0.71	%(h)	4.62	%(h)	243	%(d)

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on May 1, 2019.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.

THE BOARD’S APPROVAL OF THE REORGANIZATION

Based on the considerations described below, the Board determined that the Reorganization would be in the best interests of the Target Funds, and that the interests of the Target Funds’ existing shareholders would not be diluted as a result of the Reorganization. As such, the Board has approved the Reorganization.

In preparation for meetings of the Board held on September 22-23, 2020, at which the Reorganization was considered, GWCM, provided the Board with information for the meeting regarding the Reorganization, including the rationale therefor and alternatives considered. GWCM recommended the Reorganization because the Target Funds have not attracted significant assets and GWCM does not believe the Target Funds will attract sufficient assets to sustain them. GWCM believes that the Reorganization will benefit the Target Funds and their shareholders by, among other things, allowing the Reorganization of the Target Funds into a fund with the same target date, similar performance, a substantially similar investment objective and substantially similar principal investment strategies and principal investment risks.

The Board considered GWCM’s statements that the Reorganization will provide shareholders of the Target Funds with increased diversification (relative to that of the Target Funds) due to the greater number of underlying asset classes in which the Acquiring Funds invest, such as real estate securities, high yield bonds, and treasury inflation-protected securities (TIPS). Additionally, GWCM noted that the Acquiring Funds provide for a greater allocation to actively managed underlying investment options, as compared to the Target Funds.

Prior to approving the Reorganization, the Independent Directors reviewed the foregoing information with their independent legal counsel and with management, reviewed with independent legal counsel applicable law and their duties in considering such matters, and met with independent legal counsel in a private session without management present. In approving the Reorganization, the Board considered a number of factors in reaching its determination, including the following:

•	the compatibility of each Target Fund’s investment objective, principal investment strategies and principal investment risks with those of the corresponding Acquiring Fund;
•	each Target Fund’s and corresponding Acquiring Fund’s investment performance and portfolio managers;
•	each Target Fund’s and corresponding Acquiring Fund’s relative fees and expense ratios;
•	the anticipated federal income tax-free nature of the Reorganization;
•	the expected costs of the Reorganization and the fact that the Funds would not bear any of such costs;
•	the terms of the Reorganization and whether the Reorganization would dilute the interests of the shareholders of the Funds;
•	the effect of the Reorganization on shareholder rights;
•	alternatives to the Reorganization; and
•	any potential benefits to GWCM and its affiliates as a result of the Reorganization.

Compatibility of Investment Objectives, Principal Investment Strategies and Related Risks

Based on the information presented, the Board noted that each Target Fund has a substantially similar investment objective and substantially similar principal investment strategies and principal investment risks as the corresponding Acquiring Fund. In particular, the Board noted that all Funds are funds-of-funds that pursue their investment objective by investing in other mutual funds and a fixed income contract issued and guaranteed by GWL&A. The Board noted the differences in the Underlying Funds and asset classes in which the Target Funds and Acquiring Funds invest.

Investment Performance and Portfolio Management

The Board considered the investment performance of the Funds for the year-to-date, one-year, three-year, five-year and ten-year periods ended June 30, 2020, as available. The Board also considered that all of the Funds have the same portfolio managers.

Fees and Expense Ratios

The Board considered the fees and expense ratios of the Funds. The Board considered that each Target Fund’s investment advisory fee is calculated at the annual rate of 0.12% of net assets, which is equal to the investment advisory fee payable by each Acquiring Fund. Further, the Board considered that the Investor Class, Service Class and Class L shares of the Target Funds and Acquiring Funds have identical shareholder services fees of 0.35% and that the Service Class and Class L shares of the Target Funds and Acquiring Fund have identical Rule 12b-1 fees of 0.10% and 0.25%, respectively. The Board noted that each Acquiring Fund has higher acquired fund fees and expenses than the corresponding Target Fund because, unlike the Target Funds which invest exclusively in passively managed Underlying Funds (also referred to as “Index Funds”), the Acquiring Funds also invest in actively managed Underlying Funds which are generally more costly than Index Funds. As a result, the Board noted that the total expense ratio of each Acquiring Fund is higher than the total expense ratio of the corresponding Target Fund.

Federal Income Tax Consequences of the Reorganization

The Board considered the federal income tax implications of the Reorganization. The Board noted the Reorganization will be structured with the intention that it qualify as a tax-free reorganization for federal income tax purposes.

Costs of the Reorganization

The Board considered that GWCM will bear all the expenses incurred in connection with the Reorganization.

Dilution

The terms of the Reorganization are intended to avoid dilution of the interests of the shareholders of the Funds. In this regard, shareholders of each Target Fund will receive the same class of shares in the corresponding Acquiring Fund, equal in total value to the total value of the shares of such Target Fund surrendered.

Effect on Shareholder Rights

The Board noted the shareholders of each Target Fund will receive the same class of shares of the corresponding Acquiring Fund, which is subject to the same Rule 12b-1 and/or shareholder services fees, as applicable. The Board also considered that the Funds are a series of Great-West Funds and, as such, the rights of the Target Funds’ shareholders are the same as the rights of the Acquiring Funds’ shareholders. The Board also considered that shares of the Funds are entitled to one vote per share held and fractional votes for fractional shares held.

Alternatives to the Reorganization

As an alternative, the Board considered liquidating the Target Funds; however, liquidation would require GWL&A to obtain a substitution order from the SEC under Section 26(c) of the 1940 Act in order to move the assets from one fund to another within an insurance company separate account, which is a lengthy process.

Potential Benefits to GWCM and its Affiliates

The Board recognized that the Reorganization may result in some potential benefits and economies for GWCM and its affiliates. These may include, for example, costs savings as a result of the elimination of the Target Funds as funds in Great-West Funds’ complex.

Conclusion

The Board, including all of the Independent Directors, approved the Reorganization, concluding the Reorganization is in the best interests of each Target Fund, and that the interests of each Target Fund’s existing shareholders will not be diluted as a result of the Reorganization. The Board, including the Independent Directors, also concluded that the Reorganization is in the best interests of each Acquiring Fund, and that the interests of existing shareholders of each Acquiring Fund will not be diluted as a result of the Reorganization. The Board did not identify any single factor discussed above as all-important or controlling but considered all such factors together in approving the Reorganization.

INFORMATION ABOUT OWNERSHIP OF SHARES OF THE FUND

Outstanding Shares

The tables below provide information about the Funds’ outstanding Investor Class, Service Class and Class L shares as of June 30, 2020.

Target Fund	Investor Class	Service Class	Class L
Great-West SecureFoundation® Lifetime 2035 Fund	3,486,470	1,141,267	3,238
Great-West SecureFoundation® Lifetime 2040 Fund	5,314,470	353,054	2,046
Great-West SecureFoundation® Lifetime 2045 Fund	1,758,226	778,158	2,674
Great-West SecureFoundation® Lifetime 2050 Fund	1,801,834	168,824	2,683
Great-West SecureFoundation® Lifetime 2055 Fund	936,179	237,298	2,536
Great-West SecureFoundation® Lifetime 2060 Fund	1,315	1,030	5,656

Acquiring Fund	Investor Class	Service Class	Class L
Great-West Lifetime 2035 Fund	6,225,745	62,211,171	30,140,339
Great-West Lifetime 2040 Fund	338,104	2,996,553	10,896,823
Great-West Lifetime 2045 Fund	2,885,447	39,876,775	15,817,574
Great-West Lifetime 2050 Fund	227,944	2,399,933	3,845,426
Great-West Lifetime 2055 Fund	965,685	16,094,796	3,009,924
Great-West Lifetime 2060 Fund	5,128	7,896	167,116

The above tables do not include information related to Institutional Class shares of the Funds because Institutional Class shares are not part of this Reorganization.

Beneficial Ownership

The following tables set forth the percentage of ownership of each person who, as of [ ], 2020, owns of record, or is known by the Funds to own of record or beneficially, 5% or more of any Investor Class, Service Class and Class L shares of any Fund. The tables also set forth the estimated percentage of shares of each Acquiring Fund that would have been owned by such parties if the Reorganization had occurred on [ ], 2020. These amounts may differ on the Closing Date.

Shareholders who have the power to vote a larger percentage of shares (at least 25% of the voting shares) of a Fund can control the Fund and determine the outcome of a shareholder meeting. The votes of the shareholders of the Target Funds are not being solicited since their approval or consent is not necessary for the Reorganization to take place.

Target Funds
Class	Name of Owner	Address of Owner	Percentage of Ownership	Estimated Pro Forma Percentage of Ownership of the Acquiring Fund After this Reorganization

Great-West SecureFoundation® Lifetime 2035 Fund Investor Class	[ ]	[ ]	[ ]%	[ ]%

Great-West SecureFoundation® Lifetime 2035 Fund Service Class	[ ]	[ ]	[ ]%	[ ]%

Great-West SecureFoundation® Lifetime 2035 Fund Class L	[ ]	[ ]	[ ]%	[ ]%

Great-West SecureFoundation® Lifetime 2040 Fund Investor Class	[ ]	[ ]	[ ]%	[ ]%

Great-West SecureFoundation® Lifetime 2040 Fund Service Class	[ ]	[ ]	[ ]%	[ ]%

Great-West SecureFoundation® Lifetime 2040 Fund Class L	[ ]	[ ]	[ ]%	[ ]%

Great-West SecureFoundation® Lifetime 2045 Fund Investor Class	[ ]	[ ]	[ ]%	[ ]%

Great-West SecureFoundation® Lifetime 2045 Fund Service Class	[ ]	[ ]	[ ]%	[ ]%

Great-West SecureFoundation® Lifetime 2045 Fund Class L	[ ]	[ ]	[ ]%	[ ]%

Great-West SecureFoundation® Lifetime 2050 Fund Investor Class	[ ]	[ ]	[ ]%	[ ]%

Great-West SecureFoundation® Lifetime 2050 Fund Service Class	[ ]	[ ]	[ ]%	[ ]%

Target Funds
Class	Name of Owner	Address of Owner	Percentage of Ownership	Estimated Pro Forma Percentage of Ownership of the Acquiring Fund After this Reorganization

Great-West SecureFoundation® Lifetime 2050 Fund Class L	[ ]	[ ]	[ ]%	[ ]%

Great-West SecureFoundation® Lifetime 2055 Fund Investor Class	[ ]	[ ]	[ ]%	[ ]%

Great-West SecureFoundation® Lifetime 2055 Fund Service Class	[ ]	[ ]	[ ]%	[ ]%

Great-West SecureFoundation® Lifetime 2055 Fund Class L	[ ]	[ ]	[ ]%	[ ]%

Great-West SecureFoundation® Lifetime 2060 Fund Investor Class	[ ]	[ ]	[ ]%	[ ]%

Great-West SecureFoundation® Lifetime 2060 Fund Service Class	[ ]	[ ]	[ ]%	[ ]%

Great-West SecureFoundation® Lifetime 2060 Fund Class L	[ ]	[ ]	[ ]%	[ ]%

Acquiring Funds
Class	Name of Owner	Address of Owner	Percentage of Ownership	Estimated Pro Forma Percentage of Ownership of the Acquiring Fund After this Reorganization

Great-West Lifetime 2035 Fund Investor Class	[ ]	[ ]	[ ]%	[ ]%

Great-West Lifetime 2035 Fund Service Class	[ ]	[ ]	[ ]%	[ ]%

Great-West Lifetime 2035 Fund Class L	[ ]	[ ]	[ ]%	[ ]%

Great-West Lifetime 2040 Fund Investor Class	[ ]	[ ]	[ ]%	[ ]%

AcquiringFunds
Class	Name of Owner	Address of Owner	Percentage of Ownership	Estimated Pro Forma Percentage of Ownership of the Acquiring Fund After this Reorganization

Great-West Lifetime 2040 Fund Service Class	[ ]	[ ]%	[ ]%	[ ]%

Great-West Lifetime 2040 Fund Class L	[ ]	[ ]%	[ ]%	[ ]%

Great-West Lifetime 2045 Fund Investor Class	[ ]	[ ]%	[ ]%	[ ]%

Great-West Lifetime 2045 Fund Service Class	[ ]	[ ]	[ ]%	[ ]%

Great-West Lifetime 2045 Fund Class L	[ ]	[ ]	[ ]%	[ ]%

Great-West Lifetime 2050 Fund Investor Class	[ ]	[ ]	[ ]%	[ ]%

Great-West Lifetime 2050 Fund Service Class	[ ]	[ ]	[ ]%	[ ]%

Great-West Lifetime 2050 Fund Class L	[ ]	[ ]	[ ]%	[ ]%

Great-West Lifetime 2055 Fund Investor Class	[ ]	[ ]	[ ]%	[ ]%

Great-West Lifetime 2055 Fund Service Class	[ ]	[ ]	[ ]%	[ ]%

Great-West Lifetime 2055 Fund Class L	[ ]	[ ]	[ ]%	[ ]%

Great-West Lifetime 2060 Fund Investor Class	[ ]	[ ]	[ ]%	[ ]%

Great-West Lifetime 2060 Fund Service Class	[ ]	[ ]	[ ]%	[ ]%

Great-West Lifetime 2060 Fund Class L	[ ]	[ ]	[ ]%	[ ]%

As of June 30, 2020, the directors and officers of the Target Funds, as a group, owned less than 1% of the total outstanding shares of each Target Fund and, as a group, owned less than 1% of the Investor Class, Service Class and Class L shares of each Target Fund. Likewise, as of June 30, 2020, the directors and officers of the Acquiring Funds, as a group, owned less than 1% of the total outstanding shares of each Acquiring Fund and, as a group, owned less than 1% of the Investor Class, Service Class and Class L shares of each Acquiring Fund.

APPENDIX A - DESCRIPTION OF COMPOSITE INDEXES

Each Target Fund compares its returns to a Composite Index. The Composite Index is derived by applying each Target Fund’s target asset allocation among the asset classes over time to the results of the following indexes:

•	the S&P 500® Index (large blend) (Fund inception to present);

•	the S&P MidCap 400® Index (mid blend) (April 29, 2011 to present);

•	the S&P SmallCap 600® Index (small blend) (Fund inception to present);

•	the MSCI EAFE Index (international large blend) (Fund inception to present);

•	the MSCI Emerging Markets Index (diversified emerging markets) (July 20, 2011 to present);

•	the Bloomberg Barclays U.S. Aggregate Bond Index (intermediate term bond) (Fund inception to present); and

•	the Bloomberg Barclays Credit 1-3 Year Bond Index (short term bond) (Fund inception to present).

Over time, the Composite Indexes will change with each Target Fund’s target asset allocation. When the Composite Index changes, its new allocation is utilized to calculate composite performance from and after such change. Composite Index performance for periods prior to the change is not recalculated or restated based on the Composite Index’s new allocation but rather reflects the Composite Index’s actual allocation during that period.

The S&P 500® Index is a market capitalization-weighted index of the 500 leading companies in leading industries of the U.S. economy.

The S&P MidCap 400® Index is a market capitalization-weighted index comprised of 400 stocks representing companies in the middle tier of U.S. stock market capitalization.

The S&P SmallCap 600® Index is designed to measure the performance of publicly traded common stocks of the small company sector of the U.S. equities market.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity performance of developed markets, excluding the U.S. and Canada. As of June 30, 2020, the MSCI EAFE Index consisted of 21 developed market country indices.

The MSCI Emerging Markets Index (Americas, Europe, Middle East, Africa, and Asia) is a free float-adjusted market capitalization index designed to measure equity market performance in global emerging markets. As of June 30, 2020, the MSCI Emerging Markets Index consisted of 26 emerging economies.

The Bloomberg Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade bond market, including corporate, government and mortgage-backed securities.

The Bloomberg Barclays 1-3 Year Credit Bond Index is a subset of the Bloomberg Barclays Credit Index and includes fixed rate investment grade (Baa or better), publicly issued, SEC registered, corporate fixed income securities. Maturities are constrained to one to three years, and minimum issue size is $100 million.

A-1

APPENDIX B - AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (this “Agreement”) is made as of this ___ day of _________________, 2021 by and among Great-West Funds, Inc., a Maryland corporation (the “Corporation”), on behalf of the Great-West Lifetime 2035 Fund, Great-West Lifetime 2040 Fund, Great-West Lifetime 2045 Fund, Great-West Lifetime 2050 Fund, Great-West Lifetime 2055 Fund, and Great-West Lifetime 2060 Fund (each an “Acquiring Fund” and collectively, the “Acquiring Funds”), and Great-West SecureFoundation® Lifetime 2035 Fund, Great-West SecureFoundation® Lifetime 2040 Fund, Great-West SecureFoundation® Lifetime 2045 Fund, Great-West SecureFoundation® Lifetime 2050 Fund, Great-West SecureFoundation® Lifetime 2055 Fund and Great-West SecureFoundation® Lifetime 2060 Fund (each an “Acquired Fund” and collectively, the “Acquired Funds”), and together with the Acquiring Funds, each a “Fund” and collectively the “Funds”), and Great-West Capital Management, LLC (“GWCM”), investment adviser for the Funds (for purposes of sections 8.3 and 10.2 of this Agreement only). The principal place of business of the Corporation is 8515 East Orchard Road, Greenwood Village, Colorado 80111.

For each Reorganization (as defined below), this Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). The reorganization of each Acquired Fund into its corresponding Acquiring Fund (as set forth on Schedule A hereto) will consist of the transfer of all of the assets of the Acquired Fund to its corresponding Acquiring Fund in exchange solely for Investor Class, Service Class and Class L voting shares of common stock, $0.10 par value per share, of such Acquiring Fund (the “Acquiring Fund Shares”) and the assumption by such Acquiring Fund of all the liabilities of the Acquired Fund, immediately followed by the pro rata, by class, distribution of all the Acquiring Fund Shares received by the Acquired Fund to the shareholders of the Acquired Fund in complete liquidation and termination of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (each, a “Reorganization” and collectively, the “Reorganizations”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.             Transfer of Assets of the Acquired Funds to the Acquiring Funds in Consideration for Acquiring Fund Shares and the Assumption of All Acquired Fund Liabilities and the Liquidation of the Acquired Funds

1.1         Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, each Acquired Fund agrees to transfer to its corresponding Acquiring Fund as set forth on Schedule A hereto all of the Acquired Fund’s assets as set forth in section 1.2, and the corresponding Acquiring Fund agrees in consideration therefor (i) to deliver to such Acquired Fund that number of full and fractional , Investor Class, Service Class, and Class L Acquiring Fund Shares determined with respect to each class of shares by dividing the value of the Acquired Fund’s assets net of any liabilities with respect to the corresponding class of the Acquired Fund, as set forth in Schedule A, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of an Acquiring Fund Share of the corresponding class, as set forth in Schedule A, computed in the manner and as of the time and date set forth in section 2.2; and (ii) to assume all of the liabilities of such Acquired Fund as set forth in section 1.3. All Acquiring Fund Shares delivered to its corresponding Acquired Fund shall be delivered at net asset value without a sales load, commission or other similar fee being imposed. Such transactions shall take place at the closing provided for in section 3.1 (the “Closing”).

1.2         The assets of each Acquired Fund to be acquired by its corresponding Acquiring Fund (the “Assets”) shall consist of all assets as of the time of the Closing, including, without limitation, all cash, cash equivalents, securities, commodities and futures contracts and dividends or interest or other receivables that are owned by the Acquired Fund and any deferred or prepaid expenses shown on the unaudited statement of assets and liabilities of such Acquired Fund to be prepared as of the effective time of the Closing in accordance with accounting principles generally accepted in the United States of America (“GAAP”) applied consistently with those of such Acquired Fund’s most recent audited statement of assets and liabilities. The Assets of each Acquired Fund shall constitute at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by such Acquired Fund immediately before the Closing (excluding for these purposes assets used to pay dividends and other distributions for the purpose of distributing all or substantially all of the Acquired Fund’s income and gains so as to avoid the imposition of income or excise taxes).

1.3         Each Acquired Fund will endeavor, to the extent practicable, to discharge all its liabilities and obligations that are accrued prior to the Closing. Notwithstanding the foregoing, any liabilities of an Acquired Fund not so discharged shall be assumed by the corresponding Acquiring Fund, which assumed liabilities shall include all of such Acquired Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing, and whether or not specifically referred to in this Agreement, including but not limited to any deferred compensation payable by the Acquired Fund to the Corporation’s directors.

1.4         Immediately after the transfer of Assets provided for in section 1.1, each Acquired Fund will distribute to the Acquired Fund’s Investor Class, Service Class, and Class L shareholders of record (the “Acquired Fund Shareholders”), determined as of the time of such distribution, on a pro rata basis, by class, the corresponding class of Acquiring Fund Shares received by the Acquired Fund pursuant to section 1.1 in complete liquidation of the Acquired Fund. Such distribution and liquidation will be accomplished with respect to the Acquired Fund by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders of such Acquired Fund. The Acquiring Funds shall have no obligation to inquire as to the validity, propriety or correctness of such records received from the Acquired Funds, but shall assume that such records are valid, proper and correct. The aggregate net asset value as of the Valuation Time (as defined in section 2.1) of Acquiring Fund Shares to be so credited to such Acquired Fund Shareholders, shall be equal to the aggregate net asset value of the corresponding Acquired Fund shares owned by such shareholders as of the Valuation Time. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares.

1.5         Ownership of Acquiring Fund Shares will be shown on the books of each Acquiring Fund. Shares of each Acquiring Fund will be issued in the manner described in such Acquiring Fund’s most recently effective prospectus and statement of additional information.

1.6         Any reporting responsibility of each Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of such Acquired Fund.

1.7         All books and records of each Acquired Fund, including, without limitation, all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be available to the corresponding Acquiring Fund from and after the Closing Date and shall be turned over to the corresponding Acquiring Fund as soon as practicable following the Closing.

2.	Valuation

2.1         The value of the Assets and the liabilities of an Acquired Fund shall be computed as of the close of regular trading on The New York Stock Exchange (the “NYSE”) on the Closing Date (the “Valuation Time”) after the declaration and payment of any dividends and/or other distributions, using the valuation procedures set forth in the Corporation’s Articles of Amendment and Restatement, as amended, the corresponding Acquiring Fund’s most recently effective prospectus and statement of additional information and any other valuation policies or procedures applicable to such Acquiring Fund then in effect, copies of which have been delivered to the corresponding Acquired Fund.

2.2         The net asset value per share of each class of Acquiring Fund Shares shall be the net asset value per share computed as of the Valuation Time using the valuation procedures referred to in section 2.1.

2.3         All computations of value hereunder shall be made by or under the direction of each Fund’s respective accounting agent, if applicable, in accordance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each Fund’s respective Independent Registered Public Accounting Firm upon the reasonable request of its corresponding Fund.

3.	Closing and Closing Date

3.1         The Closing of the transactions contemplated by this Agreement shall occur on February 5, 2021 or such later date as the parties may agree in writing (the “Closing Date”). All acts taking place at the Closing shall be deemed to take place simultaneously as of 5:00 p.m., Eastern Time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of counsel to the Acquiring Funds, or at such other place and time as the parties may agree.

3.2         Each Acquired Fund shall deliver, or cause to be delivered, to the corresponding Acquiring Fund at the Closing a schedule of its Assets.

3.3         DST Asset Manager Solutions, Inc., as transfer agent for each Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership (to three decimal places) of outstanding Investor Class, Service Class, and Class L shares of each Acquired Fund owned by each such shareholder immediately prior to the Closing. Each Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited as of the Closing to the corresponding Acquired Fund or provide evidence satisfactory to such Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

3.4         In the event that immediately prior to the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of an Acquiring Fund or an Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Corporation (the “Board”), accurate appraisal of the value of the net assets or shares of an Acquiring Fund or an Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	Representations and Warranties

4.1         The Corporation, on behalf of and with respect to each Acquired Fund, represents and warrants to the corresponding Acquiring Fund as follows:

(a)         The Corporation is a Maryland corporation duly organized and validly existing under the laws of the State of Maryland with power under the Corporation’s Articles of Amendment and Restatement, as amended (the “Articles”), to own all of its properties and assets and to carry on its business as it is now being conducted and to carry out this Agreement. The Acquired Fund is a separate series of the Corporation duly designated in accordance with the applicable provisions of the Corporation’s Articles. The Corporation and Acquired Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Corporation or Acquired Fund. The Acquired Fund has all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquired Fund;

(b)         The Corporation is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquired Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

(c)         No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act and such as may be required by state securities laws;

(d)         The Corporation is not, and the execution, delivery and performance of this Agreement by the Corporation will not result (i) in violation of Maryland law or of the Corporation’s Articles or Amended and Restated By-Laws, as amended, (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquired Fund;

(e)         No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquired Fund’s knowledge, threatened against the Acquired Fund or any properties or assets held by it. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(f)         The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquired Fund at and for the fiscal year ended December 31, 2019, have been audited by Deloitte & Touche LLP, Independent Registered Public Accounting Firm, and, with the unaudited Statements of Assets and Liabilities, Operations, and Changes in Net Assets, Financial Highlights, and Investment Portfolio of the Acquired Fund at and for the six months ended June 30, 2020, are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquiring Fund) present fairly, in all material respects, the financial position of the Acquired Fund as of the respective date in accordance with GAAP and there are no known contingent liabilities of the Acquired Fund required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(g)         Since June 30, 2020, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio shall not constitute a material adverse change;

(h)         All federal, state, local and other tax returns and reports of the Acquired Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects. All federal, state, local and other taxes of the Acquired Fund required to be paid (whether or not shown on any such return or report) have been paid, or provision shall have been made for the payment thereof, and any such unpaid taxes, as of the date of the financial statements referred to above, are properly reflected thereon. To the best of the Acquired Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Acquired Fund, and no assessment for taxes, interest, additions to tax or penalties has been asserted against the Acquired Fund;

(i)         For each taxable year of its operations (including the taxable year ending on the Closing Date), the Acquired Fund (i) has elected to qualify, and has qualified or will qualify (in the case of the taxable year ending with the Closing Date), as a “regulated investment company” under the Code (a “RIC”), (ii) has been eligible to compute and has computed its federal income tax under Section 852 of the

Code, and at or prior to the Valuation Time will have declared and paid a distribution with respect to all its investment company taxable income (determined without regard to the deduction for dividends paid), the excess of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code and its net capital gain after reduction for any available capital loss carryover and excluding any net capital gain on which the Acquired Fund paid tax under Section 852(b)(3)(A) of the Code (as such terms are defined in the Code), in each case that has accrued or will accrue on or prior to the Closing Date, and (iii) has been, and will be (in the case of the taxable year ending with the Closing Date), treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code;

(j)         For all taxable years and all applicable quarters of the Acquired Fund from the date of its inception (including the taxable year and quarter that includes the Closing Date), the assets of the Acquired Fund have been (or will be in the case of the taxable year and quarter that includes the Closing Date) sufficiently diversified so that each segregated asset account investing all its assets in the Acquired Fund was (or will be in the case of the taxable year and quarter that includes the Closing Date) adequately diversified within the meaning of Section 817(h) of the Code;

(k)         All issued and outstanding shares of the Acquired Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and, as of Closing, will be, duly and validly issued and outstanding, fully paid and non-assessable, and not subject to preemptive or dissenter’s rights, and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of DST Asset Manager Solutions, Inc., as provided in section 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Fund shares, nor is there outstanding any security convertible into any Acquired Fund shares;

(l)         At the Closing, the Acquired Fund will have good and marketable title to the Acquired Fund’s Assets to be transferred to the Acquiring Fund pursuant to section 1.1 and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquiring Fund has received notice at or prior to the Closing, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act and the 1940 Act, except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

(m)         The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing by all necessary action on the part of the Board (including the determinations required by Rule 17a-8(a) under the 1940 Act), and this Agreement constitutes a valid and binding obligation of the Corporation, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)         The information to be furnished by the Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including but not limited to the Financial Industry Regulatory Authority (“FINRA”)), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

(o)         The most recently effective prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

(p)         All Acquired Fund shares have been duly established and designated by the Board.

4.2         The Corporation, on behalf of and with respect to each Acquiring Fund, represents and warrants to each corresponding Acquired Fund as follows:

(a)         The Corporation is a Maryland corporation duly organized and validly existing under the laws of the State of Maryland with power under the Corporation’s Articles, to own all of its properties and assets and to carry on its business as it is now being conducted and to carry out this Agreement. The Acquiring Fund is a separate series of the Corporation duly designated in accordance with the applicable provisions of the Corporation’s Articles. The Corporation and Acquiring Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Corporation or Acquiring Fund. The Acquiring Fund has all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund;

(b)         The Corporation is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquiring Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

(c)         No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act and such as may be required by state securities laws;

(d)         The Corporation is not, and the execution, delivery and performance of this Agreement by the Corporation will not result (i) in violation of Maryland law or of the Corporation’s Articles or Amended and Restated By-Laws, as amended, (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquiring Fund;

(e)         No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund or any properties or assets held by it. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(f)         The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquiring Fund at and for the fiscal year ended December 31, 2019, have been audited by Deloitte & Touche LLP, Independent Registered Public Accounting Firm, and, with the unaudited Statements of Assets and Liabilities, Operations, and Changes in Net Assets, Financial Highlights, and Investment Portfolio of the Acquiring Fund at and for the six months ended June 30, 2020, are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquired Fund) present fairly, in all material respects, the financial position of the Acquiring Fund as of the respective date in accordance with GAAP and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(g)         Since June 30, 2020, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Acquired Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund’s portfolio shall not constitute a material adverse change;

(h)         All federal, state, local and other tax returns and reports of the Acquiring Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects. All federal, state, local and other taxes of the Acquiring Fund required to be paid (whether or not shown on any such return or report) have been paid or provision shall have been made for the payment thereof, and any such unpaid taxes, as of the date of the financial statements referred to above, are properly reflected thereon. To the best of the Acquiring Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Acquiring Fund, and no assessment for taxes, interest, additions to tax or penalties has been asserted against the Acquiring Fund;

(i)         For each taxable year of its operations, including the taxable year that includes the Closing Date, the Acquiring Fund (i) has elected or will elect to qualify, has qualified or will qualify (in the case of the year that includes the Closing Date) and intends to continue to qualify as a RIC under the Code, (ii) has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year that includes the Closing Date, and (iii) has been, and will be (in the case of the taxable year that includes the Closing Date), treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code;

(j)         For all taxable years and all applicable quarters of the Acquiring Fund from the date of its inception (including the taxable year and quarter that includes the Closing Date), the assets of the Acquiring Fund have been (or will be in the case of the taxable year and quarter that includes the Closing Date) sufficiently diversified so that each segregated asset account investing all its assets in the Acquiring Fund was (or will be in the case of the taxable year and quarter that includes the Closing Date) adequately diversified within the meaning of Section 817(h) of the Code;

(k)         All issued and outstanding shares of the Acquiring Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws and (ii) are, and, as of the Closing, will be, duly and validly issued and outstanding, fully paid and non-assessable, and not subject to preemptive or dissenter’s rights. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor is there outstanding any security convertible into any Acquiring Fund shares;

(l)         The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing have been duly authorized and, when so issued and delivered, will be legally and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable;

(m)         At the Closing, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice at or prior to the Closing;

(n)         The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing by all necessary action on the part of the Board (including the determinations required by Rule 17a-8(a) under the 1940 Act) and this Agreement will constitute a valid and binding obligation of the Corporation, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)         The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including but not limited to FINRA), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

(p)         The most recently effective prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(q)         The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to continue its operations after the Closing; and

(r)         The Acquiring Fund Shares have been duly established and designated by the Board.

5.	Covenants of the Acquiring Funds and the Acquired Funds

The Corporation on behalf of each Fund covenants as follows:

5.1         Each Acquiring Fund and each Acquired Fund, covenants to operate its business in the ordinary course from the date hereof through the Closing, except as otherwise provided herein, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions and such changes as are contemplated by the Fund’s normal operations. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect. Each Acquired Fund covenants and agrees to coordinate its portfolio, as set forth in section 5.13, in order that at the Closing, when the Assets are added to the corresponding Acquiring Fund’s portfolio, the resulting portfolio will be consistent with the implementation of the Acquiring Fund’s investment objective, policies, strategies and restrictions - on the Closing Date, a written description of which has been delivered to the corresponding Acquired Fund.

5.2         Upon reasonable notice, the Corporation’s officers and agents shall have reasonable access to each Acquired Fund’s books and records necessary to maintain current knowledge of the Acquired Fund and to ensure that the representations and warranties made by the Acquired Fund are accurate.

5.3         Each Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.4         Each Acquired Fund covenants that it will assist the corresponding Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.5         Subject to the provisions of this Agreement, each Acquiring Fund and the corresponding Acquired Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6         Each Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the corresponding Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as such Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm such Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.7         Each Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and 1940 Act, and such of the state securities laws as it deems appropriate in order to continue the Acquiring Fund’s operations after the Closing and to consummate the transactions contemplated herein; provided, however, that the Corporation may take such actions it reasonably deems advisable after the Closing as circumstances change.

5.8         Each Acquiring Fund covenants that it will, from time to time, as and when reasonably requested by the corresponding Acquired Fund, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases, and other instruments, and will take or cause to be taken such further action, as such Acquired Fund may reasonably deem necessary or desirable in order to (i) vest and confirm to such Acquired Fund title to and possession of all Acquiring Fund Shares to be transferred to such Acquired Fund pursuant to this Agreement and (ii) assume all of the liabilities of such Acquired Fund.

5.9         Immediately after the Closing, each Acquired Fund shall make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing in complete liquidation of the Acquired Fund and each Acquired Fund’s existence shall as soon as possible thereafter be terminated under applicable law.

5.10         Each Acquiring Fund and each Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.11         The intention of the parties is that each Reorganization will qualify as a reorganization within the meaning of Section 368(a) of the Code. None of the Corporation, the Acquiring Fund or the Acquired Fund with respect to each Reorganization shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing, the Corporation, each Acquiring Fund and each Acquired Fund with respect to each Reorganization will take such action, or cause such action to be taken, as is reasonably necessary to enable Vedder Price P.C. to render the tax opinion contemplated herein in section 8.3.

5.12         At or prior to the Valuation Time, each Acquired Fund will declare and pay to its shareholders a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund Shareholders at least (i) all of the excess of (x) the Acquired Fund’s interest income excludable from gross income under Section 103(a) of the Code over (y) the Acquired Fund’s deductions disallowed under Sections 265 and 171(a)(2) of the Code, (ii) all of the Acquired Fund’s investment company taxable income as defined in Code Section 852 (computed without regard to any deduction for dividends paid) and (iii) all of the Acquired Fund’s realized net capital gain (after reduction by any available capital loss carryover and excluding any net capital gain on which the Acquired Fund paid tax under Section 852(b)(3)(A) of the Code), in each case for both the current taxable year (which will end on the Closing Date) and all preceding taxable years.

5.13         Each Acquiring Fund agrees to identify in writing prior to the Closing Date any assets of the corresponding Acquired Fund that the Acquiring Fund does not wish to acquire because they are not consistent with the Acquiring Fund’s investment objective, policies, restrictions or strategies on the Closing Date, and the Acquired Fund agrees to dispose of such assets prior to the Closing. Each Acquiring Fund agrees to identify in writing prior to the Closing Date any assets that it would like the corresponding Acquired Fund to purchase so that, immediately after the Closing, the Acquiring Fund’s portfolio will be consistent with the Acquiring Fund’s investment objective, policies, restrictions and strategies on the Closing Date, and the corresponding Acquired Fund agrees to purchase prior to the Closing such assets (to the extent consistent with the Acquired Fund’s investment objective, policies, restrictions or strategies). Notwithstanding the foregoing, nothing herein will require an Acquired Fund to dispose of or purchase any assets if, in the reasonable judgment of the Acquired Fund, such disposition would adversely affect the tax-free nature of its Reorganization for federal income tax purposes or would otherwise not be in the best interests of such Acquired Fund.

5.14         The Corporation will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders of each Acquired Fund (the “Registration Statement”). The Registration Statement shall include an information statement of each Acquired Fund and a prospectus of each Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act, and the 1940 Act, as applicable. Each party will provide the other parties with the materials and information necessary to prepare the information statement and related materials, for inclusion therein.

6.	Conditions Precedent to Obligations of the Acquired Funds

The obligations of the Corporation, on behalf of each Acquired Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the corresponding Acquiring Fund of all the obligations to be performed by it hereunder at or before the Closing, and, in addition thereto, the following further conditions:

6.1         All representations and warranties of the Corporation, on behalf of such Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing, with the same force and effect as if made at and as of the Closing; and there shall be (i) no pending or threatened litigation brought by any person (other than the corresponding Acquired Fund, its adviser or any of their affiliates) against such Acquiring Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to such Acquiring Fund which the Acquiring Fund reasonably believes might result in such litigation.

6.2         Such Acquiring Fund shall have delivered to the corresponding Acquired Fund at the Closing a certificate executed in its name by the Corporation’s President, Treasurer, an Assistant Treasurer or a Vice President, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Corporation, on behalf of such Acquiring Fund, made in this Agreement are true and correct as of the Closing, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request.

6.3         The Corporation, on behalf of such Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by such Acquiring Fund at or before the Closing.

7.	Conditions Precedent to Obligations of the Acquiring Funds

The obligations of the Corporation, on behalf of each Acquiring Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the corresponding Acquired Fund of all of the obligations to be performed by it hereunder at or before the Closing and, in addition thereto, the following further conditions:

7.1         All representations and warranties of the Corporation, on behalf of such Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing, with the same force and effect as if made at and as of the Closing; and there shall be (i) no pending or threatened litigation brought by any person (other than the corresponding Acquiring Fund, its adviser or any of their affiliates) against such Acquired Fund or its investment adviser, directors or officers arising out of this Agreement and (ii) no facts known to such Acquired Fund which the Acquired Fund reasonably believes might result in such litigation.

7.2         Such Acquired Fund shall have delivered to the corresponding Acquiring Fund a statement of the Acquired Fund’s assets and liabilities as of the Closing, certified by the Treasurer or an Assistant Treasurer of the Corporation.

7.3         Such Acquired Fund shall have delivered to the corresponding Acquiring Fund at the Closing a certificate executed in its name by the Corporation’s President, Treasurer, an Assistant Treasurer or a Vice

President, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Corporation with respect to such Acquired Fund made in this Agreement are true and correct and as of the Closing, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

7.4         The Corporation on behalf of such Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by such Acquired Fund at or before the Closing.

8.	Further Conditions Precedent to Obligations of the Acquiring Funds and the Acquired Funds

The obligations under this Agreement of each Acquired Fund and its corresponding Acquiring Fund with respect to its Reorganization shall be subject to the fulfillment or waiver of the following conditions:

8.1         At the Closing, no action, suit or other proceeding shall be pending or to its knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.2         All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Corporation, on behalf of the Acquiring Fund or Acquired Fund, to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either Fund may for itself waive any of such conditions.

8.3         The Funds shall have received an opinion of Vedder Price P.C. addressed to the Acquiring Fund and the Acquired Fund substantially to the effect that for federal income tax purposes:

(a)         The transfer of all the Acquired Fund’s assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund immediately followed by the pro rata, by class, distribution to the Acquired Fund Shareholders of all the Acquiring Fund Shares received by the Acquired Fund in complete liquidation of the Acquired Fund and the termination of the Acquired Fund as soon as possible thereafter will constitute a “reorganization” within the meaning of Section 368(a) of the Code and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b)         No gain or loss will be recognized by the Acquiring Fund upon the receipt of all the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund.

(c)         No gain or loss will be recognized by the Acquired Fund upon the transfer of all the Acquired Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) of such Acquiring Fund Shares to the Acquired Fund Shareholders solely in exchange for such shareholders’ shares of the Acquired Fund in complete liquidation of the Acquired Fund.

(d)         No gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund shares solely for Acquiring Fund Shares in the Reorganization.

(e)         The aggregate basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Acquired Fund shares exchanged therefor by such shareholder. The holding period of the Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided such Acquired Fund shares are held as capital assets at the effective time of the Reorganization.

(f)         The basis of the Acquired Fund’s assets transferred to the Acquiring Fund will be the same as the basis of such assets to the Acquired Fund immediately before the Reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

No opinion will be expressed as to (1) the effect of a Reorganization on an Acquired Fund, an Acquiring Fund or any Acquired Fund Shareholder with respect to any asset (including without limitation any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code) as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year (or on the termination thereof) or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions and such representations as Vedder Price P.C. may reasonably request of the Funds and GWCM and its affiliates, and the Corporation, each Fund and GWCM and its affiliates will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor an Acquired Fund may waive the conditions set forth in this section 8.3.

8.4         The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

9.	Reserved

10.	Fees and Expenses

10.1         The Corporation, on behalf of the Acquiring Funds and the Acquired Funds, represents and warrants that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

10.2         GWCM will pay all expenses incurred by each Acquired Fund and each Acquiring Fund in connection with its Reorganization. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of supplements to the Corporation’s Registration Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; and (f) other related administrative or operational costs. GWCM will also bear any transaction costs incurred through the sale and purchase of assets pursuant to section 5.13. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another party of such expenses would result in the disqualification of an Acquired Fund or an Acquiring Fund, as the case may be, as a RIC.

11.	Entire Agreement

The parties agree that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement among the parties.

12.	Termination

This Agreement may be terminated with respect to a Reorganization and the transactions contemplated hereby may be abandoned (i) by mutual agreement of the parties to such Reorganization, or (ii) by any party to such Reorganization if the Closing shall not have occurred on or before ten months from the date of Agreement, unless such date is extended by mutual agreement of the parties, or (iii) by any party to a Reorganization if another party to such Reorganization shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void with respect only to such Reorganization and there shall be no liability hereunder on the part of any party or the Board members or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.	Amendments

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by any authorized officer of the Corporation, on behalf of an Acquiring Fund and its corresponding Acquired Fund, as specifically authorized by the Board.

14.	Notices

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to an Acquired Fund or an Acquiring Fund, 8515 East Orchard Road, 2T2, Greenwood Village, Colorado 80111, or to any other address that the Acquired Fund or the Acquiring Fund shall have last designated by notice to the other party.

15.	Headings; Counterparts; Assignment; Limitation of Liability

15.1         The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2         This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3         This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and the shareholders of an Acquiring Fund and an Acquired Fund and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.4         This Agreement provides for multiple Reorganizations, but is to be treated as if each Reorganization between an Acquired Fund and the Acquiring Fund had been the subject of a separate agreement. Notwithstanding anything to the contrary contained in this Agreement, the obligations, agreements, representations and warranties with respect to each Fund shall constitute the obligations, agreements, representations and warranties of that Fund only (the “Obligated Fund”), and in no event shall any other series of the Corporation or the assets of any such series be held liable with respect to the breach or other default by the Obligated Fund of its obligations, agreements, representations and warranties as set forth herein.

15.5         This Agreement shall be governed by, and construed and enforced in accordance with, the laws of the State of Maryland, without regard to its principles of conflicts of laws.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first written above by an authorized officer and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest: Secretary

GREAT-WEST FUNDS, INC., on behalf of Great-West SecureFoundation® Lifetime 2035 Fund, Great-West SecureFoundation® Lifetime 2040 Fund, Great-West SecureFoundation® Lifetime 2045 Fund, Great-West SecureFoundation® Lifetime 2050 Fund, Great-West SecureFoundation® Lifetime 2055 Fund and Great-West SecureFoundation® Lifetime 2060 Fund

By: Mary C. Maiers Its: Chief Financial Officer & Treasurer

Attest: Secretary

GREAT-WEST FUNDS, INC., on behalf of Great-West Lifetime 2035 Fund, Great-West Lifetime 2040 Fund, Great-West Lifetime 2045 Fund, Great-West Lifetime 2050 Fund, Great-West Lifetime 2055 Fund, Great-West Lifetime 2060

By: Mary C. Maiers Its: Chief Financial Officer & Treasurer

AGREED TO AND ACKNOWLEDGED ONLY WITH RESPECT TO SECTIONS 8.3 AND 10.2 HERETO GREAT-WEST CAPITAL MANAGEMENT, LLC By: Jonathan Kreider Its: President & CEO By: Kelly New Its: Assistant Treasurer

SCHEDULE A

SUMMARY OF EACH REORGANIZATION

(Shareholders of each Acquired Fund will receive shares of the corresponding Acquiring Fund as designated below)

Acquired Fund and Share Class	Corresponding Acquiring Fund and Share Class

Great-West SecureFoundation® Lifetime 2035 Fund - Investor Class Shares	Great-West Lifetime 2035 Fund – Investor Class Shares

Great-West SecureFoundation® Lifetime 2035 Fund - Service Class Shares	Great-West Lifetime 2035 Fund – Service Class Shares

Great-West SecureFoundation® Lifetime 2035 Fund - Class L Shares	Great-West Lifetime 2035 Fund – Class L Shares

Great-West SecureFoundation® Lifetime 2040 Fund - Investor Class Shares	Great-West Lifetime 2040 Fund – Investor Class Shares

Great-West SecureFoundation® Lifetime 2040 Fund - Service Class Shares	Great-West Lifetime 2040 Fund – Service Class Shares

Great-West SecureFoundation® Lifetime 2040 Fund - Class L Shares	Great-West Lifetime 2040 Fund – Class L Shares

Great-West SecureFoundation® Lifetime 2045 Fund - Investor Class Shares	Great-West Lifetime 2045 Fund – Investor Class Shares

Great-West SecureFoundation® Lifetime 2045 Fund - Service Class Shares	Great-West Lifetime 2045 Fund – Service Class Shares

Great-West SecureFoundation® Lifetime 2045 Fund - Class L Shares	Great-West Lifetime 2045 Fund – Class L Shares

Great-West SecureFoundation® Lifetime 2050 Fund - Investor Class Shares	Great-West Lifetime 2050 Fund – Investor Class Shares

Great-West SecureFoundation® Lifetime 2050 Fund - Service Class Shares	Great-West Lifetime 2050 Fund – Service Class Shares

Great-West SecureFoundation® Lifetime 2050 Fund - Class L Shares	Great-West Lifetime 2050 Fund – Class L Shares

Great-West SecureFoundation® Lifetime 2055 Fund - Investor Class Shares	Great-West Lifetime 2055 Fund – Investor Class Shares

Great-West SecureFoundation® Lifetime 2055 Fund - Service Class Shares	Great-West Lifetime 2055 Fund – Service Class Shares

Great-West SecureFoundation® Lifetime 2055 Fund - Class L Shares	Great-West Lifetime 2055 Fund – Class L Shares

Great-West SecureFoundation® Lifetime 2060 Fund - Investor Class Shares	Great-West Lifetime 2060 Fund – Investor Class Shares

Great-West SecureFoundation® Lifetime 2060 Fund - Service Class Shares	Great-West Lifetime 2060 Fund – Service Class Shares

Great-West SecureFoundation® Lifetime 2060 Fund - Class L Shares	Great-West Lifetime 2060 Fund – Class L Shares

STATEMENT OF ADDITIONAL INFORMATION

GREAT-WEST LIFETIME 2035 FUND, GREAT-WEST LIFETIME 2040 FUND, GREAT-WEST LIFETIME 2045 FUND, GREAT-WEST LIFETIME 2050 FUND, GREAT-WEST LIFETIME 2055 FUND AND GREAT-WEST LIFETIME 2060 FUND

Relating to the Acquisition of the Assets and Liabilities of

GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND, GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND, GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND, GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND, GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND AND GREAT-WEST SECUREFOUNDATION® LIFETIME 2060 FUND

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(866) 831-7129

This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the Information Statement/Prospectus dated [ ], 2020 relating to this reorganization (the “Reorganization”) of the Great-West SecureFoundation® Lifetime 2035 Fund, Great-West SecureFoundation® Lifetime 2040 Fund, Great-West SecureFoundation® Lifetime 2045 Fund, Great-West SecureFoundation® Lifetime 2050 Fund, Great-West SecureFoundation® Lifetime 2055 Fund and Great-West SecureFoundation® Lifetime 2060 Fund (each a “Target Fund” and, collectively, the “Target Funds”) into the Great-West Lifetime 2035 Fund, Great-West Lifetime 2040 Fund, Great-West Lifetime 2045 Fund, Great-West Lifetime 2050 Fund, Great-West Lifetime 2055 Fund, and Great-West Lifetime 2060 Fund (each an “Acquiring Fund” and, collectively, the “Acquiring Funds”), as described in the Information Statement/Prospectus. The Target Funds and the Acquiring Funds are collectively referred to herein as the “Funds” or individually as a “Fund.” Copies of the Information Statement/Prospectus may be obtained at no charge by writing to Great-West Funds at the address shown above or by calling (866) 831-7129. Capitalized terms used herein that are not defined have the same meaning as in the Information Statement/Prospectus.

Further information about the Funds is contained in the Funds’ Statement of Additional Information, dated April  29, 2020, as supplemented through the date of this SAI, and is incorporated herein by reference only insofar as it relates to the Target Funds and the Acquiring Funds. No other parts are incorporated by reference herein.

The unaudited pro forma financial information, attached hereto as Appendix A, is intended to present the financial condition and related results of operations of the Acquiring Funds as if the Reorganization had been consummated on June 30, 2020.

The audited financial statements and related independent registered public accounting firm’s report for the Target Funds and Acquiring Funds are contained in the Target Funds’ Annual Report and Acquiring Funds’ Annual Report for the fiscal year ended December  31, 2019 and are incorporated herein by reference. The unaudited financial statements are contained in the Target Funds’ Semi-Annual Report and Acquiring Funds’ Semi-Annual Report for the six-month period ended June 30, 2020 and are also incorporated herein by reference.

The date of this Statement of Additional Information is [ ], 2020.

1

Appendix A

Pro Forma Financial Information

(Unaudited)

[To be filed by amendment]

2

PART C

OTHER INFORMATION

Item 15. Indemnification

Registrant’s Articles of Amendment and Restatement provides as follows:

Each director and each officer of Great-West Funds shall be indemnified by Great-West Funds to the full extent permitted by the General Laws of the State of Maryland.

Maryland Code, Corporations and Associations, § 2-418 provides:

(a)(1) In this section the following words have the meanings indicated.

(2) “Corporation” includes any domestic or foreign predecessor entity of a corporation in a merger, consolidation, or other transaction in which the predecessor’s existence ceased upon consummation of the transaction.

(3) “Director” means any person who is or was a director of a corporation and any person who, while a director of a corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, limited liability company, other enterprise, or employee benefit plan.

(4) “Expenses” include attorney’s fees.

(5)(i) “Official capacity” means:

(1) When used with respect to a director, the office of director in the corporation; and

(2) When used with respect to a person other than a director as contemplated in subsection (j) of this section, the elective or appointive office in the corporation held by the officer, or the employment or agency relationship undertaken by the employee or agent in behalf of the corporation.

(ii) “Official capacity” does not include service for any other foreign or domestic corporation or any partnership, joint venture, trust, other enterprise, or employee benefit plan.

(6) “Party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

(7) “Proceeding” means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

(b)(1) A corporation may indemnify any director made a party to any proceeding by reason of service in that capacity unless it is established that:

(i) The act or omission of the director was material to the matter giving rise to the proceeding; and

1. Was committed in bad faith; or

2. Was the result of active and deliberate dishonesty; or

(ii) The director actually received an improper personal benefit in money, property, or services; or

(iii) In the case of any criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful.

(2) (i) Indemnification may be against judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

(ii) However, if the proceeding was one by or in the right of the corporation, indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

(3)   (i) The termination of any proceeding by judgment, order, or settlement does not create a presumption that the director did not meet the requisite standard of conduct set forth in this subsection.

(ii) The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the director did not meet that standard of conduct.

(4) A corporation may not indemnify a director or advance expenses under this section for a proceeding brought by that director against the corporation, except:

(i) For a proceeding brought to enforce indemnification under this section; or

(ii) If the charter or bylaws of the corporation, a resolution of the board of directors of the corporation, or an agreement approved by the board of directors of the corporation to which the corporation is a party expressly provide otherwise.

(c) A director may not be indemnified under subsection (b) of this section in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director’s official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

(d)	Unless limited by the charter:

(1) A director who has been successful, on the merits or otherwise, in the defense of any proceeding referred to in subsection (b) of this section, or in the defense of any claim, issue, or matter in the proceeding, shall be indemnified against reasonable expenses incurred by the director in connection with the proceeding, claim, issue, or matter in which the director has been successful.

(2) A court of appropriate jurisdiction, upon application of a director and such notice as the court shall require, may order indemnification in the following circumstances:

(i) If it determines a director is entitled to reimbursement under paragraph (1) of this subsection, the court shall order indemnification, in which case the director shall be entitled to recover the expenses of securing such reimbursement; or

(ii) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director has met the standards of conduct set forth in subsection (b) of this section or has been adjudged liable under the circumstances described in subsection (c) of this section, the court may order such indemnification as the court shall deem proper. However, indemnification with respect to any proceeding by or in the right of the corporation or in which liability shall have been adjudged in the circumstances described in subsection (c) of this section shall be limited to expenses.

(3) A court of appropriate jurisdiction may be the same court in which the proceeding involving the director’s liability took place.

(e)(1) Indemnification under subsection (b) of this section may not be made by the corporation unless authorized for a specific proceeding after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in subsection (b) of this section.

(2) Such determination shall be made:

(i) By the board of directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of one or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate;

(ii) By special legal counsel selected by the board of directors or a committee of the board by vote as set forth in subparagraph (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or

(iii) By the stockholders.

(3) Authorization of indemnification and determination as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible. However, if the determination that indemnification is permissible is made by special legal counsel, authorization of indemnification and determination as to reasonableness of expenses shall be made in the manner specified in paragraph (2)(ii) of this subsection for selection of such counsel.

(4) Shares held by directors who are parties to the proceeding may not be voted on the subject matter under this subsection.

(f)(1) Reasonable expenses incurred by a director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding upon receipt by the corporation of:

(i) A written affirmation by the director of the director’s good faith belief that the standard of conduct necessary for indemnification by the corporation as authorized in this section has been met; and

(ii) A written undertaking by or on behalf of the director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

(2) The undertaking required by paragraph (1)(ii) of this subsection shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make the repayment.

(3) Payments under this subsection shall be made as provided by the charter, bylaws, or contract or as specified in subsection (e)(2) of this section.

(g) The indemnification and advancement of expenses provided or authorized by this section may not be deemed exclusive of any other rights, by indemnification or otherwise, to which a director may be entitled under the charter, the bylaws, a resolution of stockholders or directors, an agreement or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office.

(h) This section does not limit the corporation’s power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

(i) For purposes of this section:

(1) The corporation shall be deemed to have requested a director to serve an employee benefit plan where the performance of the director’s duties to the corporation also imposes duties on, or otherwise involves services by, the director to the plan or participants or beneficiaries of the plan;

(2) Excise taxes assessed on a director with respect to an employee benefit plan pursuant to applicable law shall be deemed fines; and

(3) Action taken or omitted by the director with respect to an employee benefit plan in the performance of the director’s duties for a purpose reasonably believed by the director to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

(j) Unless limited by the charter:

(1) An officer of the corporation shall be indemnified as and to the extent provided in subsection (d) of this section for a director and shall be entitled, to the same extent as a director, to seek indemnification pursuant to the provisions of subsection (d) of this section;

(2) A corporation may indemnify and advance expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors under this section; and

(3) A corporation, in addition, may indemnify and advance expenses to an officer, employee, or agent who is not a director to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors, or contract.

(k)(1) A corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person’s position, whether or not the corporation would have the power to indemnify against liability under the provisions of this section.

(2) A corporation may provide similar protection, including a trust fund, letter of credit, or surety bond, not inconsistent with this section.

(3) The insurance or similar protection may be provided by a subsidiary or an affiliate of the corporation.

(l) Any indemnification of, or advance of expenses to, a director in accordance with this section, if arising out of a proceeding by or in the right of the corporation, shall be reported in writing to the stockholders with the notice of the next stockholders’ meeting or prior to the meeting.

Pursuant to Rule 484, insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)(a)(1) Articles of Amendment and Restatement dated March  16, 2011 are incorporated by reference to Registrant’s Post-Effective Amendment No. 110 to the Registration Statement filed on April 25, 2011 (File No.  2-75503).

(1)(a)(2) Articles of Amendment dated May 1, 2011 and Articles Supplementary dated April 18, 2011 are incorporated by reference to Registrant’s Post-Effective Amendment No. 113 to the Registration Statement filed on June 8, 2011 (File No.  2-75503).

(1)(a)(3) Articles of Amendment dated July 1, 2011 and Articles Supplementary dated July 2, 2011 are incorporated by reference to Registrant’s Post-Effective Amendment No. 117 to the Registration Statement filed on July 19, 2011 (File No.  2-75503).

(1)(a)(4) Articles Supplementary dated July 24, 2012 are incorporated by reference to Registrant’s Post-Effective Amendment No. 128 to the Registration Statement filed on August 16, 2012 (File No. 2-75503).

(1)(a)(5) Articles Supplementary dated September 12, 2012 are incorporated by reference to Registrant’s Post-Effective Amendment No. 129 filed on October 30, 2012 (File No.  2-75503).

(1)(a)(6) Articles of Amendment dated September 24, 2012 are incorporated by reference to Registrant’s Post-Effective Amendment No. 129 filed on October 30, 2012 (File No. 2-75503).

(1)(a)(7) Articles Supplementary dated May  1, 2013 are incorporated by reference to Registrant’s Post-Effective Amendment No. 131 filed on April 26, 2013 (File No. 2-75503).

(1)(a)(8) Articles Supplementary January  14, 2013 are incorporated by reference to Registrant’s Post-Effective Amendment No. 133 filed on April 30, 2014 (File No. 2-75503).

(1)(a)(9) Articles of Amendment dated September  1, 2013 are incorporated by reference to Registrant’s Post-Effective Amendment No. 133 filed on April 30, 2014 (File No. 2-75503).

(1)(a)(10) Articles Supplementary dated December 20, 2013 are incorporated by reference to Registrant’s Post-Effective Amendment No. 133 filed on April 30, 2014 (File No. 2-75503).

(1)(a)(11) Articles Supplementary dated May 1, 2015 are incorporated by reference to Registrant’s Post-Effective Amendment No. 136 filed on April 30, 2015 (File No. 2-75503).

(1)(a)(12) Articles Supplementary dated June 19, 2015 are incorporated by reference to Registrant’s Post-Effective Amendment No. 138 filed on June 24, 2015 (File No. 2-75503).

(1)(a)(13) Articles of Amendment dated April 29, 2016 and Articles Supplementary dated August 28, 2015; December 17, 2015; April 12, 2016 and April 28, 2016 are incorporated by reference to Registrant’s Post-Effective Amendment No. 142 filed on April 28, 2016 (File No. 2-75503).

(1)(a)(14) Articles of Amendment dated October 14, 2016; April 10, 2017 and May 1, 2017 and Articles Supplementary dated July 27, 2016 and October 17, 2016 are incorporated by reference to Registrant’s Post-Effective Amendment No. 144 filed on April 28, 2017 (File No.  2-75503).

(1)(a)(15) Articles Supplementary dated December 29, 2017 are incorporated by reference to Registrant’s Post-Effective Amendment No. 148 filed on December 18, 2017 (File No. 2-75503).

(1)(a)(16) Articles of Amendment dated July  17, 2017; September 29, 2017 and April 27, 2018 and Articles Supplementary dated June 30, 2017 and July 14, 2017 are incorporated by reference to Registrant’s Post-Effective Amendment No. 151 filed on April 27, 2018 (File No. 2-75503).

(1)(a)(17) Articles Supplementary dated May 17, 2018 are incorporated by reference to Registrant’s Post-Effective Amendment No. 155 filed on June 21, 2018 (File No. 2-75503).

(1)(a)(18) Articles of Amendment dated August 24, 2018 and Articles Supplementary dated May 1, 2014 and September 10, 2018 are incorporated by reference to Registrant’s Post-Effective Amendment No. 158 filed on August 28, 2018 (File No.  2-75503).

(1)(a)(19) Articles Supplementary dated December 3, 2018; December 21, 2018; April 12, 2019 and May 1, 2019 are incorporated by reference to Registrant’s Post-Effective Amendment No. 161 filed on April 29, 2019 (File No.  2-75503).

(1)(a)(20) Articles of Amendment dated July 1, 2019; Articles Supplementary dated August 20, 2019; and Articles of Amendment and Articles Supplementary dated October 25, 2019 are incorporated by reference to Registrant’s Post-Effective Amendment No. 168 filed on October 11, 2019 (File No. 2-75503).

(1)(a)(21) Articles Supplementary dated February  26, 2020 and May 1, 2020 are incorporated by reference to Registrant’s Post-Effective Amendment No. 170 filed on April 29, 2020 (File No. 2-75503).

(1)(a)(22) Articles Supplementary dated July 8, 2020 are incorporated by reference to Registrant’s Post-Effective Amendment No. 172 filed on August 28, 2020 (File No.  2-75503).

(2) Amended and Restated Bylaws are incorporated by reference to Registrant’s Post-Effective Amendment No. 148 filed on December 18, 2017 (File No. 2-75503).

(3) Not Applicable.

(4) Agreement and Plan of Reorganization is filed herewith as Appendix B to Part A of this Registration Statement.

(5) Not Applicable.

(6)(a)(1) Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC dated May 1, 2017 is incorporated by reference to Registrant’s Post-Effective Amendment No. 144 filed on April 28, 2017 (File No.  2-75503).

(6)(a)(2) Amendment to Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC dated January 4, 2018 is incorporated by reference to Registrant’s Post-Effective Amendment No. 148 filed on December 18, 2017 (File No.  2-75503).

(6)(a)(3) Amendment to Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC dated April 27, 2018 is incorporated by reference to Registrant’s Post-Effective Amendment No. 151 filed on April 27, 2018 (File No.  2-75503).

(6)(a)(4) Amendment to Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC dated May 17, 2018 is incorporated by reference to Registrant’s Post-Effective Amendment No. 155 filed on June 21, 2018 (File No.  2-75503).

(6)(a)(5) Amendments to Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC dated August 1, 2017 and August 24, 2018 are incorporated by reference to Registrant’s Post-Effective Amendment No. 158 filed on August 28, 2018 (File No.  2-75503).

(6)(a)(6) Amendments to Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC dated July 17, 2017 and January 11, 2019 are incorporated by reference to Registrant’s Post-Effective Amendment No. 161 filed on April 29, 2019 (File No.  2-75503).

(6)(a)(7) Amendment to Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC dated October 25, 2019 is incorporated by reference to Registrant’s Post-Effective Amendment No. 168 filed on October 11, 2019 (File No.  2-75503).

(6)(a)(8) Amendment to Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC dated April 29, 2020 is incorporated by reference to Registrant’s Post-Effective Amendment No. 170 filed on April 29, 2020 (File No.  2-75503).

(6)(a)(9) Amendment to Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC dated August 14, 2020 is incorporated by reference to Registrant’s Post-Effective Amendment No. 172 filed on August 28, 2020 (File No.  2-75503).

(6)(a)(10) Amendment to Amended and Restated Investment Advisory Agreement with Great-West Capital Management, LLC is filed herewith.

(7)(a)(1) Form of Principal Underwriting Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 87 to its Registration Statement filed on April 28, 2006 (File No. 2-75503).

(7)(a)(2) Amendment to Principal Underwriting Agreement dated April 30, 2009 is incorporated by reference to Registrant’s Post-Effective Amendment No. 97 filed on April 30, 2009 (File No.  2-75503).

(7)(a)(3) Amendment to Principal Underwriting Agreement dated August 11, 2009 is incorporated by reference to Post-Effective Amendment No. 100 filed on October 29, 2009 (File No. 2-75503).

(7)(a)(4) Amendment to Principal Underwriting Agreement dated December 31, 2010 is incorporated by reference to Post-Effective Amendment No. 108 to its Registration Statement filed on December 30, 2010 (File No.  2-75503).

(7)(a)(5) Amendment to Principal Underwriting Agreement dated June 8, 2011 is incorporated by reference to Registrant’s Post-Effective Amendment No. 113 to the Registration Statement filed on June 8, 2011 (File No.  2-75503).

(7)(a)(6) Amendment to Principal Underwriting Agreement dated July 19, 2011 is incorporated by reference to Registrant’s Post-Effective Amendment No. 117 to the Registration Statement filed on July 19, 2011 (File No.  2-75503).

(7)(a)(7) Amendment to Principal Underwriting Agreement dated September 20, 2011 is incorporated by reference to Registrant’s Post-Effective Amendment No. 121 filed on September 21, 2011 (File No.  2-75503).

(7)(a)(8) Amendment to Principal Underwriting Agreement dated September 20, 2012 is incorporated by reference to Registrant’s Post-Effective Amendment No. 129 filed on October 30, 2012 (File No.  2-75503).

(7)(a)(9) Amendment to Principal Underwriting Agreement dated June 11, 2015 is incorporated by reference to Registrant’s Post-Effective Amendment No. 138 filed on June 24, 2015 (File No.  2-75503).

(7)(a)(10) Amendments to Principal Underwriting Agreement dated March 9, 2016 and April 29, 2016 are incorporated by reference to Registrant’s Post-Effective Amendment No. 142 filed on April 29, 2016 (File No.  2-75503).

(7)(a)(11) Amendment to Principal Underwriting Agreement dated January 4, 2018 is incorporated by reference to Registrant’s Post-Effective Amendment No. 148 filed on December 18, 2017 (File No.  2-75503).

(7)(a)(12) Amendment to Principal Underwriting Agreement dated January 11, 2019 is incorporated by reference to Registrant’s Post-Effective Amendment No. 161 filed on April 29, 2019 (File No.  2-75503).

(7)(a)(13) Amendment to Principal Underwriting Agreement dated October 25, 2019 is incorporated by reference to Registrant’s Post-Effective Amendment No. 168 filed on October 11, 2019 (File No.  2-75503).

(7)(a)(14) Amendment to Principal Underwriting Agreement dated April 21, 2020 is incorporated by reference to Registrant’s Post-Effective Amendment No. 170 filed on April 29, 2020 (File No.  2-75503).

(7)(a)(15) Amendment to Principal Underwriting Agreement dated August 14, 2020 is incorporated by reference to Registrant’s Post-Effective Amendment No. 172 filed on August 28, 2020 (File No. 2-75503).

(8) Not Applicable.

(9) Amended and Restated Custody Agreement with The Bank of New York Mellon dated July 1, 2015 is incorporated by reference to Registrant’s Post-Effective Amendment No. 161 filed on April 29, 2019 (File No.  2-75503).

(10)(a) Service Class  Distribution Plan under Rule 12b-1 is incorporated by reference to Registrant’s Post-Effective Amendment No. 172 filed on August 28, 2020 (File No.  2-75503).

(10)(b)(1) Agreement Pursuant to the Class T1 Distribution Plan for the Great-West Lifetime Funds dated April 30, 2009 and Agreement Pursuant to the Class G1 Distribution Plan for the Great-West SecureFoundation® Funds dated October 23, 2009 are incorporated by reference to Post-Effective Amendment No. 105 filed on April 30, 2010 (File No. 2-75503).

(10)(b)(2) Amendment to Agreement Pursuant to the Class G1 Distribution Plan for the Great-West SecureFoundation® Funds dated December 31, 2010 is incorporated by reference to Registrant’s Post-Effective Amendment No. 108 to its Registration Statement filed on December 30, 2010 (File No. 2-75503).

(10)(b)(3) Amendment to Agreement Pursuant to the Class  T1 Distribution Plan dated April 29, 2016; Amendment to Agreement Pursuant to Distribution and Service Plan renaming T1 and G1 shares to Service Class shares dated May 1, 2017; and Amendment to Agreement Pursuant to Distribution and Service Plan dated January 11, 2019 is incorporated by reference to Registrant’s Post-Effective Amendment No. 161 filed on April 29, 2019 (File No.  2-75503).

(10)(b)(4) Amendment to Agreement Pursuant to Distribution and Service Plan dated August 14, 2020 is incorporated by reference to Registrant’s Post-Effective Amendment No. 172 filed on August 28, 2020 (File No.  2-75503).

(10)(c) Class L Distribution and Service Plan under Rule 12b-1 is incorporated by reference to Registrant’s Post-Effective Amendment No. 172 filed on August 28, 2020 (File No.  2-75503).

(10)(d)(1) Agreement Pursuant to the Class L Distribution and Service Plan for certain Funds dated December 31, 2010 is incorporated by reference to Registrant’s Post-Effective Amendment No. 108 to its Registration Statement filed on December 30, 2010 (File No.  2-75503).

(10)(d)(2) Amendment to Agreement Pursuant to the Class L Distribution and Service Plan dated June 8, 2011 is incorporated by reference to Registrant’s Post-Effective Amendment No. 113 to the Registration Statement filed on June 8, 2011 (File No.  2-75503).

(10)(d)(3) Amendment to Agreement Pursuant to the Class L Distribution and Service Plan dated July 19, 2011 is incorporated by reference to Registrant’s Post-Effective Amendment No. 117 to the Registration Statement filed on July 19, 2011 (File No.  2-75503).

(10)(d)(4) Amendment to Agreement Pursuant to the Class L Distribution and Service Plan dated September 20, 2011 is incorporated by reference to Registrant’s Post-Effective Amendment No. 121 filed on September 21, 2011 (File No.  2-75503).

(10)(d)(5) Amendment to Agreement Pursuant to the Class L Distribution and Service Plan dated April 11, 2012 is incorporated by reference to Registrant’s Post-Effective Amendment No. 126 to the Registration Statement filed on April 27, 2012 (File No.  2-75503).

(10)(d)(6) Amendment to Agreement Pursuant to Class L Distribution and Service Plan dated September 20, 2012 is incorporated by reference to Registrant’s Post-Effective Amendment No. 129 filed on October 30, 2012 (File No.  2-75503).

(10)(d)(7) Amendment to Agreement Pursuant to Class L Distribution and Service Plan dated June 11, 2015 is incorporated by reference to Registrant’s Post-Effective Amendment No. 138 filed on June 24, 2015 (File No.  2-75503).

(10)(d)(8) Amendment to Agreement Pursuant to Class L Distribution and Service Plan dated January 4, 2018 is incorporated by reference to Registrant’s Post-Effective Amendment No. 148 filed on December 18, 2017 (File No.  2-75503).

(10)(d)(9) Amendments to Agreement Pursuant to Class L Distribution and Service Plan dated July 14, 2017 and September 10, 2018 are incorporated by reference to Registrant’s Post-Effective Amendment No. 158 filed on August 28, 2018 (File No. 2-75503).

(10)(d)(10) Amendment to Agreement Pursuant to Class L Distribution and Service Plan dated January 11, 2019 is incorporated by reference to Registrant’s Post-Effective Amendment No. 161 filed on April 29, 2019 (File No.  2-75503).

(10)(d)(11) Amendment to Agreement Pursuant to Class L Distribution and Service Plan dated August 14, 2020 is incorporated by reference to Registrant’s Post-Effective Amendment No. 172 filed on August 28, 2020 (File No.  2-75503).

(10)(e) Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for certain Funds (Institutional Class, Investor Class, Investor II Class and Class L) dated April 21, 2020 is incorporated by reference to Registrant’s Post-Effective Amendment No. 172 filed on August 28, 2020 (File No. 2-75503).

(11) Legal Opinion is to be filed by amendment.

(12) Form of Opinion and Consent of Vedder Price P.C. supporting the tax matters and consequences to shareholders discussed in the Information Statement/Prospectus is to be filed by amendment.

(13)(a)(1) Securities Lending Agreement and Guaranty with The Bank of New York Mellon dated November 2, 2001 is incorporated by reference to Registrant’s Post-Effective Amendment No. 74 filed on March 1, 2002 (File No.  2-75503).

(13)(a)(2) Global Securities Lending Supplement dated April 29, 2010 and forms of amendments to Securities Lending Agreement and Guaranty are incorporated by reference to Registrant’s Post-Effective Amendment No. 123 to its Registration Statement filed on October 14, 2011 (File No.  2-75503).

(13)(a)(3) Supplement to Securities Lending Agreement and Guaranty dated March 6, 2019 is incorporated by reference to Registrant’s Post-Effective Amendment No. 161 filed on April 29, 2019 (File No.  2-75503).

(13)(b)(1) Rule 22c-2 Shareholder Information Agreement with GWFS Equities, Inc. dated April 16, 2007 is incorporated by reference to Registrant’s Post-Effective Amendment No.  88 to its Registration Statement filed on May 1, 2007 (File No. 2-75503).

(13)(b)(2) SEC Rule 22c-2 Amendment to Rule 22c-2 Shareholder Information Agreement dated January  1, 2011 is incorporated by reference to Registrant’s Post-Effective Amendment No. 108 to its Registration Statement filed on December 30, 2010 (File No. 2-75503).

(13)(c)(1) Expense Limitation Agreement for certain Great-West Funds regarding a fixed interest contract issued by Great-West Life & Annuity Insurance Company dated May 1, 2015 is incorporated by reference to Registrant’s Post-Effective Amendment No. 136 filed on April 30, 2015 (File No. 2-75503).

(13)(c)(2) Amendment to Expense Limitation Agreement for certain Great-West Funds regarding a fixed interest contract issued by Great-West Life & Annuity Insurance Company dated May 1, 2016 is incorporated by reference to Registrant’s Post-Effective Amendment No. 142 filed on April 29, 2016 (File No. 2-75503).

(13)(c)(3) Amendment to Expense Limitation Agreement for certain Great-West Funds regarding a fixed interest contract issued by Great-West Life & Annuity Insurance Company dated May 1, 2017 is incorporated by reference to Registrant’s Post-Effective Amendment No. 144 filed on April 28, 2017 (File No. 2-75503).

(13)(c)(4) Amendment to Expense Limitation Agreement for certain Great-West Funds regarding a fixed interest contract issued by Great-West Life & Annuity Insurance Company dated January 11, 2019 is incorporated by reference to Registrant’s Post-Effective Amendment No. 161 filed on April 29, 2019 (File No. 2-75503).

(13)(c)(5) Amendment to Expense Limitation Agreement for certain Great-West Funds regarding a fixed interest contract issued by Great-West Life & Annuity Insurance Company dated August 14, 2020 is incorporated by reference to Registrant’s Post-Effective Amendment No. 172 filed on August 28, 2020 (File No. 2-75503).

(13)(d)(1) Expense Limitation Agreement for certain Great-West Funds regarding unaffiliated underlying funds dated May 1, 2015 is incorporated by reference to Registrant’s Post-Effective Amendment No. 136 filed on April 30, 2015 (File No.  2-75503).

(13)(d)(2) Amendment to Expense Limitation Agreement for certain Great-West Funds regarding unaffiliated underlying funds dated May 1, 2016 is incorporated by reference to Registrant’s Post-Effective Amendment No. 142 filed on April 29, 2016 (File No.  2-75503).

(13)(d)(3) Amendment to Expense Limitation Agreement for certain Great-West Funds regarding unaffiliated underlying funds dated May 1, 2017 is incorporated by reference to Registrant’s Post-Effective Amendment No. 144 filed on April 28, 2017 (File No.  2-75503).

(13)(d)(4) Amendment to Expense Limitation Agreement for certain Great-West Funds regarding unaffiliated underlying funds dated January 11, 2019 is incorporated by reference to Registrant’s Post-Effective Amendment No. 161 filed on April 29, 2019 (File No.  2-75503).

(13)(d)(5) Amendment to Expense Limitation Agreement for certain Great-West Funds regarding unaffiliated underlying funds dated August 14, 2020 is incorporated by reference to Registrant’s Post-Effective Amendment No. 172 filed on August 28, 2020 (File No.  2-75503).

(13)(e)(1) Expense Limitation Agreement for certain Great-West Funds regarding unaffiliated underlying funds dated May 1, 2015 is incorporated by reference to Registrant’s Post-Effective Amendment No. 142 filed on April 29, 2016 (File No.  2-75503).

(13)(e)(2) Amendment to Expense Limitation Agreement for certain Great-West Funds regarding unaffiliated underlying funds dated May 1, 2017 is incorporated by reference to Registrant’s Post-Effective Amendment No. 144 filed on April 28, 2017 (File No.  2-75503).

(13)(f) Shareholder Services Agreement for certain Great-West Funds dated April 29, 2020 is incorporated by reference to Registrant’s Post-Effective Amendment No. 170 filed on April 29, 2020 (File No. 2-75503).

(14) Written Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm, is to be filed by amendment.

(15) Not Applicable.

(16) Powers of Attorney for Ms. Klapper, Mr. McConahey, Mr. Hillary, Mr. Hudner, and Mr.  Lake are filed herewith.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that an executed opinion of counsel supporting the tax matters discussed in the Information Statement/Prospectus will be filed with the Securities and Exchange Commission following the closing of this Reorganization.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Greenwood Village and State of Colorado, on the 2nd day of October, 2020.

GREAT-WEST FUNDS, INC. (Registrant)
By:	/s/ Jonathan D. Kreider
Jonathan D. Kreider President and Chief Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date

	/s/ Gail H. Klapper	Director	October 2, 2020
Gail H. Klapper*

	/s/ Stephen G. McConahey	Director	October 2, 2020
Stephen G. McConahey*

	/s/ James A. Hillary	Director	October 2, 2020
James A. Hillary*

	/s/ R. Timothy Hudner	Director	October 2, 2020
R. Timothy Hudner*

	/s/ Steven A. Lake	Director	October 2, 2020
Steven A. Lake*

	/s/ Jonathan D. Kreider	President, Chief Executive Officer & Director	October 2, 2020
Jonathan D. Kreider

	/s/ Mary C. Maiers	Chief Financial Officer & Treasurer	October 2, 2020
	Mary C. Maiers	(acting Principal Accounting Officer)

*By:	/s/ Ryan L. Logsdon		October 2, 2020
Ryan L. Logsdon (Attorney-in-fact)

*	Powers of Attorney for Ms. Klapper, Mr. McConahey, Mr. Hillary, Mr. Hudner, and Mr. Lake are filed herewith.